UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: MARCH 31

Date of Reporting Period: DECEMBER 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2017

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CALIFORNIA BOND FUND

DECEMBER 31, 2017

(Form N-Q)

48462 -0218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District

MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index

PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal
Corp., Build America Mutual Assurance Co., National Public Finance
Guarantee Corp., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Barclays Bank PLC., Deutsche Bank A.G., or JPMorgan Chase & Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from
California Health Insurance Construction Loan Insurance Program.

1 | USAA California Bond Fund

PORTFOLIO OF INVESTMENTS

USAA California Bond Fund

December 31, 2017 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	FIXED-RATE INSTRUMENTS (88.1%)
	California (84.9%)
$2,000	Adelanto Public Utility Auth. (INS)	5.00%	7/01/2039	$2,258
2,000	Alameda Corridor Transportation Auth.	5.00	10/01/2037	2,309
1,500	Anaheim Public Financing Auth.	5.00	5/01/2046	1,726
4,235	Association of Bay Area Governments (NBGA)	5.00	1/01/2033	4,809
17,520	Association of Bay Area Governments (INS)	4.75	3/01/2036	17,603
1,500	Association of Bay Area Governments	5.00	7/01/2042	1,622
1,300	Atwater Wastewater (INS)	5.00	5/01/2043	1,523
3,085	Burbank Unified School District, 4.30%,
	8/01/2023	4.30 (a)	8/01/2033	2,739
3,000	Burbank Unified School District, 4.35%,
	8/01/2023	4.35 (a)	8/01/2034	2,659
5,265	Carlsbad Unified School District (INS) (PRE)	5.00	10/01/2034	5,580
9,500	Centinela Valley Union High School District	4.00	8/01/2050	10,081
3,000	Central Unified School District (INS) (PRE)	5.50	8/01/2029	3,187
5,000	Chula Vista	5.88	1/01/2034	5,303
6,000	City and County of San Francisco Airport
	Commission	4.90	5/01/2029	6,351
2,000	City of Fillmore Wastewater	5.00	5/01/2047	2,337
3,000	City of Upland	4.00	1/01/2042	3,123
2,000	City of Upland	5.00	1/01/2047	2,302
1,350	Corona-Norco Unified School District	5.00	9/01/2032	1,526
6,000	Educational Facilities Auth. (PRE)	5.38	4/01/2034	6,500
1,000	Educational Facilities Auth.	5.00	10/01/2037	1,167
3,100	Educational Facilities Auth.	5.00	10/01/2049	3,649
1,500	Elk Grove Finance Auth. (INS)	5.00	9/01/2038	1,695
15,000	Foothill/Eastern Transportation Corridor Agency
	(INS)	4.21 (b)	1/15/2034	8,399
7,500	Foothill/Eastern Transportation Corridor Agency
	(INS)	4.25 (b)	1/15/2035	4,030
18,000	Golden State Tobacco Securitization (INS)	4.55	6/01/2022	18,219
16,675	Golden State Tobacco Securitization	5.00	6/01/2033	16,675
5,000	Health Facilities Financing Auth.	5.00	7/01/2033	5,743
2,000	Health Facilities Financing Auth. (PRE)	6.50	10/01/2033	2,076
8,105	Health Facilities Financing Auth.	4.00	3/01/2039	8,645
1,050	Health Facilities Financing Auth. (NBGA)	5.00	7/01/2039	1,206
2,100	Health Facilities Financing Auth.	5.00	11/15/2039	2,377
14,000	Health Facilities Financing Auth.	4.00	11/15/2041	14,903
7,805	Health Facilities Financing Auth. (NBGA)	5.00	6/01/2042	8,639
1,000	Health Facilities Financing Auth.	5.00	8/15/2042	1,171
2,300	Health Facilities Financing Auth. (NBGA)	5.00	7/01/2044	2,628
10,000	Health Facilities Financing Auth.	4.00	10/01/2047	10,613
9,310	Indio Redevelopment Agency	5.25	8/15/2031	9,492
6,000	Inland Empire Tobacco Securitization Auth.	5.75	6/01/2026	6,302
1,000	Irvine Unified School District	5.00	9/01/2042	1,139
1,000	Irvine Unified School District	5.00	9/01/2042	1,139
1,000	Irvine Unified School District	5.00	9/01/2047	1,136
525	Irvine Unified School District	5.00	9/01/2047	596
1,000	Irvine Unified School District	5.00	9/01/2049	1,130
1,000	Jurupa Public Financing Auth.	5.00	9/01/2042	1,145
1,500	Local Public Schools Funding Auth. (INS)	4.00	8/01/2052	1,601

2 | USAA California Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$3,875	Long Beach Bond Finance Auth.	5.00%	11/15/2035	$4,782
2,000	Los Angeles County Public Works Financing
	Auth.	5.00	12/01/2044	2,283
6,000	Los Angeles County Public Works Financing
	Auth.	5.00	12/01/2045	6,926
10,000	Madera Redevelopment Agency	5.38	9/01/2038	10,182
5,790	March Joint Powers Redevelopment Agency
	(INS)	4.00	8/01/2041	6,193
3,800	Modesto Irrigation District (PRE)	5.75	10/01/2034	3,999
2,200	Modesto Irrigation District	5.75	10/01/2034	2,308
3,435	Monrovia Financing Auth.	5.00	12/01/2045	4,067
2,345	Monrovia Financing Auth. (INS)	5.00	12/01/2045	2,684
7,500	Monterey Peninsula CCD (INS) (PRE)	5.11 (b)	8/01/2029	4,193
2,000	Mountain View Shoreline Regional Park
	Community	5.63	8/01/2035	2,250
750	Municipal Finance Auth.	5.00	2/01/2037	865
1,900	Municipal Finance Auth. (NBGA)	4.13	5/15/2039	2,005
1,000	Municipal Finance Auth.	5.00	2/01/2042	1,145
2,100	Municipal Finance Auth. (NBGA)	4.13	5/15/2046	2,206
1,000	Municipal Finance Auth.	5.00	2/01/2047	1,145
2,500	Municipal Finance Auth. (NBGA)	5.00	5/15/2047	2,934
1,000	Municipal Finance Auth.	5.00	7/01/2047	1,143
1,000	Municipal Finance Auth.	5.00	6/01/2050	1,099
1,500	Norco Redevelopment Agency (PRE)	5.88	3/01/2032	1,637
1,250	Norco Redevelopment Agency (PRE)	6.00	3/01/2036	1,367
5,000	Norwalk Redevelopment Agency (INS)	5.00	10/01/2030	5,012
3,500	Norwalk Redevelopment Agency (INS)	5.00	10/01/2035	3,510
7,500	Norwalk-La Mirada Unified School District (INS)	5.00 (b)	8/01/2030	5,196
6,205	Oakdale Irrigation District (PRE)	5.50	8/01/2034	6,592
5,500	Palomar Pomerado Health (INS)	4.89 (b)	8/01/2026	4,381
12,230	Palomar Pomerado Health (INS)	6.05 (b)	8/01/2031	8,087
2,000	Pittsburg Successor Redevelopment Agency
	(INS)	5.00	9/01/2029	2,380
4,000	Pollution Control Financing Auth. (c)	5.25	8/01/2040	4,344
9,870	Pollution Control Financing Auth.	5.00	11/21/2045	10,035
1,500	Pomona Unified School District (INS)	5.00	8/01/2039	1,691
1,000	Public Finance Auth.	5.00	10/15/2037	1,134
3,000	Public Finance Auth.	5.00	10/15/2047	3,376
6,875	Public Works Board	5.00	4/01/2031	6,892
5,705	Public Works Board	5.00	4/01/2031	5,719
2,000	Regents of the Univ. of California	4.00	5/15/2044	2,124
2,800	Rio Elementary School District (INS)	4.00	8/01/2045	2,986
1,250	Riverside County Public Financing Auth. (INS)	4.00	10/01/2036	1,338
1,625	Riverside County Public Financing Auth. (INS)	4.00	10/01/2037	1,735
2,000	Riverside County Redevelopment Successor
	Agency (INS)	4.00	10/01/2037	2,127
2,000	Riverside County Transportation Commission
	(PRE)	5.25	6/01/2039	2,336
2,000	RNR School Financing Auth. (INS)	5.00	9/01/2041	2,326
7,115	Roseville Finance Auth. (PRE)	5.00	2/01/2037	7,613
2,000	Sacramento Area Flood Control Agency (INS)	5.00	10/01/2044	2,257
1,100	Sacramento County Airport Systems	5.00	7/01/2041	1,285
1,020	Sacramento Unified School District (INS)	5.00	7/01/2038	1,153
2,000	San Diego County Regional Airport Auth.	5.00	7/01/2040	2,142
1,500	San Diego County Regional Airport Auth.	5.00	7/01/2047	1,797
1,000	San Diego Public Facilities Financing Auth.
	(PRE)	5.25	5/15/2029	1,083
2,500	San Diego Public Facilities Financing Auth.	5.00	10/15/2044	2,892
3,500	San Francisco City and County Airport (PRE)	5.25	5/01/2026	3,544
10,000	San Jose Financing Auth.	5.00	6/01/2039	11,252
3,000	San Jose Redevelopment Agency (INS)	4.45	8/01/2032	3,001
1,500	San Luis & Delta-Mendota (INS)	5.00	3/01/2038	1,664

3 | USAA California Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$3,000	San Marcos Unified School District Financing
	Auth. (INS) (PRE)	5.00%	8/15/2035	$3,261
5,000	San Ramon Successor Redevelopment Agency
	(INS)	5.00	2/01/2038	5,674
3,500	Santa Barbara Financing Auth.	5.00	7/01/2029	3,671
9,000	Santa Barbara Financing Auth.	5.00	7/01/2039	9,408
2,000	Santa Clara	5.25	7/01/2032	2,233
5,250	Santa Clarita CCD	4.00	8/01/2046	5,644
6,000	Santa Cruz County Redevelopment Successor
	Agency (INS)	5.00	9/01/2035	6,945
1,750	School Finance Auth. (c)	5.00	8/01/2041	1,931
2,250	School Finance Auth. (c)	5.00	8/01/2046	2,459
1,370	School Finance Auth. (c)	5.00	7/01/2047	1,545
10,000	South Orange County Public Financing Auth.
	(INS)	5.00	8/15/2032	10,014
4,000	State	5.25	2/01/2030	4,545
75	State	4.50	8/01/2030	75
5,000	State	5.75	4/01/2031	5,258
3,000	State	5.00	2/01/2043	3,400
2,500	State	5.00	9/01/2045	2,965
9,500	State	5.00	8/01/2046	11,243
7,000	State	5.00	11/01/2047	8,415
3,500	Statewide Communities Dev. Auth. (NBGA)
	(PRE)	5.75	8/15/2038	3,594
2,500	Statewide Communities Dev. Auth. (PRE)	5.00	11/15/2038	2,533
2,000	Statewide Communities Dev. Auth.	5.00	5/15/2040	2,302
1,500	Statewide Communities Dev. Auth.	5.00	5/15/2042	1,648
500	Statewide Communities Dev. Auth.	5.00	11/01/2043	569
2,400	Statewide Communities Dev. Auth. (NBGA)	5.00	8/01/2044	2,708
2,750	Statewide Communities Dev. Auth.	5.00	10/01/2046	3,128
4,000	Statewide Communities Dev. Auth. (NBGA)	4.00	11/01/2046	4,286
1,500	Statewide Communities Dev. Auth.	5.00	5/15/2047	1,641
1,000	Statewide Communities Dev. Auth.	5.00	5/15/2047	1,166
1,000	Statewide Communities Dev. Auth.	5.00	5/15/2050	1,163
3,000	Statewide Communities Dev. Auth.	4.00	8/15/2051	3,138
1,575	Temecula Valley Unified School District (INS)	5.00	9/01/2040	1,820
7,500	Temecula Valley Unified School District (INS)	4.00	8/01/2045	8,029
5,710	Tulare (INS)	4.00	11/15/2041	6,140
5,000	Tulare (INS)	4.00	11/15/2044	5,366
7,190	Tuolumne Wind Project Auth. (PRE)	5.63	1/01/2029	7,491
4,000	Val Verde Unified School District (INS)	5.00	3/01/2029	4,148
1,105	Val Verde Unified School District (INS)	5.00	8/01/2034	1,276
1,530	Val Verde Unified School District (INS)	5.00	8/01/2035	1,758
1,500	Val Verde Unified School District (INS)	5.13	3/01/2036	1,553
4,000	Val Verde Unified School District (INS)	5.00	8/01/2044	4,553
4,475	Val Verde Unified School District (INS)	4.00	8/01/2045	4,773
3,287	Vallejo Sanitation and Flood Control District
	(INS)	5.00	7/01/2019	3,378
5,000	Victor Valley Union High School District (INS)	4.00	8/01/2037	5,395
1,250	Washington Township Health Care District	6.00	7/01/2029	1,317
1,000	Washington Township Health Care District	5.00	7/01/2042	1,135
4,585	West Kern Water District	5.00	6/01/2028	5,065
6,000	Western Placer Unified School District (INS)	4.00	8/01/2041	6,418
				593,647
	Guam (2.3%)
1,000	Power Auth.	5.00	10/01/2034	1,072
2,700	Power Auth.	5.00	10/01/2038	3,044
4,000	Waterworks Auth.	5.50	7/01/2043	4,508
7,000	Waterworks Auth.	5.00	1/01/2046	7,763
				16,387

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	U.S. Virgin Islands (0.9%)
$1,365	Public Finance Auth.	4.00%	10/01/2022	$908
1,500	Public Finance Auth.	5.00	10/01/2027	941
1,500	Public Finance Auth.	5.00	10/01/2032	941
3,000	Public Finance Auth. (c)	5.00	9/01/2033	3,252
				6,042
	Total Fixed-Rate Instruments (cost: $591,660)			616,076

PUT BONDS (3.5%)

California (3.5%)

15,000	Bay Area Toll Auth., MUNIPSA + 1.25%	2.96 (d)	4/01/2036	15,442
8,485	Twin Rivers Unified School District (INS)	3.20	6/01/2041	8,496
				23,938
	Total Put Bonds (cost: $23,485)			23,938

VARIABLE-RATE DEMAND NOTES (7.3%)

California (5.9%)

2,330	Antioch Unified School District (LIQ) (LOC -
	Deutsche Bank A.G.) (c)	1.76(e)	8/01/2047	2,330
2,475	Pollution Control Financing Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	1.75(e)	11/01/2026	2,475
11,300	Sacramento City Financing Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (c)	1.81(e)	12/01/2033	11,300
9,595	Semitropic Improvement District (LIQ) (c)	1.96(e)	12/01/2018	9,595
15,550	Victorville Joint Powers Financing Auth. (LOC -
	BNP Paribas)	2.21(e)	5/01/2040	15,550
				41,250
	Guam (1.4%)
9,870	Government (LIQ) (LOC - Barclays Bank PLC)
	(c)	1.86(e)	12/01/2046	9,870
	Total Variable-Rate Demand Notes (cost: $51,120)			51,120
	Total Investments (cost: $666,265)			$691,134
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Fixed-Rate Instruments	$	— $	616,076	$	— $	616,076
Put Bonds		—	23,938		—	23,938
Variable-Rate Demand Notes		—	51,120		—	51,120
Total	$	— $	691,134	$	— $	691,134

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2017, through December 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA California Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA California Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however,

6 | USAA California Bond Fund

to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to

7 | USAA California Bond Fund

their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $699,127,000 at December 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

F. New accounting pronouncement – In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of purchased callable debt securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

SPECIFIC NOTES

(a)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(b)Zero-coupon security. Rate represents the effective yield at the date of purchase.

Notes to Portfolio of Investments | 8

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2017.

(e)Variable-rate demand notes – interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

9 | USAA California Bond Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GLOBAL EQUITY INCOME FUND

DECEMBER 31, 2017

(Form N-Q)

98353 -0218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Global Equity Income Fund

December 31, 2017 (unaudited)

Number	Market
Value
of Shares Security	(000)

EQUITY SECURITIES (99.0%)

COMMON STOCKS (99.0%)

Consumer Discretionary (7.1%)

Advertising (0.5%)

7,630	Omnicom Group, Inc.	$556
	Auto Parts & Equipment (0.9%)
17,040	Magna International, Inc.	966
	Automobile Manufacturers (1.0%)
12,830	Daimler AG(a)	1,090
	Cable & Satellite (1.1%)
81,631	Sky plc*(a)	1,113
	Casinos & Gaming (0.5%)
8,060	Las Vegas Sands Corp.	560
	Home Improvement Retail (1.0%)
223,900	Kingfisher plc(a)	1,021
	Hotels, Resorts & Cruise Lines (0.5%)
7,900	Carnival Corp.	524
	Restaurants (1.6%)
9,600	McDonald's Corp.	1,652
	Total Consumer Discretionary	7,482
	Consumer Staples (15.3%)
	Brewers (0.5%)
4,700	Anheuser-Busch InBev S.A./N.V.(a)	524
	Household Products (2.2%)
24,770	Procter & Gamble Co.	2,276
	Hypermarkets & Super Centers (1.8%)
19,340	Wal-Mart Stores, Inc.	1,910
	Packaged Foods & Meat (2.7%)
32,370	Nestle S.A.(a)	2,781
	Personal Products (2.6%)
49,050	Unilever N.V.(a)	2,756
	Soft Drinks (1.5%)
13,080	Coca-Cola Co.	600
8,395	PepsiCo, Inc.	1,007
		1,607

1 | USAA Global Equity Income Fund

Number		Market
	Security	Value
of Shares		(000)
	Tobacco (4.0%)
10,240	Altria Group, Inc.	$731
24,012	British American Tobacco plc(a)	1,621
13,180	Imperial Brands plc(a)	563
13,590	Japan Tobacco, Inc.(a)	438
8,180	Philip Morris International, Inc.	864
		4,217
	Total Consumer Staples	16,071
	Energy (10.3%)
	Integrated Oil & Gas (7.4%)
29,160	Exxon Mobil Corp.	2,439
50,310	Galp Energia SGPS S.A.(a)	924
24,710	Occidental Petroleum Corp.	1,820
47,570	Total S.A.(a)	2,625
		7,808
	Oil & Gas Drilling (0.6%)
9,620	Helmerich & Payne, Inc.	622
	Oil & Gas Equipment & Services (0.5%)
7,540	Schlumberger Ltd.	508
	Oil & Gas Exploration & Production (1.3%)
13,230	ConocoPhillips	726
56,950	Peyto Exploration & Development Corp.	681
		1,407
	Oil & Gas Refining & Marketing (0.5%)
17,140	Keyera Corp.	483
	Total Energy	10,828
	Financials (11.9%)
	Consumer Finance (1.0%)
26,585	Synchrony Financial	1,026
	Diversified Banks (7.0%)
47,510	Australia and New Zealand Banking Group Ltd.(a)	1,061
7,090	Bank of Montreal	567
16,000	Bank of Nova Scotia	1,033
67,190	DBS Group Holdings Ltd.(a)	1,244
113,350	HSBC Holdings plc(a)	1,169
8,500	JPMorgan Chase & Co.	909
16,880	Royal Bank of Canada	1,379
		7,362
	Financial Exchanges & Data (0.5%)
3,950	CME Group, Inc.	577
	Multi-Line Insurance (2.5%)
4,642	Allianz SE(a)	1,063
55,170	AXA S.A.(a)	1,635
		2,698
	Property & Casualty Insurance (0.4%)
11,290	XL Group Ltd.	397
	Regional Banks (0.5%)
3,630	PNC Financial Services Group, Inc.	524
	Total Financials	12,584

Portfolio of Investments | 2

Number	Market
Value
of Shares Security	(000)

Health Care (16.0%)

Biotechnology (3.0%)

28,380	AbbVie, Inc.	$2,744
5,860	Gilead Sciences, Inc.	420
		3,164
	Health Care Equipment (0.7%)
9,100	Medtronic plc	735
	Pharmaceuticals (12.3%)
50,920	GlaxoSmithKline plc(a)	901
15,300	Johnson & Johnson	2,138
37,630	Merck & Co., Inc.	2,117
31,140	Novartis AG(a)	2,633
79,690	Pfizer, Inc.	2,886
7,800	Roche Holding AG(a)	1,973
3,530	Sanofi(a)	304
		12,952
	Total Health Care	16,851
	Industrials (11.4%)
	Aerospace & Defense (1.9%)
118,140	BAE Systems plc(a)	909
3,480	Lockheed Martin Corp.	1,117
		2,026
	Building Products (0.9%)
25,551	Johnson Controls International plc	974
	Construction & Engineering (1.7%)
17,500	Vinci S.A.(a)	1,785
	Construction Machinery & Heavy Trucks (0.5%)
25,750	Volvo AB "B"(a)	479
	Electrical Components & Equipment (0.8%)
10,370	Eaton Corp. plc	819
	Environmental & Facilities Services (0.5%)
8,460	Republic Services, Inc.	572
	Human Resource & Employment Services (0.5%)
6,450	Adecco Group AG(a)	493
	Industrial Conglomerates (3.5%)
42,126	General Electric Co.	735
21,340	Siemens AG(a)	2,961
		3,696
	Trading Companies & Distributors (1.1%)
42,280	Mitsubishi Corp.(a)	1,169
	Total Industrials	12,013
	Information Technology (9.3%)
	Communications Equipment (2.0%)
54,810	Cisco Systems, Inc.	2,099
	Semiconductors (3.9%)
54,931	Cypress Semiconductor Corp.	837
17,255	Intel Corp.	797
10,740	Maxim Integrated Products, Inc.	561
17,870	QUALCOMM, Inc.	1,144

3 | USAA Global Equity Income Fund

Number		Market
	Security	Value
of Shares		(000)
7,450	Texas Instruments, Inc.	$778
		4,117
	Systems Software (1.6%)
13,980	Microsoft Corp.	1,196
9,835	Oracle Corp.	465
		1,661
	Technology Hardware, Storage, & Peripherals (1.8%)
55,720	HP, Inc.	1,171
8,790	Western Digital Corp.	699
		1,870
	Total Information Technology	9,747
	Materials (5.2%)
	Diversified Chemicals (2.8%)
12,870	BASF SE(a)	1,412
22,140	DowDuPont, Inc.	1,577
		2,989
	Diversified Metals & Mining (0.6%)
9,854	Rio Tinto Ltd.(a)	581
	Fertilizers & Agricultural Chemicals (1.0%)
4,200	Monsanto Co.	490
26,230	Potash Corp. of Saskatchewan, Inc.	542
		1,032
	Paper Products (0.3%)
9,590	UPM-Kymmene Oyj(a)	298
	Specialty Chemicals (0.5%)
4,440	Albemarle Corp.	568
	Total Materials	5,468
	Telecommunication Services (6.4%)
	Integrated Telecommunication Services (3.3%)
53,030	AT&T, Inc.	2,062
12,310	Nippon Telegraph & Telephone Corp.(a)	579
109,650	Singapore Telecommunications Ltd.(a)	293
10,920	Verizon Communications, Inc.	578
		3,512
	Wireless Telecommunication Services (3.1%)
25,800	NTT DOCOMO, Inc.(a)	609
21,170	Rogers Communications, Inc. "B"	1,079
500,040	Vodafone Group plc(a)	1,580
		3,268
	Total Telecommunication Services	6,780
	Utilities (6.1%)
	Electric Utilities (4.5%)
14,850	Duke Energy Corp.	1,249
12,110	Edison International	766
255,410	Enel S.p.A.(a)	1,570
7,010	NextEra Energy, Inc.	1,095
		4,680
	Multi-Utilities (1.6%)
110,325	E.ON SE(a)	1,196

Portfolio of Investments | 4

Number		Market
	Security	Value
of Shares		(000)
42,675	National Grid plc(a)	$501
		1,697
	Total Utilities	6,377
	Total Common Stocks (cost: $91,137)	104,201
	Total Equity Securities (cost: $91,137)	104,201

MONEY MARKET INSTRUMENTS (1.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.3%)

State Street Institutional Treasury Money Market Fund Premier Class, 1.15%(b)
1,373,300 (cost: $1,373)					1,373
Total Investments (cost: $92,510)					$105,574
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2		LEVEL 3	Total
Equity Securities:
Common Stocks	$60,347	$43,854	$	— $	104,201
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	1,373	—		—	1,373
Total	$61,720	$43,854	$	— $	105,574

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

FAIR VALUE LEVEL TRANSFERS

For the period of April 1, 2017, through December 31, 2017, the table below shows the transfers between Level 1, Level 2, and Level

3.The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Common Stocks(I)	$(32,128)	$32,128	$-
Total	$(32,128)	$32,128	$-

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

5 | USAA Global Equity Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Global Equity Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Equity Income Fund Shares (Fund Shares) and Global Equity Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

6 | USAA Global Equity Income Fund

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based

7 | USAA Global Equity Income Fund

on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $105,263,000 at December 31, 2017, and, in total, may not

Notes to Portfolio of Investments | 8

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 48.5% of net assets at December 31, 2017.

D.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

SPECIFIC NOTES

(a)Securities with a value of $43,854,000, which represented 41.7% of the Fund's net assets, were classified as Level 2 at December 31, 2017, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(b)Rate represents the money market fund annualized seven-day yield at December 31, 2017.

*Non-income-producing security.

9 | USAA Global Equity Income Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA NEW YORK BOND FUND

DECEMBER 31, 2017

(Form N-Q)

48466 -0218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Assured Guaranty Corp., or Assured Guaranty Municipal
Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the
Federal Housing Administration or the State of New York Mortgage Agency.

1 | USAA New York Bond Fund

PORTFOLIO OF INVESTMENTS

USAA New York Bond Fund

December 31, 2017 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (93.8%)

New York (88.3%)

$1,000	Albany Capital Resource Corp. (PRE)	6.00%	11/15/2025	$1,120
1,500	Brookhaven Local Dev. Corp.	5.25	11/01/2036	1,722
1,000	Buffalo & Erie County Industrial Land Dev. Corp.	5.00	8/01/2052	1,063
500	Buffalo & Erie County Industrial Land Dev. Corp.	6.00	10/01/2031	569
1,000	Buffalo & Erie County Industrial Land Dev. Corp.	5.00	6/01/2035	1,083
2,000	Buffalo & Erie County Industrial Land Dev. Corp.	5.00	7/01/2040	2,228
700	Build NYC Resource Corp.	5.00	6/01/2040	785
1,000	Build NYC Resource Corp.	5.00	8/01/2040	1,125
500	Build NYC Resource Corp.	5.00	7/01/2041	558
1,000	Build NYC Resource Corp.	4.00	8/01/2042	1,066
1,500	Build NYC Resource Corp.	5.00	8/01/2042	1,611
1,000	Build NYC Resource Corp.	5.50	4/01/2043	1,041
2,000	Build NYC Resource Corp.	5.00	7/01/2045	2,275
2,000	Build NYC Resource Corp.	5.00	11/01/2047	2,642
1,000	Canton Capital Resource Corp. (INS) (PRE)	5.00	5/01/2040	1,076
2,000	Chautauqua Tobacco Asset Securitization Corp.	5.00	6/01/2048	2,037
1,000	Convention Center Dev. Corp.	3.28 (a)	11/15/2037	499
500	Convention Center Dev. Corp.	5.00	11/15/2045	575
500	Counties Tobacco Trust VI	5.00	6/01/2045	530
1,365	Dormitory Auth. (ETM)	5.30	2/15/2019	1,394
2,000	Dormitory Auth.	5.00	7/01/2026	2,161
1,000	Dormitory Auth.	5.00	7/01/2027	1,018
3,275	Dormitory Auth. (INS)	5.50	5/15/2030	4,306
500	Dormitory Auth. (INS)	5.00	7/01/2030	501
1,000	Dormitory Auth.	5.00	7/01/2031	1,107
1,000	Dormitory Auth.	5.00	1/15/2032	1,003
500	Dormitory Auth. (INS)	5.63	11/01/2032	557
2,500	Dormitory Auth. (NBGA)	5.00	6/01/2033	2,534
2,500	Dormitory Auth. (INS) (PRE)	5.00	7/01/2033	2,544
2,000	Dormitory Auth. (PRE)	5.25	7/01/2033	2,108
1,300	Dormitory Auth. (b)	5.75	7/01/2033	1,366
1,895	Dormitory Auth. (PRE)	5.00	2/15/2034	1,971
105	Dormitory Auth.	5.00	2/15/2034	109
500	Dormitory Auth.	5.00	7/01/2034	577
1,200	Dormitory Auth. (INS) (PRE)	5.00	7/01/2034	1,260
1,000	Dormitory Auth.	5.25	7/01/2035	1,038
1,300	Dormitory Auth. (b)	5.00	12/01/2037	1,452
500	Dormitory Auth.	5.00	5/01/2038	554
2,000	Dormitory Auth. (PRE)	5.00	7/01/2038	2,035
500	Dormitory Auth. (PRE)	5.50	3/01/2039	523
500	Dormitory Auth.	5.00	5/01/2039	552
2,000	Dormitory Auth. (INS)	5.50	7/01/2040	2,765
1,000	Dormitory Auth. (PRE)	5.50	7/01/2040	1,093
2,000	Dormitory Auth. (PRE)	5.00	5/01/2041	2,207
1,000	Dormitory Auth.	4.00	7/01/2041	1,081
250	Dormitory Auth.	5.00	7/01/2042	274

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,000	Dormitory Auth.	5.00%	5/01/2043	$1,142
2,000	Dormitory Auth.	4.00	7/01/2043	2,124
1,000	Dormitory Auth.	5.75	7/01/2043	1,163
1,500	Dormitory Auth.	5.00	7/01/2044	1,664
1,000	Dormitory Auth.	4.00	7/01/2047	1,074
1,000	Dutchess County IDA (INS)	5.50	4/01/2030	1,089
1,250	Dutchess County Local Dev. Corp.	5.75	7/01/2040	1,386
2,000	Dutchess County Local Dev. Corp.	4.00	7/01/2041	2,120
1,000	Dutchess County Local Dev. Corp.	5.00	7/01/2044	1,126
2,000	Dutchess County Local Dev. Corp.	5.00	7/01/2045	2,301
600	Dutchess County Local Dev. Corp.	5.00	7/01/2046	678
1,000	Environmental Facilities Corp.	4.00	8/15/2046	1,083
250	Erie County IDA	5.25	5/01/2032	276
600	Hempstead Town Local Dev Co.	5.00	7/01/2047	703
5	Housing Finance Agency (INS)	6.13	11/01/2020	5
2,000	Hudson Yards Infrastructure Co.	4.00	2/15/2044	2,157
1,000	Jefferson County Civic Facility Dev. Corp.	4.00	11/01/2047	1,003
2,500	Liberty Dev. Corp.	5.25	10/01/2035	3,286
560	Liberty Dev. Corp.	5.50	10/01/2037	760
1,000	Liberty Dev. Corp. (b)	5.00	11/15/2044	1,090
2,000	Long Island Power Auth. (PRE)	5.00	5/01/2038	2,214
1,000	Long Island Power Auth.	5.00	9/01/2041	1,171
2,000	Long Island Power Auth.	5.00	9/01/2044	2,262
500	Monroe County IDC	5.25	10/01/2031	563
1,000	Monroe County IDC	5.00	12/01/2037	1,100
500	Monroe County IDC (INS)	5.00	1/15/2038	559
2,100	Monroe County IDC (NBGA)	5.50	8/15/2040	2,358
2,000	Monroe County IDC	5.00	12/01/2042	2,187
1,000	Monroe County IDC	4.00	7/01/2043	1,080
1,000	Monroe County IDC	5.00	12/01/2046	1,139
1,000	Monroe County iDC	4.00	10/01/2047	1,004
3,000	MTA	5.00	11/15/2035	3,528
1,500	MTA (PRE)	5.25	11/15/2038	1,692
1,000	MTA	5.25	11/15/2057	1,194
1,000	Nassau County	5.00	1/01/2038	1,157
1,000	Nassau County (INS)	5.00	4/01/2038	1,129
1,000	Nassau County Local Economic Assistance
	Corp.	5.00	7/01/2037	1,086
2,000	New York City	5.25	8/15/2023	2,047
1,885	New York City Health and Hospital Corp.	5.00	2/15/2025	1,894
1,000	New York City Housing Dev. Corp.	5.00	11/01/2042	1,068
17,090	New York City Municipal Water Finance Auth.	5.12 (a)	6/15/2020	16,352
2,000	New York City Municipal Water Finance Auth.	5.00	6/15/2039	2,089
3,000	New York City Transitional Finance Auth.	5.00	1/15/2034	3,008
1,000	New York City Transitional Finance Auth.	5.13	1/15/2034	1,037
1,000	New York City Transitional Finance Auth.	4.00	8/01/2041	1,084
1,250	New York City Transitional Finance Auth.	5.00	7/15/2043	1,465
2,000	New York City Trust for Cultural Resources	5.00	12/01/2039	2,109
1,000	New York City Trust for Cultural Resources	5.00	8/01/2043	1,124
1,000	New York City Trust for Cultural Resources	4.00	7/01/2046	1,055
825	Newburgh City	5.00	6/15/2023	926
870	Newburgh City	5.00	6/15/2024	970
1,000	Niagara Area Dev. Corp.	4.00	11/01/2024	1,001
750	Niagara Tobacco Asset Securitization Corp.	5.25	5/15/2040	844
1,500	Onondaga Civic Dev. Corp.	5.38	7/01/2040	1,594
1,000	Onondaga Civic Dev. Corp.	5.00	10/01/2040	1,092
1,000	Onondaga Civic Dev. Corp.	5.00	7/01/2042	1,056
1,000	Onondaga County Trust for Cultural Resources	5.00	12/01/2036	1,107
800	Onondaga County Trust for Cultural Resources	5.00	5/01/2040	904
2,000	Oyster Bay	4.00	6/01/2018	2,013
600	Rockland County	5.00	12/15/2021	657
1,265	Rockland County	3.75	10/01/2025	1,295
1,000	Southold Local Dev. Corp.	5.00	12/01/2045	1,053
500	St. Lawrence County IDA	4.00	7/01/2043	531
1,770	St. Lawrence County IDA	5.00	9/01/2047	2,047

3 | USAA New York Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,000	State	5.00%	2/15/2039	$1,036
220	Suffolk County EDC (PRE)	5.00	7/01/2028	244
1,280	Suffolk County EDC	5.00	7/01/2028	1,415
250	Suffolk County EDC	5.00	7/01/2033	280
1,020	Suffolk Tobacco Asset Securitization Corp.	5.38	6/01/2028	1,024
1,450	Suffolk Tobacco Asset Securitization Corp.	5.00	6/01/2032	1,575
1,000	Thruway Auth. (PRE)	5.00	4/01/2028	1,026
1,000	Thruway Auth.	4.00	1/01/2056	1,047
1,000	Tompkins County Dev. Corp. (INS) (PRE)	5.50	7/01/2033	1,110
1,500	Tompkins County Dev. Corp.	5.00	7/01/2044	1,601
2,265	Triborough Bridge and Tunnel Auth. (PRE)	5.00	11/15/2029	2,335
1,410	Triborough Bridge and Tunnel Auth.	5.00	11/15/2029	1,452
1,850	Triborough Bridge and Tunnel Auth. (PRE)	5.00	11/15/2031	1,907
1,150	Triborough Bridge and Tunnel Auth.	5.00	11/15/2031	1,183
1,000	Triborough Bridge and Tunnel Auth.	3.70 (a)	11/15/2032	648
2,000	Troy Capital Resource Corp.	5.00	9/01/2030	2,141
1,000	TSASC, Inc.	5.00	6/01/2041	1,126
1,685	Urban Dev. Corp.	5.00	1/01/2029	1,714
2,000	Urban Dev. Corp. (PRE)	5.00	3/15/2036	2,083
870	Westchester County Health Care Corp. (PRE)	6.00	11/01/2030	973
130	Westchester County Health Care Corp.	6.00	11/01/2030	144
1,500	Westchester County Local Dev. Corp.	5.00	1/01/2034	1,628
1,000	Westchester County Local Dev. Corp.	5.00	11/01/2046	1,097
1,000	Westchester County Local Dev. Corp.	5.00	6/01/2047	1,140
500	Westchester Tobacco Asset Securitization Corp.	5.00	6/01/2041	546
1,000	Yonkers (INS) (ETM)	5.00	10/01/2024	1,119
665	Yonkers (INS)	3.00	7/01/2025	692
				197,056
	Guam (4.1%)
500	Government	5.00	1/01/2037	530
1,000	Government	5.00	11/15/2039	1,108
500	Government	5.00	12/01/2046	557
1,000	International Airport Auth. (INS)	5.75	10/01/2043	1,161
1,000	Power Auth. (INS)	5.00	10/01/2030	1,108
1,165	Power Auth.	5.00	10/01/2037	1,316
500	Power Auth. (INS)	5.00	10/01/2039	555
1,000	Waterworks Auth.	5.00	7/01/2029	1,109
500	Waterworks Auth.	5.00	7/01/2035	545
1,000	Waterworks Auth.	5.50	7/01/2043	1,127
				9,116
	Puerto Rico (0.6%)
1,390	Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Financing
	Auth.	5.13	4/01/2032	1,296
	U.S. Virgin Islands (0.8%)
2,000	Public Finance Auth.	5.00	10/01/2032	1,255
750	Water and Power Auth.	5.00	7/01/2018	568
				1,823
	Total Fixed-Rate Instruments (cost: $198,927)			209,291

PUT BONDS (0.9%)

New York (0.9%)

2,000 MTA MUNIPSA + 0.45% (cost: $2,000)	2.16 (c)	11/15/2044	2,000

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (3.8%)

New York (3.8%)

$980	East Rochester Housing Auth. (LOC - Citizens
	Financial Group)	1.87% (e)	12/01/2036	$980
1,700	Energy Research and Dev. Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	1.65 (e)	5/01/2039	1,700
3,700	Housing Finance Agency (LOC - Wells Fargo &
	Co.)	1.76 (e)	11/01/2046	3,700
1,075	Monroe County IDA (LOC - Citizens Financial
	Group)	1.87 (e)	7/01/2027	1,075
1,100	New York City (LOC - Mizuho Corporate Bank
	Ltd.)	1.90 (e)	10/01/2040	1,100
				8,555
	Total Variable-Rate Demand Notes (cost: $8,555)			8,555

Units

LIQUIDATING TRUST (0.3%)

200 Center for Medical Science, Inc.*(d)(f)(g)						580
Total Investments (cost: $209,981)						$220,426
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2		LEVEL 3	Total
Fixed-Rate Instruments	$	— $	209,291	$	— $	209,291
Put Bonds		—	2,000		—	2,000
Variable-Rate Demand Notes		—	8,555		—	8,555
Liquidating Trust		—	—		580	580
Total	$	— $	219,846		$580	$220,426

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Liquidating Trust
Balance as of March 31, 2017	$545
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	35

Balance as of December 31, 2017	$580

For the period of April 1, 2017, through December 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA New York Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA New York Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however,

Notes to Portfolio of Investments | 6

to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

7 | USAA New York Bond Fund

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $223,004,000 at December 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

F. New Accounting Pronouncement – In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of purchased callable debt securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018.The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

Notes to Portfolio of Investments | 8

SPECIFIC NOTES

(a)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2017.

(d)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2017, was $580,000, which represented 0.3% of the Fund's net assets.

(e)Variable -rate demand notes – interest rate is determined by the issuer or agent based current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

(f)Security was fair valued at Level 3.

(g)Restricted security that is not registered under the Securities Act.

*Non-income-producing security.

9 | USAA New York Bond Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TAX EXEMPT INTERMEDIATE"TERM FUND

DECEMBER 31, 2017

(Form N-Q)

48459 -0218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
MTA	Metropolitan Transportation Authority

MUNISPA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index

PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

1 | USAA Tax Exempt Intermediate-Term Fund

(INS)	Principal and interest payments are insured by one of the following: ACA
Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty
Corp., Assured Guaranty Municipal Corp., Build America Mutual
Assurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Citigroup, Inc., Deutsche Bank A.G., or Federal Home Loan Bank.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Federal Home Loan Mortgage Corp., Federal Housing
Administration, Michigan School Bond Qualification and Loan Program, or
Texas Permanent School Fund.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Intermediate-Term Fund

December 31, 2017 (unaudited)

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (83.4%)

Alabama (1.6%)

$5,000	Lower Alabama Gas District	5.00%	9/01/2027	$5,953
7,000	Lower Alabama Gas District	5.00	9/01/2028	8,389
35,000	Lower Alabama Gas District	5.00	9/01/2034	43,601
5,955	Montgomery Medical Clinic Board	5.00	3/01/2033	6,661
1,750	Montgomery Medical Clinic Board	5.00	3/01/2036	1,944
8,000	Special Care Facilities Financing Auth.	5.00	2/01/2036	9,019
				75,567
	Arizona (1.9%)
20,310	Apache County IDA	4.50	3/01/2030	22,234
6,000	Health Facilities Auth.	5.00	2/01/2027	6,600
3,270	Phoenix Civic Improvement Corp. (INS)	5.50	7/01/2024	3,885
2,115	Phoenix Civic Improvement Corp. (INS)	5.50	7/01/2025	2,561
7,555	Phoenix IDA (a)	3.75	7/01/2024	7,951
11,100	Phoenix IDA (a)	5.00	7/01/2034	12,388
1,675	Phoenix IDA	5.00	7/01/2036	1,866
4,250	Phoenix IDA	5.00	10/01/2036	4,850
910	Pima County IDA (a)	4.00	6/15/2022	922
4,900	Pima County IDA (a)	4.13	6/15/2029	4,901
2,680	Pima County IDA	4.50	6/01/2030	2,942
2,000	Pinal County IDA (INS)	5.25	10/01/2020	2,002
1,250	Pinal County IDA (INS)	5.25	10/01/2022	1,251
2,000	Pinal County IDA (INS)	4.50	10/01/2025	2,000
3,540	State (INS)	5.00	10/01/2019	3,741
7,275	State (INS)	5.25	10/01/2020	7,731
				87,825
	Arkansas (0.1%)
4,290	Pulaski Technical College (INS)	5.00	9/01/2030	5,086
	California (7.6%)
4,500	Alameda Corridor Transportation Auth.	5.00	10/01/2035	5,218
500	Anaheim Public Financing Auth.	5.00	5/01/2028	589
500	Anaheim Public Financing Auth.	5.00	5/01/2029	588
1,000	Anaheim Public Financing Auth.	5.00	5/01/2030	1,174
1,510	Cerritos CCD	5.02 (b)	8/01/2025	1,271
1,000	Cerritos CCD	5.24 (b)	8/01/2027	783
1,000	Cerritos CCD	5.41 (b)	8/01/2028	755
1,520	Chula Vista Financing Auth.	5.00	9/01/2027	1,802
1,700	Chula Vista Financing Auth.	5.00	9/01/2028	1,998
1,785	Chula Vista Financing Auth.	5.00	9/01/2029	2,085
2,635	Chula Vista Financing Auth.	5.00	9/01/2030	3,060
2,095	Chula Vista Financing Auth.	5.00	9/01/2031	2,419
5,000	City and County of San Francisco Airport
	Commission	5.25	5/01/2022	5,246
7,000	City and County of San Francisco Airport
	Commission	5.25	5/01/2023	7,343

3 | USAA Tax Exempt Intermediate-Term Fund

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$5,000	City and County of San Francisco Airport
	Commission	4.90%	5/01/2029	$5,292
1,250	Communities Dev. Auth.	5.00	5/15/2032	1,467
2,000	Communities Dev. Auth.	5.00	5/15/2033	2,342
1,250	Communities Dev. Auth.	5.00	5/15/2034	1,458
2,000	Communities Dev. Auth.	5.00	5/15/2035	2,324
2,000	Coronado Community Dev. Agency (INS)	5.00	9/01/2024	2,005
6,810	El Camino CCD	4.25 (b)	8/01/2026	5,554
7,665	El Camino CCD	4.42 (b)	8/01/2027	6,019
5,500	El Camino CCD	4.58 (b)	8/01/2028	4,163
5,500	Foothill/Eastern Transportation Corridor Agency
	(INS)	4.25 (b)	1/15/2035	2,955
1,000	Fresno Joint Power Financing Auth. (INS)	5.00	4/01/2032	1,193
1,000	Fresno Joint Power Financing Auth. (INS)	5.00	4/01/2035	1,186
420	Fresno Joint Power Financing Auth. (INS)	5.00	4/01/2036	498
46,605	Golden State Tobacco Securitization Corp. (INS)	4.17 (b)	6/01/2025	39,052
2,000	Health Facilities Financing Auth.	5.00	8/15/2027	2,232
5,000	Health Facilities Financing Auth.	5.25	8/15/2031	5,616
2,540	Health Facilities Financing Auth.	4.00	3/01/2033	2,740
2,700	Health Facilities Financing Auth.	4.00	3/01/2034	2,904
1,000	Irvine City	5.00	9/02/2029	1,108
5,000	Irvine Unified School District Special Tax District
	(INS)	5.25	9/01/2019	5,304
2,500	Irvine Unified School District Special Tax District
	(INS)	4.50	9/01/2020	2,619
1,300	Los Angeles County	5.00	3/01/2023	1,500
3,500	Pittsburg Redevelopment Agency (INS)	5.00	9/01/2027	4,214
2,640	Pittsburg Redevelopment Agency (INS)	5.00	9/01/2028	3,158
6,400	Public Works Board (PRE)	5.50	4/01/2021	6,720
6,755	Public Works Board (PRE)	5.60	4/01/2022	7,101
3,000	Public Works Board	5.13	3/01/2023	3,224
3,130	Public Works Board (PRE)	5.75	4/01/2023	3,296
1,185	Public Works Board	5.00	11/01/2023	1,366
2,500	Public Works Board	5.25	3/01/2024	2,691
2,000	Public Works Board	5.00	11/01/2024	2,299
1,250	Public Works Board	5.00	3/01/2025	1,447
2,000	Public Works Board	5.38	3/01/2025	2,154
1,365	Public Works Board	5.00	3/01/2026	1,574
10,000	Public Works Board	5.00	4/01/2028	11,228
7,000	Public Works Board	5.00	11/01/2028	7,962
5,000	Public Works Board	5.00	4/01/2029	5,601
11,465	Public Works Board	5.00	10/01/2031	13,349
775	San Diego Public Facilities Financing Auth.	5.00	10/15/2030	923
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2031	1,187
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2032	1,182
1,635	San Diego Public Facilities Financing Auth.	5.00	10/15/2033	1,925
1,000	San Diego Public Facilities Financing Auth.	5.00	10/15/2034	1,173
1,250	San Diego Public Facilities Financing Auth.	5.00	10/15/2035	1,461
500	School Finance Auth. (a)	5.00	8/01/2031	565
1,600	School Finance Auth. (a)	5.00	8/01/2036	1,788
4,035	South Orange County Public Financing Auth.
	(INS)	5.00	8/15/2022	4,043
4,920	South Orange County Public Financing Auth.
	(INS)	5.00	8/15/2025	4,929
20,000	State	5.25	10/01/2022	21,247
27,445	State	5.75	4/01/2027	28,870
10,240	State	5.00	8/01/2032	12,271
10,000	State Univ.	5.00	11/01/2029	11,877
10,000	State Univ.	5.00	11/01/2033	11,971
1,000	Statewide Communities Dev. Auth.	5.13	5/15/2031	1,092
6,185	Tobacco Securitization Auth.	4.75	6/01/2025	6,188
1,605	Tulare City (INS)	5.00	11/15/2032	1,890
1,570	Tulare City (INS)	5.00	11/15/2033	1,843
3,655	Tulare City (INS)	5.00	11/15/2034	4,275

Portfolio of Investments | 4

Principal	Coupon	Final	Market
Amount	Security	Value
(000)	Rate	Maturity	(000)
$2,340	Tulare City (INS)	5.00%	11/15/2035	$2,728
3,470	Tuolumne Wind Project Auth. (PRE)	5.00	1/01/2022	3,594
10,000	Upland City (PRE)	6.00	1/01/2026	11,263
2,000	Washington Township Health Care District	5.75	7/01/2024	2,102
3,500	Washington Township Health Care District	5.00	7/01/2025	3,723
355,356
Colorado (2.3%)
5,000	Adams and Arapahoe Counties Joint School
District No. 28J	3.20 (b)	12/01/2022	4,521
7,355	Denver Health and Hospital Auth. (a)	5.00	12/01/2034	8,411
2,750	Health Facilities Auth.	5.00	6/01/2028	3,093
1,000	Health Facilities Auth.	5.00	12/01/2028	1,127
1,500	Health Facilities Auth.	5.00	12/01/2029	1,684
2,310	Health Facilities Auth.	5.00	6/01/2031	2,607
2,000	Health Facilities Auth.	5.00	6/01/2032	2,250
2,470	Health Facilities Auth.	5.00	6/01/2033	2,770
4,455	Health Facilities Auth.	5.00	6/01/2034	5,071
6,385	Health Facilities Auth.	5.00	6/01/2034	7,147
2,000	Health Facilities Auth.	5.00	6/01/2035	2,270
3,385	Health Facilities Auth.	5.00	6/01/2035	3,779
4,000	Health Facilities Auth.	5.00	12/01/2035	4,424
4,000	Health Facilities Auth.	5.00	6/01/2036	4,529
1,250	Park Creek Metropolitan District	5.00	12/01/2032	1,452
1,000	Park Creek Metropolitan District	5.00	12/01/2034	1,156
9,135	Regional Transportation District (PRE)	5.00	6/01/2025	9,840
865	Regional Transportation District	5.00	6/01/2025	928
7,585	Regional Transportation District	5.00	6/01/2029	8,634
14,175	Regional Transportation District	5.00	6/01/2030	16,112
15,005	Regional Transportation District	5.00	6/01/2031	17,006
108,811
Connecticut (0.9%)
5,000	Bridgeport	5.00	8/15/2027	5,794
10,000	Harbor Point Improvement District (a)	5.00	4/01/2030	11,327
10,000	Health and Educational Facilities Auth.	5.00	7/01/2034	11,288
7,705	Mashantucket (Western) Pequot Tribe, acquired
7/01/2013-10/02/17; cost $5,077 (c),(d)	6.05 (e)	7/01/2031	241
1,000	New Haven (INS)	5.00	8/15/2030	1,143
1,000	New Haven (INS)	5.00	8/15/2032	1,136
1,000	New Haven (INS)	5.00	8/15/2033	1,133
1,350	New Haven (INS)	5.00	8/15/2034	1,525
5,000	State	5.00	11/15/2035	5,614
400	West Haven	5.00	11/01/2032	438
350	West Haven	5.00	11/01/2037	377
40,016
District of Columbia (0.4%)
375	District of Columbia	(ETM)	5.00	7/01/2023	422
3,870	District of Columbia	5.63	10/01/2025	4,102
5,000	District of Columbia	5.75	10/01/2026	5,273
6,000	District of Columbia	(PRE)	5.75	10/01/2027	6,764
1,280	District of Columbia	(PRE)	6.00	7/01/2033	1,550
18,111
Florida (5.8%)
2,500	Broward County Airport System	5.00	10/01/2024	2,639
2,000	Broward County School Board	5.00	7/01/2029	2,358
2,000	Broward County School Board	5.00	7/01/2030	2,349
1,485	Cape Coral	4.00	10/01/2035	1,596

5 | USAA Tax Exempt Intermediate-Term Fund

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$1,400	Cape Coral	4.00%	10/01/2036	$1,503
3,000	Cape Coral	4.00	10/01/2037	3,212
2,325	Halifax Hospital Medical Center	5.00	6/01/2035	2,622
2,750	Halifax Hospital Medical Center	5.00	6/01/2036	3,102
8,000	Hillsborough County IDA	5.65	5/15/2018	8,116
3,500	Jacksonville	5.00	10/01/2028	3,926
1,250	Lake County School Board (INS)	5.00	6/01/2029	1,432
2,225	Lake County School Board (INS)	5.00	6/01/2030	2,538
2,500	Lee County	5.00	10/01/2023	2,912
2,700	Lee County	5.00	10/01/2024	3,207
4,000	Lee County	5.00	10/01/2033	4,700
7,245	Lee County IDA	5.00	10/01/2028	7,609
3,750	Lee County School Board	5.00	8/01/2028	4,392
6,560	Miami Beach City Health Facilities Auth.	5.00	11/15/2029	7,190
7,500	Miami-Dade County	3.75	12/01/2018	7,668
2,000	Miami-Dade County	5.00	10/01/2025	2,278
6,440	Miami-Dade County	5.00	10/01/2026	6,982
7,000	Miami-Dade County	5.00	10/01/2027	7,587
10,000	Miami-Dade County Expressway Auth.	5.00	7/01/2028	11,115
7,000	Miami-Dade County Expressway Auth.	5.00	7/01/2029	7,755
1,000	Miami-Dade County Expressway Auth.	5.00	7/01/2029	1,162
1,610	Miami-Dade County Expressway Auth.	5.00	7/01/2030	1,864
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2030	2,327
1,255	Miami-Dade County Expressway Auth.	5.00	7/01/2031	1,451
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2031	2,319
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2032	2,307
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2033	2,302
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2034	2,297
4,750	Miami-Dade County Health Facilities Auth.	5.00	8/01/2027	5,393
4,950	Miami-Dade County Health Facilities Auth.	5.00	8/01/2028	5,603
5,250	Miami-Dade County Health Facilities Auth.	5.00	8/01/2029	5,925
3,500	Miami-Dade County Health Facilities Auth.	5.00	8/01/2030	3,933
5,780	Miami-Dade County Health Facilities Auth.	5.00	8/01/2031	6,478
10,000	Miami-Dade County School Board (INS) (PRE)	5.00	2/01/2024	10,381
12,000	Miami-Dade County School Board (INS) (PRE)	5.25	5/01/2025	12,150
12,000	Orange County Health Facility Auth.	5.25	10/01/2022	12,759
5,000	Orange County Health Facility Auth.	5.38	10/01/2023	5,339
4,000	Orange County Health Facility Auth.	5.00	10/01/2035	4,608
3,055	Osceola County School Board	5.00	6/01/2028	3,446
7,595	Palm Beach County Health Facilities Auth.	5.00	11/15/2023	8,523
1,995	Pinellas County Educational Facilities Auth.	5.00	10/01/2021	2,185
1,080	Pinellas County Educational Facilities Auth.	4.00	10/01/2022	1,150
1,415	Pinellas County Educational Facilities Auth.	4.00	10/01/2023	1,508
2,045	Pinellas County Educational Facilities Auth.	5.38	10/01/2026	2,224
1,895	Pinellas County Educational Facilities Auth.	5.00	10/01/2027	2,031
2,615	Pinellas County Educational Facilities Auth.	6.50	10/01/2031	2,932
3,195	Port St. Lucie Special Assessment	4.00	7/01/2031	3,398
2,000	Port St. Lucie Special Assessment	4.00	7/01/2032	2,118
2,785	Port St. Lucie Special Assessment	4.00	7/01/2033	2,935
1,000	Port St. Lucie Utility System	4.00	9/01/2031	1,079
7,370	Saint Lucie County (INS)	5.00	10/01/2028	8,362
2,045	Saint Lucie County School Board	5.00	7/01/2025	2,342
1,500	Saint Lucie County School Board	5.00	7/01/2026	1,711
3,195	Southeast Overtown/Park West Community
	Redevelopment Agency (a)	5.00	3/01/2030	3,570
8,970	Sunshine State Governmental Financing
	Commission	5.00	9/01/2019	9,471
5,525	Sunshine State Governmental Financing
	Commission	5.00	9/01/2020	5,978
1,055	Sunshine State Governmental Financing
	Commission (INS)	5.00	9/01/2021	1,172
1,000	Volusia County Educational Facilities Auth.	5.00	10/15/2028	1,165
1,000	Volusia County Educational Facilities Auth.	5.00	10/15/2029	1,161
1,500	Volusia County Educational Facilities Auth.	5.00	10/15/2030	1,730

Portfolio of Investments | 6

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$1,560	Volusia County Educational Facilities Auth.	5.00%	10/15/2032	$1,790
				269,367
	Georgia (0.4%)
10,000	Burke County Dev. Auth.	7.00	1/01/2023	10,000
3,600	Glynn-Brunswick Memorial Hospital Auth.
	(PRE)	5.25	8/01/2023	3,677
400	Glynn-Brunswick Memorial Hospital Auth.	5.25	8/01/2023	409
3,000	Private Colleges and Universities Auth.	5.25	10/01/2027	3,323
2,000	Private Colleges and Universities Auth.	5.25	10/01/2027	2,215
				19,624
	Guam (0.4%)
1,500	Government	5.00	12/01/2030	1,713
2,000	Government	5.00	12/01/2031	2,275
1,000	Power Auth. (INS)	5.00	10/01/2027	1,113
1,000	Power Auth.	5.00	10/01/2029	1,115
1,000	Power Auth. (INS)	5.00	10/01/2030	1,108
1,000	Power Auth.	5.00	10/01/2030	1,111
695	Power Auth.	5.00	10/01/2031	770
1,000	Power Auth. (INS)	5.00	10/01/2032	1,123
750	Waterworks Auth.	5.00	7/01/2023	846
600	Waterworks Auth.	5.00	7/01/2024	685
750	Waterworks Auth.	5.00	7/01/2025	851
1,000	Waterworks Auth.	5.00	7/01/2028	1,101
1,000	Waterworks Auth.	5.00	7/01/2029	1,109
3,000	Waterworks Auth.	5.25	7/01/2033	3,301
1,000	Waterworks Auth.	5.00	7/01/2036	1,131
1,250	Waterworks Auth.	5.00	7/01/2036	1,393
				20,745
	Illinois (14.4%)
2,575	Chicago	6.63	12/01/2022	2,580
30,000	Chicago (INS)	4.45 (b)	1/01/2023	25,202
6,525	Chicago Midway Airport	5.00	1/01/2027	7,404
11,750	Chicago Midway Airport	5.00	1/01/2029	13,538
5,175	Chicago Midway Airport	5.00	1/01/2030	5,938
8,910	Chicago Midway Airport	5.00	1/01/2031	10,202
6,000	Chicago Midway Airport	5.00	1/01/2032	6,859
1,635	Chicago Midway Airport	5.25	1/01/2033	1,858
3,500	Chicago Midway Airport	4.00	1/01/2034	3,745
3,000	Chicago Midway Airport	4.00	1/01/2035	3,205
1,000	Chicago Wastewater Transmission	5.00	1/01/2031	1,114
1,000	Chicago Wastewater Transmission	5.00	1/01/2032	1,103
3,500	Chicago Wastewater Transmission	5.00	1/01/2033	3,897
1,000	Chicago Wastewater Transmission	5.00	1/01/2034	1,111
1,250	Chicago Wastewater Transmission	5.00	1/01/2035	1,387
8,000	Chicago Wastewater Transmission	5.00	1/01/2035	9,044
1,500	Chicago Water	5.00	11/01/2028	1,748
725	Chicago Water	5.00	11/01/2029	839
1,000	Chicago Water	5.00	11/01/2029	1,157
2,000	Chicago Water	5.00	11/01/2030	2,300
2,000	Chicago Water	5.00	11/01/2031	2,265
1,000	Chicago Water	5.00	11/01/2031	1,149
2,000	Chicago Water	5.00	11/01/2033	2,249
2,105	Chicago Water (INS)	5.25	11/01/2034	2,517
1,635	Chicago Water (INS)	5.25	11/01/2035	1,952
3,145	Chicago Water (INS)	5.00	11/01/2036	3,683
2,665	Chicago Water	5.00	11/01/2036	3,079
2,500	Chicago Water (INS)	5.00	11/01/2037	2,925
9,000	Chicago-O'Hare International Airport	5.25	1/01/2024	9,562

7 | USAA Tax Exempt Intermediate-Term Fund

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$3,620	Chicago-O'Hare International Airport (INS)	5.00%	1/01/2028	$4,137
1,500	Chicago-O'Hare International Airport (INS)	5.00	1/01/2029	1,714
13,480	Chicago-O'Hare International Airport	5.25	1/01/2029	15,532
2,150	Chicago-O'Hare International Airport (INS)	5.13	1/01/2030	2,451
11,560	Chicago-O'Hare International Airport	5.00	1/01/2033	13,292
5,675	Chicago-O'Hare International Airport	5.00	1/01/2034	6,510
1,000	Community College District No. 536 (INS)	5.00	11/01/2031	1,161
2,000	Community College District No. 536 (INS)	5.00	11/01/2032	2,306
750	Community College District No. 536 (INS)	5.00	11/01/2033	862
2,500	Cook County	5.00	11/15/2031	2,882
3,750	Cook County	4.00	11/15/2034	4,018
7,000	Cook County	5.00	11/15/2035	8,299
5,000	Cook County	5.00	11/15/2036	5,919
2,220	Educational Facilities Auth.	3.90	11/01/2036	2,277
9,750	Educational Facilities Auth.	4.00	11/01/2036	10,258
4,500	Educational Facilities Auth.	4.45	11/01/2036	4,864
4,340	Finance Auth. (ETM)	5.75	5/01/2018	4,402
2,080	Finance Auth. (ETM)	5.00	2/15/2020	2,223
1,710	Finance Auth. (PRE)	5.00	2/15/2022	1,827
750	Finance Auth.	5.25	4/01/2022	750
2,070	Finance Auth.	3.25	5/15/2022	2,114
2,000	Finance Auth.	5.00	4/01/2023	2,004
3,400	Finance Auth. (INS) (PRE)	5.00	11/01/2023	3,500
7,140	Finance Auth. (PRE)	5.13	2/15/2025	7,648
4,165	Finance Auth.	5.00	4/01/2025	4,173
8,210	Finance Auth.	4.50	5/15/2025	8,933
7,665	Finance Auth.	5.38	8/15/2026	8,603
7,650	Finance Auth.	5.00	2/15/2027	7,927
1,750	Finance Auth.	5.40	4/01/2027	1,745
3,065	Finance Auth.	4.00	5/15/2027	3,215
8,250	Finance Auth.	5.50	7/01/2028	9,468
20,000	Finance Auth.	3.90	3/01/2030	21,176
1,000	Finance Auth.	5.00	5/15/2030	1,136
1,875	Finance Auth.	5.00	5/15/2031	2,031
1,000	Finance Auth.	4.00	10/01/2031	1,079
1,500	Finance Auth.	5.00	8/15/2032	1,674
1,000	Finance Auth.	4.00	10/01/2032	1,074
1,155	Finance Auth.	5.00	8/15/2033	1,284
1,000	Finance Auth.	5.00	8/15/2034	1,108
3,385	Finance Auth.	5.00	9/01/2034	3,676
1,000	Finance Auth.	4.00	10/01/2034	1,065
3,700	Finance Auth.	5.00	11/15/2034	4,193
3,500	Finance Auth.	5.00	12/01/2034	3,961
1,100	Finance Auth.	5.00	5/15/2035	1,227
4,000	Finance Auth.	5.00	8/15/2035	4,423
3,000	Finance Auth.	5.00	11/15/2035	3,393
5,000	Finance Auth.	4.00	12/01/2035	5,199
18,000	Finance Auth.	4.00	2/15/2036	18,840
1,400	Finance Auth.	5.00	5/15/2036	1,495
3,000	Finance Auth.	4.00	12/01/2036	3,113
1,000	Finance Auth.	5.00	2/15/2037	1,103
1,835	Herrin Community Unified School District (INS)	5.00	12/01/2028	2,064
1,925	Herrin Community Unified School District (INS)	5.00	12/01/2029	2,157
2,025	Herrin Community Unified School District (INS)	5.00	12/01/2030	2,258
6,000	Herrin Community Unified School District (INS)	5.00	12/01/2034	6,608
2,800	Kane, Cook and Dupage Counties	5.00	1/01/2032	3,218
4,000	Kane, Cook and Dupage Counties	5.00	1/01/2033	4,585
5,000	Kendall Kane and Will Counties Community Unit
	School District	5.00	2/01/2035	5,747
6,000	Kendall Kane and Will Counties Community Unit
	School District	5.00	2/01/2036	6,887
1,210	Madison County School District #7 (INS)	5.00	12/01/2028	1,387
1,250	Madison County School District #7 (INS)	5.00	12/01/2029	1,429
1,210	Metropolitan Pier and Exposition Auth. (INS)	5.30	6/15/2018	1,222

Portfolio of Investments | 8

Principal			Coupon	Final	Market
Amount	Security				Value
(000)			Rate	Maturity	(000)
$2,935	Metropolitan Pier and Exposition Auth. (INS)		5.40%	6/15/2019	$2,965
5,000	Metropolitan Pier and Exposition Auth. (INS)		5.70 (b)	6/15/2026	3,792
14,650	Municipal Electric Agency		4.00	2/01/2033	15,739
1,800	Northern Illinois Municipal Power Agency		4.00	12/01/2031	1,922
2,100	Northern Illinois Municipal Power Agency		4.00	12/01/2032	2,233
4,000	Northern Illinois Municipal Power Agency		4.00	12/01/2033	4,234
5,000	Northern Illinois Municipal Power Agency		4.00	12/01/2035	5,268
7,095	Railsplitter Tobacco Settlement Auth.		5.00	6/01/2018	7,200
10,000	Railsplitter Tobacco Settlement Auth. (PRE)		5.50	6/01/2023	11,247
23,160	Regional Transportation Auth.		4.00	7/01/2034	24,667
11,650	Regional Transportation Auth.		4.00	7/01/2035	12,388
2,010	Rosemont (INS)		5.00	12/01/2025	2,328
2,110	Rosemont (INS)		5.00	12/01/2026	2,463
3,000	Sports Facilities Auth. (INS)		5.25	6/15/2030	3,365
5,000	Sports Facilities Auth. (INS)		5.25	6/15/2031	5,587
5,000	Sports Facilities Auth. (INS)		5.25	6/15/2032	5,571
8,500	Springfield		5.00	12/01/2030	9,812
3,000	Springfield (INS)		5.00	3/01/2034	3,419
3,700	Springfield School District No. 186 (INS)		5.00	2/01/2024	4,282
7,200	Springfield School District No. 186 (INS)		5.00	2/01/2025	8,179
4,215	Springfield School District No. 186 (INS)		5.00	2/01/2026	4,912
5,000	State (INS)		5.00	1/01/2021	5,286
10,000	State (INS)		5.00	11/01/2025	11,393
10,000	State (INS)		5.00	4/01/2029	11,066
7,000	State (INS)		4.00	2/01/2030	7,287
9,000	State		5.25	2/01/2031	9,717
10,000	State		5.00	11/01/2032	10,791
12,475	State Univ.		4.00	4/01/2033	13,082
5,000	Toll Highway Auth.		5.00	12/01/2032	5,845
6,000	Toll Highway Auth.		5.00	1/01/2033	7,051
5,870	Toll Highway Auth.		5.00	1/01/2034	6,815
2,500	Toll Highway Auth.		5.00	1/01/2034	2,930
5,600	Toll Highway Auth.		5.00	1/01/2035	6,489
2,000	Toll Highway Auth.		5.00	1/01/2035	2,339
7,000	Toll Highway Auth.		5.00	1/01/2036	8,101
5,225	Village of Gilberts (INS)		5.00	3/01/2030	5,826
3,000	Village of Volo (INS)		5.00	3/01/2034	3,420
1,250	Village of Volo (INS)		4.00	3/01/2036	1,287
					668,736
	Indiana (0.7%)
1,470	Finance Auth.		5.00	5/01/2024	1,685
6,000	Finance Auth.		3.13	12/01/2024	6,144
1,200	Finance Auth.		5.00	5/01/2027	1,360
1,250	Finance Auth.		5.00	9/01/2030	1,470
1,500	Finance Auth.		5.00	9/01/2031	1,759
10,500	Finance Auth.		5.00	6/01/2032	10,860
3,000	Jasper County (INS)		5.85	4/01/2019	3,144
6,500	Richmond Hospital Auth.		5.00	1/01/2035	7,325
					33,747
	Iowa (0.7%)
5,425	Finance Auth.		4.00	8/15/2035	5,713
16,305	Finance Auth.		4.00	8/15/2036	17,135
2,475	Waterloo Community School District	(PRE)	5.00	7/01/2024	2,602
2,775	Waterloo Community School District	(PRE)	5.00	7/01/2025	2,918
4,510	Waterloo Community School District	(PRE)	5.00	7/01/2027	4,742
					33,110
	Kansas (0.3%)
3,000	Wichita		4.20	9/01/2027	3,025

9 | USAA Tax Exempt Intermediate-Term Fund

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$10,000	Wichita	4.63%	9/01/2033	$10,037
				13,062
	Kentucky (1.6%)
2,410	Ashland Medical Center	4.00	2/01/2036	2,482
2,000 Commonwealth Property and Buildings
	Commission	5.00	2/01/2032	2,302
2,250 Commonwealth Property and Buildings
	Commission	5.00	2/01/2033	2,583
6,130	Economic Dev. Finance Auth.	4.05(b)	10/01/2024	5,067
7,500	Economic Dev. Finance Auth. (INS) (PRE)	5.75	12/01/2028	7,634
7,205	Economic Dev. Finance Auth.	5.00	5/15/2031	7,841
2,500	Economic Dev. Finance Auth.	5.00	5/15/2036	2,680
6,750	Finance Auth.	5.00	5/15/2026	7,541
3,830	Louisville/Jefferson County Metro Government	5.00	12/01/2022	4,266
2,760	Louisville/Jefferson County Metro Government	5.00	12/01/2023	3,068
7,160	Louisville/Jefferson County Metro Government	5.00	12/01/2024	7,941
3,725	Pikeville City Hospital Improvement	5.75	3/01/2026	4,112
15,000	Trimble County Environmental Facilities	3.75	6/01/2033	15,347
				72,864
	Louisiana (3.3%)
2,750	Jefferson Parish Hospital District No. 1 (INS)
	(PRE)	5.50	1/01/2026	3,050
3,000	Jefferson Parish Hospital District No. 1 (INS)
	(PRE)	5.38	1/01/2031	3,317
3,750	Local Government Environmental Facilities and
	Community Dev. Auth.	6.50	8/01/2029	4,190
18,750	Local Government Environmental Facilities and
	Community Dev. Auth.	3.50	11/01/2032	18,930
700	New Orleans	5.00	6/01/2031	814
1,150	New Orleans	5.00	6/01/2032	1,332
1,500	New Orleans	5.00	12/01/2033	1,742
1,500	New Orleans	5.00	6/01/2034	1,729
1,500	New Orleans	5.00	12/01/2035	1,734
1,745	Public Facilities Auth.	5.00	7/01/2028	2,063
14,000	Public Facilities Auth.	3.50	6/01/2030	14,271
1,695	Public Facilities Auth.	5.00	7/01/2030	1,978
2,735	Public Facilities Auth.	4.00	12/15/2032	2,955
8,995	Public Facilities Auth.	5.00	7/01/2033	10,307
750	Public Facilities Auth.	5.00	7/01/2033	859
3,095	Public Facilities Auth.	4.00	12/15/2033	3,334
25	Public Facilities Auth. (PRE)	5.00	5/15/2034	31
2,225	Public Facilities Auth.	5.00	5/15/2034	2,554
2,975	Public Facilities Auth.	5.00	5/15/2034	3,447
13,550	Public Facilities Auth.	5.00	7/01/2034	15,496
35	Public Facilities Auth. (PRE)	4.00	5/15/2035	40
3,465	Public Facilities Auth.	4.00	5/15/2035	3,659
2,000	Public Facilities Auth.	5.00	5/15/2035	2,312
15	Public Facilities Auth. (PRE)	4.00	5/15/2036	17
1,485	Public Facilities Auth.	4.00	5/15/2036	1,560
1,560	Public Facilities Auth.	5.00	5/15/2036	1,799
2,000	Public Facilities Auth. (INS)	5.00	6/01/2036	2,247
5,330	Shreveport (INS)	5.00	12/01/2031	6,230
5,125	Shreveport (INS)	5.00	12/01/2032	6,019
1,515	Shreveport (INS)	5.00	12/01/2033	1,785
1,500	Shreveport (INS)	5.00	12/01/2034	1,763
1,510	Shreveport (INS)	5.00	12/01/2035	1,774
1,000	State University	4.00	7/01/2031	1,082
1,000	State University	4.00	7/01/2032	1,078
1,000	State University	4.00	7/01/2033	1,075

Portfolio of Investments | 10

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$875	Terrebonne Parish Hospital Service Dist. No. 1
	(PRE)	5.00%	4/01/2022	$938
1,565 Terrebonne Parish Hospital Service Dist. No. 1		5.00	4/01/2022	1,672
925 Terrebonne Parish Hospital Service Dist. No. 1
	(PRE)	5.00	4/01/2023	992
1,645 Terrebonne Parish Hospital Service Dist. No. 1		5.00	4/01/2023	1,758
720 Terrebonne Parish Hospital Service Dist. No. 1
	(PRE)	4.65	4/01/2024	766
1,280 Terrebonne Parish Hospital Service Dist. No. 1		4.65	4/01/2024	1,351
2,715 Terrebonne Parish Hospital Service Dist. No. 1		4.75	4/01/2028	2,851
1,535 Terrebonne Parish Hospital Service Dist. No. 1
	(PRE)	5.00	4/01/2028	1,646
5,000	Tobacco Settlement Financing Corp.	5.00	5/15/2023	5,754
10,000	Tobacco Settlement Financing Corp.	5.25	5/15/2031	10,862
				155,163
	Maine (0.3%)
1,635	Health and Higher Educational Facilities Auth.	5.00	7/01/2024	1,811
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2026	1,096
11,500	Health and Higher Educational Facilities Auth.	6.00	7/01/2026	12,399
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2027	1,089
				16,395
	Maryland (1.1%)
2,500	EDC	6.20	9/01/2022	2,635
1,250	EDC	5.00	6/01/2030	1,432
1,000	EDC	5.00	6/01/2031	1,143
1,000	EDC	5.00	6/01/2032	1,140
2,000	EDC	5.00	6/01/2035	2,273
5,000	Health and Higher Educational Facilities Auth.
	(PRE)	6.00	1/01/2028	5,000
1,415	Health and Higher Educational Facilities Auth.	5.50	1/01/2029	1,721
1,750	Health and Higher Educational Facilities Auth.	5.50	1/01/2030	2,115
1,585	Health and Higher Educational Facilities Auth.	5.50	1/01/2031	1,902
3,190	Health and Higher Educational Facilities Auth.	5.00	7/01/2031	3,646
6,505	Health and Higher Educational Facilities Auth.	5.00	7/01/2032	7,406
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2033	1,119
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2033	1,130
3,600	Health and Higher Educational Facilities Auth.	5.00	7/01/2033	4,080
2,200	Health and Higher Educational Facilities Auth.	5.00	7/01/2034	2,453
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2034	1,126
2,500	Health and Higher Educational Facilities Auth.	5.00	7/01/2034	2,824
1,310	Health and Higher Educational Facilities Auth.	5.00	7/01/2035	1,474
5,000	Health and Higher Educational Facilities Auth.	5.50	1/01/2036	5,910
1,000	Health and Higher Educational Facilities Auth.	5.00	7/01/2036	1,123
				51,652
	Massachusetts (1.2%)
640	Dev. Finance Agency	5.00	7/01/2020	689
1,480	Dev. Finance Agency	5.00	7/01/2022	1,661
2,700	Dev. Finance Agency (PRE)	6.25	1/01/2027	3,045
1,800	Dev. Finance Agency	6.25	1/01/2027	2,031
1,720	Dev. Finance Agency	5.00	7/01/2027	1,898
2,000	Dev. Finance Agency	5.00	7/01/2030	2,331
2,000	Dev. Finance Agency	5.00	7/01/2030	2,161
450	Dev. Finance Agency	5.00	1/01/2031	529
1,675	Dev. Finance Agency	5.00	7/01/2031	1,941
645	Dev. Finance Agency	5.00	1/01/2032	755
1,250	Dev. Finance Agency	5.00	7/01/2032	1,454
3,600	Dev. Finance Agency (a)	4.00	10/01/2032	3,600
535	Dev. Finance Agency	5.00	1/01/2033	624

11 | USAA Tax Exempt Intermediate-Term Fund

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$2,155	Dev. Finance Agency	5.00%	4/15/2033	$2,357
1,250	Dev. Finance Agency	5.00	7/01/2033	1,447
700	Dev. Finance Agency	5.00	1/01/2034	814
1,000	Dev. Finance Agency	5.00	7/01/2034	1,154
735	Dev. Finance Agency	5.00	1/01/2035	851
1,500	Dev. Finance Agency	5.00	7/01/2035	1,705
1,000	Dev. Finance Agency	5.00	1/01/2036	1,156
2,000	Dev. Finance Agency	5.00	7/01/2036	2,279
1,000	Dev. Finance Agency	5.00	7/01/2036	1,135
1,000	Dev. Finance Agency (a)	5.00	10/01/2037	1,093
3,110 Health and Educational Facilities Auth.		5.00	7/01/2019	3,241
5,780	Health and Educational Facilities Auth. (PRE)	6.00	7/01/2024	6,153
3,220 Health and Educational Facilities Auth.		6.00	7/01/2024	3,434
4,000	Health and Educational Facilities Auth.	5.00	7/15/2027	4,010
110	Water Pollution Abatement Trust	4.75	8/01/2025	110
				53,658
	Michigan (2.0%)
3,000	Building Auth.	5.00	10/15/2029	3,463
2,000	Finance Auth. (NBGA)	5.00	5/01/2024	2,318
1,700	Finance Auth. (NBGA)	5.00	5/01/2025	1,990
8,200	Finance Auth.	5.00	12/01/2034	9,570
6,000	Finance Auth.	4.00	11/15/2035	6,316
4,600	Finance Auth.	5.00	12/01/2035	5,357
1,000	Finance Auth.	4.00	11/15/2036	1,050
10,000	Grand Traverse County Hospital Finance Auth.	5.00	7/01/2029	11,130
13,560	Great Lakes Water Auth.	4.00	7/01/2032	14,351
12,000	Kent Hospital Finance Auth.	5.00	11/15/2029	13,209
2,775	Livonia Public Schools School District (INS)	5.00	5/01/2032	3,235
2,875	Livonia Public Schools School District (INS)	5.00	5/01/2033	3,342
2,965	Livonia Public Schools School District (INS)	5.00	5/01/2034	3,437
3,065	Livonia Public Schools School District (INS)	5.00	5/01/2035	3,545
2,770	Livonia Public Schools School District (INS)	5.00	5/01/2036	3,200
3,000	State Trunk Line Fund	5.00	11/01/2019	3,183
2,000	State Trunk Line Fund	5.00	11/01/2020	2,121
				90,817
	Minnesota (0.1%)
1,750	St. Paul Housing and Redevelopment Auth.
	(PRE)	5.00	11/15/2029	2,120
1,275	St. Paul Housing and Redevelopment Auth.
	(PRE)	5.00	11/15/2030	1,545
				3,665
	Mississippi (0.2%)
2,000	Dev. Bank	5.00	4/01/2028	2,248
7,000	Dev. Bank (INS)	5.00	9/01/2030	7,743
				9,991
	Missouri (0.6%)
1,780	Cape Girardeau County Health Care Facilities
	IDA	5.00	6/01/2025	1,994
2,555	Cape Girardeau County Health Care Facilities
	IDA	5.00	6/01/2027	2,841
2,675	Cape Girardeau County Health Care Facilities
	IDA	6.00	3/01/2033	3,119
500	Cape Girardeau County IDA	5.00	3/01/2032	568
750	Cape Girardeau County IDA	5.00	3/01/2036	840
1,000	Dev. Finance Board	5.00	6/01/2030	1,120
4,215	Dev. Finance Board	5.00	6/01/2031	4,711

Portfolio of Investments | 12

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$2,310	Health and Educational Facilities Auth.	5.00%	5/01/2030	$2,611
2,350 Health and Educational Facilities Auth.		5.25	5/01/2033	2,615
1,380 Saint Louis County IDA		5.00	9/01/2023	1,529
2,750 Saint Louis County IDA		5.50	9/01/2033	3,139
2,110	Stoddard County IDA	6.00	3/01/2037	2,447
				27,534
	Montana (0.2%)
8,500	Forsyth	3.90	3/01/2031	8,888
	Nebraska (0.2%)
3,550 Central Plains Energy Project		5.00	9/01/2036	4,459
1,250 Douglas County Hospital Auth.		5.00	11/01/2028	1,459
1,600	Douglas County Hospital Auth.	5.00	11/01/2030	1,851
2,400	Public Power Generation Agency	5.00	1/01/2037	2,787
				10,556
	Nevada (1.7%)
620	Carson City	5.00	9/01/2029	731
1,000	Carson City	5.00	9/01/2031	1,167
1,000	Carson City	5.00	9/01/2033	1,158
1,950	Carson City	5.00	9/01/2037	2,236
3,660	Clark County	5.00	7/01/2026	4,482
2,220	Clark County	5.00	7/01/2027	2,752
20,470	Clark County	5.00	7/01/2032	23,840
10,845	Clark County	5.00	7/01/2033	12,595
18,000	Humboldt County	5.15	12/01/2024	18,925
2,000	Las Vegas Convention and Visitors Auth.	4.00	7/01/2033	2,118
4,560	Las Vegas Convention and Visitors Auth.	4.00	7/01/2034	4,798
5,075	Las Vegas Convention and Visitors Auth.	4.00	7/01/2035	5,329
				80,131
	New Jersey (5.2%)
630	Atlantic City (INS)	5.00	3/01/2032	732
1,660	Atlantic City (INS)	5.00	3/01/2032	1,930
750	Atlantic City (INS)	5.00	3/01/2037	862
1,250	Atlantic City (INS)	5.00	3/01/2037	1,436
1,135	Bayonne City (INS)	5.00	7/01/2034	1,305
1,000	Bayonne City (INS)	5.00	7/01/2035	1,149
1,000	Casino Reinvestment Dev. Auth. (INS)	5.00	11/01/2029	1,121
1,000	Casino Reinvestment Dev. Auth. (INS)	5.00	11/01/2030	1,116
7,300	EDA (ETM)	5.25	9/01/2019	7,731
2,700	EDA	5.25	9/01/2019	2,824
7,300	EDA (PRE)	5.25	9/01/2022	8,073
2,700	EDA	5.25	9/01/2022	2,915
3,500	EDA	4.45	6/01/2023	3,706
18,410	EDA	5.00	3/01/2025	20,121
10,000	EDA (INS)	5.00	6/15/2025	11,271
5,125	EDA	5.00	6/15/2025	5,790
2,500	EDA	5.00	6/15/2026	2,730
1,500	EDA	3.13	7/01/2029	1,485
1,000	EDA	3.38	7/01/2030	990
9,000	EDA	5.25	6/15/2033	10,037
5,740	Educational Facilities Auth.	5.50	9/01/2028	6,698
4,000	Educational Facilities Auth.	5.50	9/01/2029	4,648
3,000	Educational Facilities Auth.	5.50	9/01/2030	3,481
4,590	Educational Facilities Auth.	5.50	9/01/2031	5,308
8,075	Educational Facilities Auth.	5.50	9/01/2032	9,305
500	Educational Facilities Auth.	4.00	7/01/2033	532
750	Educational Facilities Auth.	4.00	7/01/2034	795
3,000	Educational Facilities Auth. (INS)	5.00	7/01/2034	3,550

13 | USAA Tax Exempt Intermediate-Term Fund

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$1,250	Educational Facilities Auth.	4.00%	7/01/2035	$1,322
3,350	Educational Facilities Auth. (INS)	5.00	7/01/2035	3,955
1,800	Educational Facilities Auth. (INS)	4.00	7/01/2036	1,894
4,535	Essex County Improvement Auth. (INS)	6.00	11/01/2025	5,040
2,000	Health Care Facilities Financing Auth. (INS)	5.00	7/01/2027	2,362
1,500	Health Care Facilities Financing Auth. (INS)	5.00	7/01/2030	1,750
2,000	Health Care Facilities Financing Auth.	5.00	10/01/2033	2,234
2,000	Health Care Facilities Financing Auth.	5.00	10/01/2034	2,227
2,620	Health Care Facilities Financing Auth.	5.00	10/01/2035	2,915
1,455	New Brunswick Parking Auth. (INS)	5.00	9/01/2035	1,706
2,000	New Brunswick Parking Auth. (INS)	5.00	9/01/2036	2,341
4,750	Newark	2.50	11/30/2018	4,770
500	Newark Housing Auth. (INS)	4.00	12/01/2029	538
750	Newark Housing Auth. (INS)	4.00	12/01/2030	803
500	Newark Housing Auth. (INS)	4.00	12/01/2031	534
500	South Jersey Transportation Auth.	5.00	11/01/2030	561
750	South Jersey Transportation Auth.	5.00	11/01/2031	840
1,085	South Jersey Transportation Auth.	5.00	11/01/2034	1,205
400	State Building Auth. (PRE)	4.00	6/15/2030	457
600	State Building Auth.	4.00	6/15/2030	619
7,000	State Turnpike Auth. (PRE)	5.00	1/01/2021	7,241
13,000	State Turnpike Auth. (PRE)	5.00	1/01/2021	13,461
10,000	State Turnpike Auth.	5.00	1/01/2034	11,594
7,675	State Turnpike Auth.	5.00	1/01/2034	8,967
3,500	State Turnpike Auth.	4.00	1/01/2035	3,794
4,725	State Turnpike Auth.	5.00	1/01/2035	5,513
5,000	Transportation Trust Fund Auth. (INS)	5.25	12/15/2022	5,594
20,000	Transportation Trust Fund Auth.	4.47 (b)	12/15/2025	14,932
3,000	Transportation Trust Fund Auth.	5.00	6/15/2030	3,397
2,000	Transportation Trust Fund Auth.	5.25	6/15/2033	2,239
3,000	Transportation Trust Fund Auth.	5.25	6/15/2034	3,344
				239,790
	New Mexico (0.5%)
20,000	Farmington	4.70	5/01/2024	21,312
	New York (4.9%)
3,700	Chautauqua Tobacco Asset Securitization Corp.	5.00	6/01/2034	3,925
8,590	Dormitory Auth. (ETM)	5.30	2/15/2019	8,771
15	Dormitory Auth. (ETM)	5.00	5/01/2023	17
735	Dormitory Auth.	5.00	5/01/2023	830
15	Dormitory Auth. (PRE)	5.00	5/01/2024	17
735	Dormitory Auth.	5.00	5/01/2024	827
25	Dormitory Auth. (PRE)	5.00	5/01/2025	29
1,175	Dormitory Auth.	5.00	5/01/2025	1,315
20	Dormitory Auth. (PRE)	5.00	5/01/2026	23
980	Dormitory Auth.	5.00	5/01/2026	1,090
1,000	Dormitory Auth. (INS)	5.00	10/01/2027	1,176
1,000	Dormitory Auth. (INS)	5.00	10/01/2028	1,170
1,300	Dormitory Auth. (INS)	5.00	10/01/2029	1,514
20,000	Dormitory Auth.	5.00	2/15/2032	23,670
600	Dormitory Auth. (a)	5.00	12/01/2035	673
2,000	Erie County IDA	5.00	5/01/2028	2,292
2,500	Hudson Yards Infrastructure Corp.	5.00	2/15/2037	2,980
17,075	Long Island Power Auth. (PRE)	5.00	4/01/2023	17,813
5,000	Monroe County IDC (NBGA)	5.75	8/15/2030	5,677
8,000	MTA (PRE)	6.25	11/15/2023	8,327
80	MTA (PRE)	6.25	11/15/2023	83
1,920	MTA	6.25	11/15/2023	2,001
10,000	MTA	5.00	11/15/2034	11,767
2,000	MTA	5.00	11/15/2034	2,353
18,340	MTA	4.00	11/15/2035	19,997

Portfolio of Investments | 14

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$2,000	MTA	5.00%	11/15/2035	$2,352
3,000	MTA	5.00	11/15/2035	3,528
1,100	Nassau County	5.00	1/01/2035	1,280
1,150	Nassau County	5.00	1/01/2036	1,336
5,000	New York City	5.13	11/15/2022	5,160
1,705	New York City	5.13	12/01/2022	1,708
2,390	New York City	5.13	12/01/2023	2,394
5,000	New York City	5.25	11/15/2024	5,162
4,975	New York City (PRE)	5.00	2/01/2025	4,989
25	New York City	5.00	2/01/2025	25
3,500	New York City Transitional Finance Auth.	5.00	1/15/2022	3,626
25,000	New York City Transitional Finance Auth. (PRE)	5.00	5/01/2026	26,078
15,350	New York City Transitional Finance Auth.	5.00	7/15/2034	18,082
4,000	New York City Transitional Finance Auth.	5.00	7/15/2035	4,799
575	Newburgh City	5.00	6/15/2023	645
2,250	Niagara Area Dev. Corp.	4.00	11/01/2024	2,251
1,670	Niagara Falls City School District (INS)	5.00	6/15/2023	1,919
1,450	Niagara Falls City School District (INS)	5.00	6/15/2024	1,697
1,670	Niagara Falls City School District (INS)	5.00	6/15/2025	1,943
5,000	Oyster Bay	2.50	6/01/2018	5,003
2,255	Oyster Bay	3.50	6/01/2018	2,266
1,585	Rockland County	3.50	10/01/2021	1,629
1,190	Rockland County	3.63	10/01/2022	1,224
1,560	Rockland County	3.63	10/01/2023	1,603
1,665	Rockland County	3.63	10/01/2024	1,706
790	Saratoga County Capital Resource Corp.	5.00	12/01/2028	904
220	Suffolk County EDC (PRE)	5.00	7/01/2028	244
1,280	Suffolk County EDC	5.00	7/01/2028	1,415
1,350	Westchester County Local Dev. Corp.	5.00	1/01/2028	1,492
2,600	Yonkers (INS) (ETM)	5.00	10/01/2023	2,909
				227,706
	North Carolina (0.6%)
3,000	Eastern Municipal Power Agency (PRE)	5.00	1/01/2024	3,000
5,000	Eastern Municipal Power Agency (PRE)	5.00	1/01/2026	5,177
1,500	Medical Care Commission	5.00	10/01/2025	1,683
4,805	Medical Care Commission	6.38	7/01/2026	5,371
1,850	Medical Care Commission	5.00	10/01/2030	1,992
2,000	Municipal Power Agency No. 1 (PRE)	5.25	1/01/2020	2,000
3,600	Turnpike Auth. (INS) (PRE)	5.00	1/01/2022	3,726
3,330	Turnpike Auth. (INS) (PRE)	5.13	1/01/2024	3,451
				26,400
	North Dakota (0.4%)
11,085	Grand Forks City Health Care System	5.00	12/01/2029	12,051
4,000	Ward County	5.00	6/01/2034	4,486
				16,537
	Ohio (2.5%)
9,000	Air Quality Dev. Auth.	5.70	8/01/2020	3,982
5,000	Allen County	4.00	8/01/2036	5,250
10,800	Allen County	4.00	8/01/2037	11,315
3,000	American Municipal Power, Inc. (PRE)	5.00	2/15/2021	3,209
2,760	American Municipal Power, Inc. (PRE)	5.00	2/15/2022	2,952
7,165	Buckeye Tobacco Settlement Financing Auth.	5.13	6/01/2024	6,836
2,250	Centerville	5.25	11/01/2037	2,446
2,000	Cleveland Airport System	5.00	1/01/2030	2,208
1,000	Cleveland Airport System	5.00	1/01/2031	1,103
7,430	Cuyahoga County	4.00	2/15/2029	7,641
4,000	Cuyahoga County	5.00	2/15/2037	4,422
2,805	Dayton City School District	5.00	11/01/2028	3,466

15 | USAA Tax Exempt Intermediate-Term Fund

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$3,655	Dayton City School District	5.00%	11/01/2029	$4,543
3,160	Dayton City School District	5.00	11/01/2030	3,959
2,000	Dayton City School District	5.00	11/01/2031	2,530
280	Fairview Park City (INS)	4.13	12/01/2020	281
4,365	Hamilton County (INS)	4.30 (b)	12/01/2025	3,595
1,350	Hamilton County Healthcare	5.00	1/01/2031	1,501
1,400	Hamilton County Healthcare	5.00	1/01/2036	1,536
9,000	Hancock County Hospital Facilities (PRE)	6.50	12/01/2030	10,419
750	Southeastern Ohio Port Auth.	5.50	12/01/2029	832
750	Southeastern Ohio Port Auth.	5.00	12/01/2035	797
1,000	State	5.00	5/01/2031	1,139
500	State	5.00	5/01/2033	566
7,210	State Hospital System	5.00	1/15/2034	8,238
6,000	State Hospital System	5.00	1/15/2035	6,842
3,070	State Hospital System	5.00	1/15/2036	3,494
2,000	Turnpike and Infrastructure Commission	5.25	2/15/2029	2,307
1,500	Village of Bluffton	5.00	12/01/2031	1,765
1,500	Village of Bluffton	4.00	12/01/2032	1,589
1,600	Village of Bluffton	4.00	12/01/2033	1,690
1,795	Village of Bluffton	4.00	12/01/2034	1,890
				114,343
	Oklahoma (0.2%)
5,000	Chickasaw Nation (a)	6.00	12/01/2025	5,180
2,020	Comanche County Hospital Auth.	5.00	7/01/2021	2,117
940	Tulsa County Industrial Auth.	5.00	11/15/2028	1,086
1,780	Tulsa County Industrial Auth.	5.00	11/15/2030	2,041
				10,424
	Oregon (0.0%)
500	Clackamas County Hospital Facility Auth.	5.00	11/15/2032	545
500	Clackamas County Hospital Facility Auth.	5.00	11/15/2037	537
				1,082
	Pennsylvania (6.0%)
1,410	Allegheny County Higher Education Building
820	Auth. (PRE)	5.13	3/01/2025	1,561
	Allegheny County IDA	5.00	9/01/2021	822
1,220	Allegheny County IDA	5.10	9/01/2026	1,222
1,500	Allegheny County Sanitary Auth. (INS)	4.00	12/01/2033	1,635
1,475	Allegheny County Sanitary Auth. (INS)	4.00	12/01/2034	1,603
2,890	Beaver County (INS)	4.00	4/15/2028	3,184
2,500	Beaver County (INS)	4.00	4/15/2029	2,736
5,000	Beaver County (INS)	4.00	4/15/2030	5,416
1,300	Berks County IDA	4.00	11/01/2033	1,371
2,000	Berks County IDA	5.00	11/01/2034	2,314
3,000	Berks County IDA	5.00	11/01/2035	3,463
3,000	Bethlehem Auth. (INS)	5.00	11/15/2030	3,356
1,885	Butler County Hospital Auth.	5.00	7/01/2035	2,131
1,000	Chester County IDA	5.00	10/01/2034	1,083
2,750	Chester County IDA	5.13	10/15/2037	2,884
5,000	Commonwealth Financing Auth.	5.00	6/01/2034	5,793
6,500	Cumberland County Municipal Auth.	4.00	12/01/2026	6,741
2,000	Dauphin County General Auth.	4.00	6/01/2030	2,151
1,000	Dauphin County General Auth.	4.00	6/01/2031	1,071
1,000	Delaware County Auth.	5.00	10/01/2025	1,079
3,000	Delaware River Joint Toll Bridge Commission	5.00	7/01/2034	3,580
2,720	Delaware River Port Auth.	5.00	1/01/2025	3,017
13,000	Economic Dev. Financing Auth.	4.00	10/01/2023	13,777
1,730	Higher Educational Facilities Auth.	5.25	7/15/2025	1,916
2,020	Higher Educational Facilities Auth.	5.25	7/15/2026	2,223

Portfolio of Investments | 16

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$2,125	Higher Educational Facilities Auth.	5.25%	7/15/2027	$2,337
2,245	Higher Educational Facilities Auth.	5.25	7/15/2028	2,472
2,415	Higher Educational Facilities Auth.	5.00	7/15/2030	2,642
1,625	Higher Educational Facilities Auth. (PRE)	5.00	7/01/2032	1,845
1,965	Higher Educational Facilities Auth.	5.25	7/15/2033	2,163
5,000	Luzerne County (INS)	5.00	11/15/2029	5,791
1,200	Montgomery County IDA	5.00	11/15/2023	1,347
2,750	Montgomery County IDA	5.00	11/15/2024	3,075
1,000	Montour School District (INS)	5.00	4/01/2033	1,173
1,500	Montour School District (INS)	5.00	4/01/2034	1,754
1,500	Montour School District (INS)	5.00	4/01/2035	1,751
1,525	Northeastern Hospital and Education Auth.	5.00	3/01/2037	1,709
9,895	Philadelphia School District	5.00	9/01/2031	11,129
5,000	Philadelphia School District	5.00	9/01/2032	5,600
4,000	Philadelphia School District	5.00	9/01/2033	4,467
5,100	Philadelphia School District	5.00	9/01/2034	5,675
1,250	Public School Building Auth.	5.00	4/01/2023	1,373
10,000	Public School Building Auth.	5.00	6/01/2029	11,402
6,100	Public School Building Auth. (INS)	5.00	6/01/2031	6,955
15,380	Public School Building Auth. (INS)	4.00	12/01/2031	16,463
2,000	Reading School District (INS)	5.00	3/01/2036	2,323
1,500	Reading School District (INS)	5.00	3/01/2037	1,739
1,000	Scranton School District (INS)	5.00	12/01/2032	1,176
1,600	Scranton School District (INS)	5.00	12/01/2033	1,876
750	Scranton School District (INS)	5.00	12/01/2035	874
1,500	Turnpike Commission	5.00	12/01/2032	1,703
3,500	Turnpike Commission	5.00	12/01/2032	4,008
4,345	Turnpike Commission	5.00	12/01/2033	4,915
7,145	Turnpike Commission	5.00	12/01/2033	8,150
25,000	Turnpike Commission	4.00	6/01/2034	26,313
6,250	Turnpike Commission	5.00	12/01/2034	7,110
2,000	Turnpike Commission	5.00	12/01/2034	2,337
3,000	Turnpike Commission	5.00	12/01/2034	3,413
10,655	Turnpike Commission	5.00	6/01/2035	12,113
5,700	Turnpike Commission	5.00	12/01/2035	6,480
2,000	Turnpike Commission	5.00	12/01/2035	2,332
3,320	Turnpike Commission	5.00	12/01/2035	3,774
8,255	Turnpike Commission	5.00	6/01/2036	9,379
5,750	Turnpike Commission	5.00	6/01/2036	6,590
3,690	Turnpike Commission	5.00	12/01/2036	4,192
				278,049
	Puerto Rico (0.1%)
2,600	Industrial, Tourist, Educational, Medical, and
	Environmental Control Facilities Financing
	Auth.	5.00	4/01/2027	2,522
	Rhode Island (0.3%)
2,000	Health and Educational Building Corp. (PRE)	6.00	9/01/2033	2,432
2,000	Tobacco Settlement Financing Corp.	5.00	6/01/2028	2,271
2,000	Tobacco Settlement Financing Corp.	5.00	6/01/2029	2,250
2,500	Tobacco Settlement Financing Corp.	5.00	6/01/2030	2,796
1,350	Turnpike and Bridge Auth.	5.00	10/01/2033	1,579
4,345	Turnpike and Bridge Auth.	5.00	10/01/2035	5,062
				16,390
	South Carolina (0.9%)
1,000	Lexington County Health Services District	4.00	11/01/2031	1,077
1,000	Lexington County Health Services District	4.00	11/01/2032	1,073
7,200	Piedmont Municipal Power Agency (INS)	5.00	1/01/2028	7,847
2,700	Piedmont Municipal Power Agency (INS)	5.00	1/01/2028	2,942

17 | USAA Tax Exempt Intermediate-Term Fund

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$9,835	Public Service Auth.	5.00%	12/01/2034	$11,311
7,000	Public Service Auth.	5.00	12/01/2035	8,034
8,500	Public Service Auth.	5.00	12/01/2036	9,742
				42,026
	South Dakota (0.0%)
1,700	Health and Educational Facilities Auth.	5.00	11/01/2024	1,802
	Tennessee (0.3%)
5,000	Davidson County Health and Educational
	Facilities Board	5.00	7/01/2035	5,761
5,110	Jackson Health, Educational, and Housing
	Facility Board (PRE)	5.25	4/01/2023	5,159
1,890	Jackson Health, Educational, and Housing
	Facility Board	5.25	4/01/2023	1,908
				12,828
	Texas (8.3%)
1,105	Austin Convention Enterprises, Inc.	5.00	1/01/2034	1,270
550	Austin Convention Enterprises, Inc.	5.00	1/01/2034	628
2,650	Bexar County Health Facilities Dev. Corp.	5.00	7/01/2027	2,653
2,740	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2025	3,006
2,990	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2027	3,280
1,640	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2028	1,792
1,600	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2029	1,739
1,700	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.00	12/01/2030	1,841
5,150	Board of Managers, Joint Guadalupe County -
	City of Seguin Hospital	5.25	12/01/2035	5,649
4,240	Boerne ISD (NBGA)	3.66 (b)	2/01/2026	3,219
700	Central Regional Mobility Auth.	5.00	1/01/2021	761
500	Central Regional Mobility Auth.	5.00	1/01/2022	556
885	Central Regional Mobility Auth.	5.90 (b)	1/01/2022	801
500	Central Regional Mobility Auth.	5.00	1/01/2023	568
7,000	Central Regional Mobility Auth.	6.25 (b)	1/01/2024	5,904
2,500	Central Regional Mobility Auth. (PRE)	5.75	1/01/2025	2,694
2,535	Central Regional Mobility Auth.	6.50 (b)	1/01/2026	1,964
3,500	Central Regional Mobility Auth.	5.00	1/01/2033	3,889
1,250	Central Regional Mobility Auth.	5.00	1/01/2034	1,427
1,100	Central Regional Mobility Auth.	5.00	1/01/2035	1,254
1,300	Clifton Higher Education Finance Corp. (NBGA)	4.00	8/15/2032	1,420
1,800	Corpus Christi Utility System	4.00	7/15/2032	1,954
1,100	Corpus Christi Utility System	4.00	7/15/2033	1,189
1,050	Corpus Christi Utility System	4.00	7/15/2034	1,131
1,000	Corpus Christi Utility System	4.00	7/15/2035	1,076
2,000	Dallas/Fort Worth International Airport	5.25	11/01/2028	2,368
7,500	Dallas/Fort Worth International Airport	5.25	11/01/2029	8,898
1,000	Decatur Hospital Auth.	5.25	9/01/2029	1,112
1,000	Decatur Hospital Auth.	5.00	9/01/2034	1,084
1,215	Downtown Redevelopment Auth. (INS)	5.00	9/01/2029	1,393
1,380	Downtown Redevelopment Auth. (INS)	5.00	9/01/2030	1,575
2,000	Downtown Redevelopment Auth. (INS)	5.00	9/01/2031	2,276
1,500	Downtown Redevelopment Auth. (INS)	5.00	9/01/2032	1,702
2,680	Downtown Redevelopment Auth. (INS)	5.00	9/01/2033	3,029
4,710	Harris County Cultural Education Facilities
	Finance Corp.	5.00	12/01/2027	5,323

Portfolio of Investments | 18

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$1,400	Harris County Cultural Education Facilities
	Finance Corp.	5.00%	6/01/2028	$1,519
40,000	Harris County IDC (PRE)	5.00	2/01/2023	42,308
750	Harris County Municipal Utility District (INS)	5.00	3/01/2030	875
2,030	Harris County Municipal Utility District (INS)	5.00	3/01/2031	2,348
2,500	Harris County Municipal Utility District (INS)	5.00	3/01/2032	2,888
5,615	Houston	5.00	9/01/2032	6,419
5,345	Houston	5.00	9/01/2033	6,093
2,150	Houston	5.00	9/01/2034	2,445
1,575	Houston	5.00	9/01/2035	1,789
4,000	Houston Airport System	5.00	7/01/2024	4,069
7,000	Houston Airport System	5.00	7/01/2025	7,120
2,300	Houston Convention & Entertainment Facilities
	Department	5.00	9/01/2029	2,651
1,000	Houston Convention & Entertainment Facilities
	Department	5.00	9/01/2030	1,149
3,850	Houston Higher Education Finance Corp.	5.25	9/01/2031	4,318
4,075	Houston Higher Education Finance Corp.	5.25	9/01/2032	4,569
4,000	Karnes County Hospital District	5.00	2/01/2029	4,381
4,000	Karnes County Hospital District	5.00	2/01/2034	4,310
740	Laredo Waterworks and Sewer System	4.00	3/01/2032	799
1,000	Laredo Waterworks and Sewer System	4.00	3/01/2033	1,077
1,000	Laredo Waterworks and Sewer System	4.00	3/01/2034	1,074
1,500	Laredo Waterworks and Sewer System	4.00	3/01/2036	1,606
255	Marlin ISD Public Facility Corp., acquired
	7/22/1998; cost $259 (c)	5.85	2/15/2018	256
3,100	Mesquite Health Facilities Dev. Corp.	5.00	2/15/2026	3,442
1,075	Mesquite Health Facilities Dev. Corp.	5.00	2/15/2035	1,138
2,155	New Braunfels ISD (NBGA)	3.04 (b)	2/01/2023	1,876
7,500	New Hope Cultural Education Facilities Corp.	5.00	7/01/2030	6,376
1,000	New Hope Cultural Education Facilities Corp.	5.00	11/01/2031	1,104
9,000	New Hope Cultural Education Facilities Corp.	5.00	7/01/2035	7,471
1,475	New Hope Cultural Education Facilities Corp.	4.00	11/01/2036	1,492
1,635	Newark Higher Education Finance Corp.	4.00	4/01/2032	1,736
2,000	Newark Higher Education Finance Corp.	4.00	4/01/2033	2,114
4,470	Newark Higher Education Finance Corp.	4.00	4/01/2034	4,711
1,650	Newark Higher Education Finance Corp.	4.00	4/01/2035	1,738
2,150	Newark Higher Education Finance Corp.	4.00	4/01/2036	2,261
7,000	North East Texas Regional Mobility Auth.	5.00	1/01/2036	7,867
5,485	North East Texas Regional Mobility Auth.	5.00	1/01/2036	6,111
2,190	North Texas Tollway Auth. (PRE)	6.00	1/01/2023	2,190
310	North Texas Tollway Auth.	6.00	1/01/2023	310
12,195	North Texas Tollway Auth. (PRE)	6.00	1/01/2025	12,728
2,805	North Texas Tollway Auth.	6.00	1/01/2025	2,931
20,000	North Texas Tollway Auth. (INS)	3.85 (b)	1/01/2029	14,684
1,500	North Texas Tollway Auth.	5.00	1/01/2031	1,717
8,000	North Texas Tollway Auth.	5.00	1/01/2032	9,276
7,500	North Texas Tollway Auth.	5.00	1/01/2034	8,670
1,515	North Texas Tollway Auth.	5.00	1/01/2034	1,770
2,000	North Texas Tollway Auth. (INS)	4.00	1/01/2035	2,163
1,695	North Texas Tollway Auth. (INS)	4.00	1/01/2036	1,831
2,230	Permanent Univ. Fund	5.00	7/01/2032	2,656
3,250	Permanent Univ. Fund	5.00	7/01/2033	3,863
2,500	Permanent Univ. Fund	5.00	7/01/2034	2,964
9,205	Sabine River Auth. (INS)	4.95	3/01/2018	9,256
2,000	Tarrant County Cultural Education Facilities
	Finance Corp.	3.88	11/15/2022	2,006
2,145	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2030	2,513
2,250	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2031	2,625
2,365	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2032	2,738

19 | USAA Tax Exempt Intermediate-Term Fund

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$2,175	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00%	11/15/2037	$2,490
5,000	Tarrant County Cultural Education Facilities
	Finance Corp.	6.63	11/15/2037	5,625
7,235	Transportation Commission	5.00	10/01/2026	8,949
10,000	Transportation Commission	5.00	8/15/2033	11,378
8,500	Transportation Commission	5.00	8/15/2034	9,639
6,969	Trophy Club Public Improvement District No. 1
	(INS)	5.00	6/01/2033	7,884
3,360	Tyler Health Facilities Dev. Corp.	5.25	11/01/2022	3,360
3,800	Tyler Health Facilities Dev. Corp.	5.25	11/01/2023	3,801
10,000	Tyler Health Facilities Dev. Corp. (PRE)	5.50	7/01/2027	11,204
				385,146
	U.S. Virgin Islands (0.1%)
6,500	Public Finance Auth. (a)	5.00	9/01/2030	7,100
	Utah (0.3%)
18,631	Jordanelle Special Service District, acquired
	6/18/2009; cost $18,632 (a),(c),(f)	12.00	8/01/2030	15,836
	Vermont (0.3%)
9,000	EDA	5.00	12/15/2020	9,816
2,500	Educational and Health Buildings Financing
	Agency	5.00	12/01/2036	2,891
				12,707
	Virginia (1.2%)
1,875	College Building Auth.	5.00	6/01/2021	1,877
11,280	College Building Auth.	5.00	6/01/2026	11,286
10,000	College Building Auth.	4.00	2/01/2034	11,023
5,000	College Building Auth.	4.00	2/01/2036	5,491
2,150	Fairfax County Economic Dev. Auth.	5.00	10/01/2036	2,420
14,924	Farms of New Kent Community Dev. Auth.,
	acquired 9/08/2006-10/04/2007; cost
	$14,395 (c),(f),(j)	5.13	3/01/2036	5,223
10,000	Roanoke County EDA	5.00	7/01/2025	10,861
750	Stafford County EDA	5.00	6/15/2033	858
2,620	Stafford County EDA	5.00	6/15/2034	2,988
1,930	Stafford County EDA	5.00	6/15/2035	2,196
				54,223
	Washington (0.5%)
3,090	Health Care Facilities Auth.	5.00	8/15/2033	3,566
3,470	Health Care Facilities Auth.	5.00	8/15/2034	3,993
2,355	Health Care Facilities Auth.	5.00	7/01/2035	2,739
2,250	Health Care Facilities Auth.	5.00	7/01/2036	2,611
3,125	Health Care Facilities Auth.	4.00	7/01/2037	3,240
5,000	Tobacco Settlement Auth.	5.25	6/01/2031	5,367
				21,516
	West Virginia (0.2%)
1,850	Hospital Finance Auth.	5.00	6/01/2033	2,139
2,970	Hospital Finance Auth.	5.00	6/01/2034	3,412
2,405	Hospital Finance Auth.	5.00	6/01/2035	2,761
				8,312
	Wisconsin (0.6%)
1,500	Health and Educational Facilities Auth. (PRE)	5.00	8/15/2026	1,714

Portfolio of Investments | 20

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$2,000	Health and Educational Facilities Auth.	5.00%	7/15/2028	$2,190
1,935	Health and Educational Facilities Auth. (PRE)	5.00	8/15/2029	2,212
5,000	Health and Educational Facilities Auth.	5.13	4/15/2031	5,566
1,000	Health and Educational Facilities Auth.	5.00	8/15/2034	1,131
9,830	Health and Educational Facilities Auth.	4.00	11/15/2036	10,410
1,250	Public Finance Auth. (a)	3.95	11/15/2024	1,273
1,500	Public Finance Auth.	4.05	11/01/2030	1,558
1,000	Public Finance Auth. (a)	5.25	5/15/2037	1,100
				27,154
	Total Fixed-Rate Instruments (cost: $3,720,626)			3,873,682

PUT BONDS (5.8%)

Arizona (1.0%)

16,000	Health Facilities Auth., MUNIPSA + 1.85%	3.56 (g)	2/01/2048	16,257
30,000	Health Facilities Auth., MUNIPSA + 1.85%	3.56 (g)	2/01/2048	30,969
				47,226
	Arkansas (0.6%)
29,000	Dev. Finance Auth., MUNIPSA + 1.55%	3.26 (g)	9/01/2044	29,285
	California (0.8%)
10,000	Bay Area Toll Auth., MUNIPSA + 0.9%	2.61 (g)	4/01/2045	10,173
17,000	Bay Area Toll Auth., MUNIPSA + 1.1%	2.81 (g)	4/01/2045	17,440
8,500	Health Facilities Financing Auth.	2.00	10/01/2036	8,427
				36,040
	Florida (0.4%)
16,000	Putnam County Dev. Auth. (INS)	5.35	3/15/2042	16,202
	Indiana (0.4%)
16,000	Finance Auth.	1.25	5/01/2028	15,999
4,000	Rockport Pollution Control	1.75	6/01/2025	3,998
				19,997
	Louisiana (0.4%)
16,750	St. Charles Parish	4.00	12/01/2040	17,923
	Massachusetts (0.2%)
6,000	Dev. Finance Agency (PRE)	5.75	12/01/2042	6,327
	Mississippi (0.1%)
1,250	Hospital Equipment and Facilities Auth.	1.55	9/01/2018	1,250
2,400	Hospital Equipment and Facilities Auth.	1.55	9/01/2022	2,400
				3,650
	New Jersey (0.2%)
10,000	Transportation Trust Fund Auth., MUNIPSA +
	1.2%	2.91 (g)	6/15/2034	9,916
	New Mexico (0.7%)
12,000	Farmington	1.88	4/01/2033	11,976
20,000	Farmington	5.20	6/01/2040	21,592
				33,568

21 | USAA Tax Exempt Intermediate-Term Fund

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
	Ohio (0.3%)
$30,000	Water Dev. Auth.	4.00%	12/01/2033	$13,274
	Pennsylvania (0.4%)
8,800	Beaver County IDA	2.70	4/01/2035	3,894
11,000	Berks County Municipal Auth., MUNIPSA +
	1.5%	3.21 (g)	11/01/2039	11,198
8,750	Economic Dev. Financing Auth.	2.55	11/01/2041	3,872
				18,964
	Texas (0.3%)
14,935	San Antonio Housing Trust Finance Corp.
	(NBGA)	3.50	4/01/2043	15,543
	Total Put Bonds (cost: $288,107)			267,915

ADJUSTABLE-RATE NOTES (0.4%)

New Jersey (0.4%)

10,000	EDA, MUNIPSA + 1.55%	3.26 (g)	9/01/2027	9,873
10,000	EDA, MUNIPSA + 1.6%	3.31 (g)	3/01/2028	9,850
				19,723
	Total Adjustable-Rate Notes (cost: $20,000)			19,723

VARIABLE-RATE DEMAND NOTES (9.5%)

Alabama (0.4%)

19,000	Columbia IDB	1.70 (h)	12/01/2037	19,000
	Alaska (0.4%)
16,905	Housing Finance Corp. (LIQ)	1.73 (h)	12/01/2041	16,905
	California (0.2%)
75	Infrastructure and Economic Dev. Bank (LOC -
	California Bank & Trust)	2.01 (h)	10/01/2028	75
5,355	Sacramento City Financing Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.82 (h)	12/01/2030	5,355
4,710	Victorville Joint Powers Financing Auth. (LOC -
	BNP Paribas)	2.21 (h)	5/01/2040	4,710
				10,140
	District of Columbia (0.5%)
20,560	District (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.96 (h)	10/01/2041	20,560
	Florida (1.2%)
2,000	Dade County IDA	1.80 (h)	4/01/2020	2,000
5,700	Dade County IDA	1.82 (h)	6/01/2021	5,700
6,200	Escambia County	1.85 (h)	4/01/2039	6,200
2,500	Manatee County	1.78 (h)	9/01/2024	2,500
24,000	Martin County	1.93 (h)	7/15/2022	24,000
13,350	St. Lucie County	1.78 (h)	9/01/2028	13,350
				53,750
	Georgia (0.8%)
32,840	Burke County Dev. Auth.	1.83 (h)	7/01/2049	32,840

Portfolio of Investments | 22

Principal		Coupon	Final	Market
Amount	Security			Value
(000)		Rate	Maturity	(000)
$4,400	Heard County Dev. Auth.	1.68% (h)	9/01/2029	$4,400
				37,240
	Idaho (0.0%)
270	Housing and Finance Association	1.78 (i)	1/01/2038	270
	Illinois (1.0%)
7,000	Chicago Board of Education (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	2.04 (h)	12/01/2039	7,000
10,200	Chicago Park District (INS) (LIQ) (a)	2.01 (h)	1/01/2022	10,200
2,990	State (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.96 (h)	4/01/2037	2,990
25,995	State (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.96 (h)	2/01/2039	25,995
				46,185
	Iowa (0.4%)
18,400	Finance Auth.	1.90 (h)	9/01/2036	18,400
	Kentucky (0.4%)
10,125	Economic Dev. Finance Auth.	1.60 (h)	5/01/2034	10,125
10,000	Economic Dev. Finance Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.88 (h)	1/01/2045	10,000
				20,125
	Louisiana (1.6%)
8,490	East Baton Rouge Parish	1.80 (h)	11/01/2019	8,490
35,100	St. James Parish	1.78 (h)	11/01/2040	35,100
30,000	St. James Parish	1.84 (h)	11/01/2040	30,000
				73,590
	Mississippi (0.0%)
1,500	Business Finance Corp.	1.93 (h)	12/01/2030	1,500
	Oklahoma (0.3%)
14,310	Muskogee Industrial Trust	1.80 (h)	1/01/2025	14,310
	South Carolina (0.3%)
15,055	Jobs EDA (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.78 (h)	11/01/2029	15,055
	Tennessee (0.4%)
18,300	Chattanooga Health, Educational and Housing
	Facilities Board	1.93 (h)	5/01/2039	18,300
	Texas (1.6%)
23,170	Port of Port Arthur Navigation District	1.83 (h)	4/01/2040	23,170
9,000	Port of Port Arthur Navigation District	1.83 (h)	4/01/2040	9,000
17,050	Port of Port Arthur Navigation District	1.83 (h)	11/01/2040	17,050
25,720	Port of Port Arthur Navigation District	1.83 (h)	11/01/2040	25,720
				74,940
	Total Variable-Rate Demand Notes (cost: $440,270)			440,270
	Total Investments (cost: $4,469,003)			$4,601,590

23 | USAA Tax Exempt Intermediate-Term Fund

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Fixed-Rate Instruments	$	— $	3,868,459	$5,223	$3,873,682
Put Bonds		—	267,915	—	267,915
Adjustable-Rate Notes		—	19,723	—	19,723
Variable-Rate Demand Notes		—	440,270	—	440,270
Total	$	— $	4,596,367	$5,223	$4,601,590

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Fixed-Rate Instruments
Balance as of March 31, 2017	$12,111
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	$(8,382)
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	$1,494

Balance as of December 31, 2017	$5,223

FAIR VALUE LEVEL TRANSFERS

For the period of April 1, 2017, through December 31, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Fixed-Rate
Instruments(I)	$-	$8,382	$(8,382)
Total	$-	$8,382	$(8,382)

(I)Transferred from Level 3 to Level 2 due to the availability of significant observable inputs.

Portfolio of Investments | 24

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Tax Exempt Intermediate-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however,

25 | USAA Tax Exempt Intermediate-Term Fund

to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

Notes to Portfolio of Investments | 26

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,644,390,000 at December 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

F.NEW ACCOUNTING PRONOUNCEMENT – In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of purchased callable debt securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

27 | USAA Tax Exempt Intermediate-Term Fund

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2017, was $21,556,000, which represented 0.5% of the Fund's net assets.

(d)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(e)Up to 6.05% of the coupon may be PIK.

(f)At December 31, 2017, the issuer was in default with respect to interest and/or principal payments.

(g)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2017.

(h)Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

(i)Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

(j)Security was fair valued at Level 3.

Notes to Portfolio of Investments | 28

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TAX EXEMPT LONG-TERM FUND

DECEMBER 31, 2017

(Form N-Q)

48460 -0218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
MTA	Metropolitan Transportation Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

1 | USAA Tax Exempt Long-Term Fund

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal
Corp., Build America Mutual Assurance Co., CIFG Assurance, N.A.,
National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc.
Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Barclays Bank plc, Deutsche Bank A.G., or JP Morgan Chase & Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the Texas
Permanent School Fund.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Long-Term Fund

December 31, 2017 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (88.9%)

Alabama (1.5%)

$4,245	Chatom IDB (INS)	5.00%	8/01/2037	$4,530
4,500	Homewood Educational Building Auth.	5.00	12/01/2047	5,150
11,500	Lower Alabama Gas District	5.00	9/01/2046	15,029
1,750	Montgomery Medical Clinic Board	5.00	3/01/2036	1,944
7,000	Port Auth. (PRE)	6.00	10/01/2035	7,819
2,000	Selma IDB	5.80	5/01/2034	2,191
				36,663
	Arizona (3.0%)
5,000	Apache County IDA	4.50	3/01/2030	5,474
5,000	Goodyear	5.63	7/01/2039	5,449
6,000	Health Facilities Auth.	5.00	2/01/2042	6,464
1,725	IDA	5.00	7/01/2052	1,964
7,000	Maricopa County	5.00	6/01/2035	7,444
1,600	Maricopa County IDA	5.00	7/01/2047	1,699
1,000	Phoenix Civic Improvement Corp. (INS)	5.50	7/01/2029	1,260
1,500	Phoenix Civic Improvement Corp. (INS)	5.50	7/01/2030	1,908
1,200	Phoenix IDA	5.00	7/01/2041	1,312
6,000	Phoenix IDA (a)	5.00	7/01/2044	6,483
3,000	Pima County IDA	4.00	9/01/2029	3,188
2,685	Pima County IDA	4.50	6/01/2030	2,948
3,000	Pima County IDA	5.25	10/01/2040	3,253
2,000	Pima County IDA (a)	5.00	6/15/2052	1,993
10,000	Pinal County Electrical District	4.00	7/01/2041	10,722
2,000	Yavapai County IDA (PRE)	5.63	8/01/2033	2,047
7,500	Yavapai County IDA (PRE)	5.63	8/01/2037	7,676
				71,284
	Arkansas (0.1%)
1,000	Dev. Finance Auth. (INS)	4.97 (b)	7/01/2028	749
1,165	Dev. Finance Auth. (INS)	4.98 (b)	7/01/2029	839
1,150	Dev. Finance Auth. (INS)	4.99 (b)	7/01/2030	794
2,500	Dev. Finance Auth. (INS)	5.03 (b)	7/01/2036	1,261
				3,643
	California (7.7%)
1,000	Cerritos CCD	5.63 (b)	8/01/2031	670
2,500	Cerritos CCD	5.67 (b)	8/01/2032	1,608
2,175	Cerritos CCD	5.71 (b)	8/01/2033	1,349
1,000	Cerritos CCD	5.76 (b)	8/01/2034	593
1,500	Cerritos CCD	5.82 (b)	8/01/2035	851
2,200	Cerritos CCD	5.88 (b)	8/01/2036	1,193
8,500	Coachella Valley Unified School District (INS)	5.95 (b)	8/01/2041	3,648
6,700	Corona-Norco Unified School District (INS)
	(PRE)	5.50	8/01/2039	7,117
3,000	El Camino CCD	5.08 (b)	8/01/2034	1,784
3,000	El Camino CCD	5.24 (b)	8/01/2038	1,450

3 | USAA Tax Exempt Long-Term Fund

Principal					Market
Amount		Coupon		Final	Value
(000)	Security		Rate	Maturity	(000)
$10,000	El Monte Union High School District (INS)	5.75	(b)%	6/01/2042%	4,047
2,500	Escondido Union High School District (INS)	5.00		6/01/2037	2,662
2,410	Golden State Tobacco Securitization (INS)	4.55		6/01/2022	2,439
5,000	Golden State Tobacco Securitization (INS)	4.60		6/01/2023	5,070
2,000	Golden State Tobacco Securitization	5.00		6/01/2030	2,310
1,000	Health Facilities Financing Auth.	5.00		11/15/2056	1,178
5,000	Indio Redevelopment Agency	5.25		8/15/2035	5,093
17,025	Inland Empire Tobacco Securitization Auth.	5.75		6/01/2026	17,882
2,000	Jurupa Public Finance Auth. (INS)	5.00		9/01/2033	2,142
1,200	Los Alamitos Unified School District, 5.95%,
	8/01/2024	5.95	(c)	8/01/2034	1,123
4,500	Los Alamitos Unified School District , 6.05%,
	8/01/2024	6.05	(c)	8/01/2042	4,183
3,000	Monterey Peninsula Unified School District (INS)
	(PRE)	5.50		8/01/2034	3,383
1,860	Paramount Unified School District	6.82	(b)	8/01/2034	1,046
2,000	Paramount Unified School District	6.86	(b)	8/01/2035	1,079
2,750	Paramount Unified School District	6.90	(b)	8/01/2036	1,412
2,750	Paramount Unified School District	6.88	(b)	8/01/2037	1,355
4,940	Pollution Control Financing Auth. (a)	5.00		7/01/2037	4,972
5,920	Pollution Control Financing Auth.	5.00		11/21/2045	6,019
2,500	Public Works Board	5.00		12/01/2029	2,779
2,000	Public Works Board (PRE)	5.00		10/01/2030	2,241
2,950	Public Works Board	5.00		6/01/2031	3,366
1,110	Public Works Board (PRE)	5.00		10/01/2031	1,244
2,000	Public Works Board	5.00		12/01/2031	2,217
3,500	Public Works Board	5.00		10/01/2039	4,014
2,560	Sacramento City Schools Joint Powers
	Financing Auth. (INS)	5.00		3/01/2036	2,866
2,000	Sacramento City Schools Joint Powers
	Financing Auth. (INS)	5.00		3/01/2040	2,232
2,500	San Diego Public Facilities Financing Auth.	5.00		10/15/2044	2,892
3,000	San Marcos Schools Financing Auth. (INS)
	(PRE)	5.00		8/15/2040	3,261
13,605	San Ysidro School District (INS)	5.58	(b)	8/01/2036	7,141
14,285	San Ysidro School District (INS)	5.64	(b)	8/01/2037	7,173
15,000	Santa Ana Unified School District (INS)	5.45	(b)	4/01/2029	10,499
5,000	Southern California Public Power Auth.	5.00		7/01/2040	5,375
300	State	4.50		8/01/2030	301
5,000	State	5.75		4/01/2031	5,258
8,000	State	5.25		4/01/2035	9,088
6,750	State	5.00		2/01/2038	7,667
8,885	Stockton Unified School District (INS)	7.33	(b)	8/01/2034	5,131
2,500	Victor Elementary School District (INS) (PRE)	5.13		8/01/2034	2,641
5,180	Washington Township Health Care Dist.	5.25		7/01/2030	5,572
5,000	Washington Township Health Care Dist.	5.50		7/01/2038	5,388
					186,004

Colorado (1.7%)

2,000	E-470 Public Highway Auth.	5.38	9/01/2026	2,173
10,000	E-470 Public Highway Auth. (INS)	5.06 (b)	9/01/2035	4,686
2,500	Educational and Cultural Facilities Auth.	5.25	4/01/2043	2,805
5,000	Health Facilities Auth.	5.00	12/01/2042	5,370
6,000	Health Facilities Auth.	5.00	6/01/2045	6,637
1,250	Health Facilities Auth.	5.00	6/01/2047	1,400
1,000	Park Creek Metropolitan District	5.00	12/01/2045	1,139
2,500	Park Creek Metropolitan District	5.00	12/01/2046	2,846
2,000	Park Creek Metropolitan District	5.00	12/01/2051	2,269
4,000	Rampart Range Metropolitan District (INS)	5.00	12/01/2047	4,708
5,000	Regional Transportation District	5.00	6/01/2044	5,554
1,000	Southlands Metropolitan District	5.00	12/01/2047	1,079
				40,666

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Connecticut (0.2%)

$2,000	Health and Educational Facilities Auth.	(PRE)	5.00%	7/01/2035	$2,162
54,446	Mashantucket (Western) Pequot Tribe	(d), (i)	6.05(j)	7/01/2031	1,701
					3,863

Delaware (0.2%)

4,000	EDA	5.40	2/01/2031	4,321
District of Columbia (2.1%)
1,305	District of Columbia	5.00	7/01/2036	1,438
1,500	District of Columbia	5.00	7/01/2042	1,644
1,700	District of Columbia	(PRE)	6.00	7/01/2043	2,059
1,450	District of Columbia	(PRE)	6.00	7/01/2048	1,756
7,500	Metropolitan Washington Airports Auth.	5.13	10/01/2034	7,687
5,000	Metropolitan Washington Airports Auth.	5.00	10/01/2039	5,390
10,000	Metropolitan Washington Airports Auth.	5.63	10/01/2039	10,308
10,000	Metropolitan Washington Airports Auth.	5.00	10/01/2053	10,812
10,000	Washington Convention & Sports Auth.	5.00	10/01/2040	10,695
51,789
Florida (8.1%)
7,000	Atlantic Beach Health Care Facilities Auth.	5.63	11/15/2043	7,802
2,000	Brevard County Health Facilities Auth. (PRE)	7.00	4/01/2039	2,134
1,500	Broward County (PRE)	5.25	10/01/2034	1,542
350	Broward County School Board (INS) (PRE)	5.25	7/01/2027	369
2,000	Clearwater (PRE)	5.25	12/01/2039	2,136
5,675	Department of Children and Family Services	5.00	10/01/2025	5,690
1,500	Escambia County	6.25	11/01/2033	1,627
1,000	Escambia County Housing Finance Auth. (INS)
(PRE)	5.75	6/01/2031	1,058
3,950	Gainesville	5.25	10/01/2034	4,300
3,000	Halifax Hospital Medical Center	5.00	6/01/2046	3,322
600	Higher Educational Facility Auth.	5.00	4/01/2032	656
1,500	Higher Educational Facility Auth.	5.25	4/01/2042	1,659
2,270	Jacksonville	5.00	10/01/2029	2,542
500	Lakeland Educational Facility	5.00	9/01/2037	538
1,000	Lakeland Educational Facility	5.00	9/01/2042	1,070
4,000	Lee County IDA	5.75	10/01/2042	4,330
5,000	Lee County IDA	5.50	10/01/2047	5,392
1,500	Miami (INS)	5.00	10/01/2034	1,570
13,125	Miami (INS)	5.25	7/01/2035	14,098
4,000	Miami (INS)	5.25	7/01/2039	4,293
2,000	Miami Beach	5.00	9/01/2040	2,135
525	Miami-Dade County (PRE)	5.00	10/01/2029	572
6,350	Miami-Dade County	5.00	10/01/2029	6,874
3,950	Miami-Dade County (PRE)	5.00	10/01/2034	4,301
23,205	Miami-Dade County	5.38	10/01/2035	25,318
5,000	Miami-Dade County	5.00	7/01/2039	5,726
5,000	Miami-Dade County	5.00	7/01/2040	5,330
1,750	Miami-Dade County	5.00	10/01/2043	1,979
2,000	Miami-Dade County Health Facilities Auth.	4.00	8/01/2047	2,089
5,000	Miami-Dade County School Board (INS) (PRE)	5.25	2/01/2027	5,204
5,000	Miami-Dade County School Board (INS) (PRE)	5.00	5/01/2033	5,059
2,500	Municipal Loan Council (INS)	5.25	10/01/2033	2,759
3,000	Orange County Health Facilities Auth. (PRE)	5.25	10/01/2035	3,084
1,500	Orange County Health Facilities Auth.	4.00	10/01/2045	1,557
10,000	Orange County School Board (INS) (PRE)	5.50	8/01/2034	10,610
4,745	Orlando-Orange County Expressway Auth.
(PRE)	5.00	7/01/2035	5,130
1,255	Orlando-Orange County Expressway Auth.
(PRE)	5.00	7/01/2035	1,346

5 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	______	Maturity(000)

$2,000 Orlando-Orange County Expressway Auth.

	(PRE)	5.00%	7/01/2035	$2,157
5,000	Palm Beach County Health Facilities Auth.	5.00	5/15/2041	5,632
155	Palm Beach County Solid Waste Auth. (PRE)	5.00	10/01/2031	173
9,845	Palm Beach County Solid Waste Auth.	5.00	10/01/2031	10,947
1,000	Pinellas County Educational Facilities Auth.	5.00	10/01/2027	1,072
1,000	Pinellas County Educational Facilities Auth.	5.25	10/01/2030	1,071
3,650	Pinellas County Educational Facilities Auth.	6.00	10/01/2041	4,008
1,000	Sarasota County Public Hospital District	5.63	7/01/2039	1,057
3,000	St. Petersburg Health Facilities Auth. (PRE)	6.50	11/15/2039	3,263
2,200	Tampa Housing Auth.	4.85	7/01/2036	2,232
3,050	Tampa-Hillsborough County Expressway Auth.
	(PRE)	5.00	7/01/2042	3,385
2,350	Volusia County Educational Facilities Auth.
	(INS) (PRE)	5.00	10/15/2029	2,629
2,000	Volusia County Educational Facilities Auth.	5.00	10/15/2045	2,271
				195,098

Georgia (1.2%)

3,500	Atlanta Airport	5.00	1/01/2035	3,703
10,000	Burke County Dev. Auth.	7.00	1/01/2023	10,000
4,000	Dahlonega Downtown Dev. Auth. (INS) (PRE)	5.00	7/01/2040	4,324
1,500	Glynn Brunswick Memorial Hospital Auth.	5.00	8/01/2047	1,695
3,600	Glynn-Brunswick Memorial Hospital Auth.
	(PRE)	5.63	8/01/2034	3,684
400	Glynn-Brunswick Memorial Hospital Auth.	5.63	8/01/2034	409
1,600	Private Colleges & Universities Auth.	5.00	10/01/2032	1,703
1,000	Thomasville Hospital Auth. (PRE)	5.25	11/01/2035	1,095
1,250	Thomasville Hospital Auth. (PRE)	5.38	11/01/2040	1,374
				27,987

Hawaii (0.3%)

6,000 Department of Budget and Finance	6.50	7/01/2039	6,431

Idaho (0.1%)

1,500 Health Facilities Auth. (INS)	5.00	7/01/2035	1,604

Illinois (14.5%)

1,555	Bureau County (INS)	5.00	12/01/2038	1,817
1,400	Bureau County (INS)	5.00	12/01/2039	1,633
1,530	Bureau County Township HSD #502 (INS)	5.00	12/01/2037	1,791
520	Chicago (INS)	5.25	1/01/2029	521
3,946	Chicago	6.75	12/01/2032	3,966
5,000	Chicago Board of Education	5.00	12/01/2036	5,161
3,000	Chicago	5.00	1/01/2039	3,314
3,000	Chicago Park District	5.00	1/01/2040	3,303
4,000	Chicago Water	5.00	1/01/2044	4,347
3,000	Chicago Water	5.00	11/01/2044	3,319
3,000	Chicago Water	5.00	1/01/2047	3,352
6,000	Chicago-Midway Airport	5.00	1/01/2046	6,930
4,200	Chicago-O'Hare International Airport (PRE)	5.75	1/01/2039	4,702
800	Chicago-O'Hare International Airport	5.75	1/01/2039	885
5,000	Chicago-O'Hare International Airport	5.00	1/01/2041	5,856
5,000	Chicago-O'Hare International Airport	5.75	1/01/2043	5,827
7,750	Cook County	5.00	11/15/2038	9,145
7,000	Cook County CCD No. 508 (INS)	5.00	12/01/2047	7,743
2,000	Finance Auth.	5.00	4/01/2026	2,004
5,000	Finance Auth. (PRE)	5.50	8/15/2028	5,126
2,500	Finance Auth. (INS) (PRE)	5.75	11/01/2028	2,589
14,000	Finance Auth.	3.90	3/01/2030	14,823
5,000	Finance Auth. (PRE)	7.25	11/01/2030	5,239
4,500	Finance Auth.	5.00	4/01/2031	4,507

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$7,065	Finance Auth.	5.50%	4/01/2032	$7,023
8,000	Finance Auth. (PRE)	6.00	10/01/2032	9,081
6,000	Finance Auth.	4.00	2/01/2033	6,298
5,000	Finance Auth. (PRE)	5.75	10/01/2035	5,153
7,000	Finance Auth.	5.00	4/01/2036	6,999
700	Finance Auth.	5.00	5/15/2037	764
2,000	Finance Auth.	4.00	3/01/2038	2,121
5,000	Finance Auth.	4.00	7/01/2038	5,134
20,000	Finance Auth. (PRE)	5.38	8/15/2039	20,489
1,205	Finance Auth.	5.25	10/01/2039	1,248
12,395	Finance Auth.	4.00	10/01/2040	13,068
11,000	Finance Auth.	4.00	2/15/2041	11,452
750	Finance Auth.	5.00	8/01/2042	832
5,000	Finance Auth.	6.00	7/01/2043	5,706
2,000	Finance Auth.	5.00	8/15/2044	2,189
4,500	Finance Auth.	4.00	12/01/2046	4,513
1,000	Finance Auth.	5.00	2/15/2047	1,106
1,155	Finance Auth.	5.00	5/15/2047	1,244
750	Finance Auth.	5.00	8/01/2047	829
2,000	Finance Auth.	5.00	12/01/2047	2,120
500	Finance Auth.	5.00	2/15/2050	547
3,405	Metropolitan Pier & Exposition Auth. (INS)	5.50	6/15/2020	3,440
660	Metropolitan Pier & Exposition Auth. (INS)	5.50	6/15/2020	669
685	Metropolitan Pier & Exposition Auth. (INS)	5.55	6/15/2021	692
1,045	Metropolitan Pier & Exposition Auth. (INS)	5.55	6/15/2021	1,059
9,000	Municipal Power Agency	4.00	12/01/2041	9,391
10,000	Railsplitter Tobacco Settlement Auth. (PRE)	5.50	6/01/2023	11,247
23,980	Regional Transportation Auth. (INS)	5.75	6/01/2020	26,193
37,550	Regional Transportation Auth. (INS)	6.50	7/01/2030	50,741
10,000	Rosemont (INS)	5.00	12/01/2046	11,286
3,000	Springfield (INS)	5.00	3/01/2040	3,390
2,000	Springfield Metro Sanitary District	5.75	1/01/2053	2,345
8,000	State (INS)	5.00	4/01/2029	8,852
1,000	State (INS)	4.00	2/01/2031	1,039
1,000	State (INS)	4.00	2/01/2032	1,034
1,000	Univ. of Illinois	5.13	4/01/2036	1,068
1,388	Village of Montgomery Kane and Kendall
	Counties (INS)	4.70	3/01/2030	1,389
				349,651
	Indiana (1.7%)
5,540	Evansville Redevelopment Auth. (INS)	4.00	2/01/2038	5,954
3,605	Evansville Redevelopment Auth. (INS)	4.00	2/01/2039	3,872
5,000	Finance Auth.	5.00	6/01/2039	5,083
1,495	Finance Auth.	5.00	2/01/2040	1,669
4,000	Finance Auth.	5.00	10/01/2044	4,362
5,000	Finance Auth.	5.50	4/01/2046	5,612
1,175	Local Public Improvement Bond Bank (INS)
	(PRE)	5.50	1/01/2038	1,222
4,825	Local Public Improvement Bond Bank (INS)	5.50	1/01/2038	5,006
7,000	Richmond Hospital Auth.	5.00	1/01/2039	7,869
				40,649
	Iowa (0.3%)
6,235	Finance Auth.	5.00	5/15/2041	7,024
	Kansas (0.2%)
2,500	Coffeyville (INS) (a)	5.00	6/01/2042	2,765
2,000	Wyandotte County/Kansas City	5.00	9/01/2045	2,321
				5,086

7 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Kentucky (0.8%)

$1,000	Ashland Medical Center	5.00%	2/01/2040	$1,098
1,000	Economic Dev. Finance Auth. (INS) (PRE)	6.00	12/01/2033	1,019
4,000	Economic Dev. Finance Auth. (INS) (PRE)	6.00	12/01/2038	4,076
3,000	Economic Dev. Finance Auth.	5.00	8/15/2041	3,380
500	Economic Dev. Finance Auth. (INS)	4.00	12/01/2041	520
2,000	Economic Dev. Finance Auth. (INS)	5.00	12/01/2045	2,276
5,500	Economic Dev. Finance Auth.	5.00	5/15/2046	5,811
2,000	Owen County	6.25	6/01/2039	2,121
				20,301

Louisiana (3.2%)

2,500	Lafayette Public Trust Financing Auth. (INS)
	(PRE)	5.50	10/01/2035	2,756
3,750	Local Government Environmental Facilities and
	Community Dev. Auth.	6.50	8/01/2029	4,190
6,250	Local Government Environmental Facilities and
	Community Dev. Auth.	3.50	11/01/2032	6,310
1,685	Local Government Environmental Facilities and
	Community Dev. Auth. (INS)	5.00	10/01/2039	1,946
8,210	Local Government Environmental Facilities and
	Community Dev. Auth. (INS)	4.00	10/01/2046	8,630
1,500	Public Facilities Auth.	5.00	7/01/2037	1,708
15	Public Facilities Auth. (PRE)	4.00	5/15/2041	17
1,235	Public Facilities Auth.	4.00	5/15/2041	1,289
6,000	Public Facilities Auth.	5.00	11/01/2045	6,712
5,000	Public Facilities Auth.	5.00	5/15/2046	5,658
1,000	Public Facilities Auth.	4.00	12/15/2050	1,062
5,000	Public Facilities Auth. (INS)	5.25	6/01/2051	5,643
400	Public Facilities Auth.	5.00	7/01/2052	455
9,000	Public Facilities Auth.	4.00	1/01/2056	9,328
2,000	Public Facilities Auth.	5.00	7/01/2057	2,263
1,100	Shreveport (INS)	4.00	12/01/2037	1,177
1,000	Shreveport	5.00	12/01/2040	1,153
5,500	Shreveport	5.00	12/01/2041	6,327
2,100	Shreveport (INS)	5.00	12/01/2041	2,446
6,000	State	5.00	5/01/2045	7,121
1,500	Tobacco Settlement Financing Corp.	5.25	5/15/2035	1,638
				77,829

Maine (0.3%)

9,000 Health and Higher Education Facilities Auth.	4.00	7/01/2046	8,377

Maryland (0.6%)

2,500	EDC	6.20	9/01/2022	2,635
5,000	Health and Higher Educational Facilities Auth.
	(PRE)	5.75	1/01/2033	5,000
6,000	Health and Higher Educational Facilities Auth.
	(PRE)	5.75	1/01/2038	6,000
				13,635

Massachusetts (1.5%)

1,000	Dev. Finance Agency	4.00	7/01/2038	1,033
1,000	Dev. Finance Agency	5.00	4/15/2040	1,083
3,000	Dev. Finance Agency	5.00	7/01/2044	3,363
3,000	Dev. Finance Agency	5.00	7/01/2044	3,418
4,000	Dev. Finance Agency	5.50	7/01/2044	4,481
1,000	Dev. Finance Agency	5.00	7/01/2046	1,125
3,370	Dev. Finance Agency	4.00	10/01/2046	3,432
2,280	Dev. Finance Agency	5.00	7/01/2047	2,515

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$6,385	Health and Educational Facilities Auth. (PRE)	6.25%	7/01/2030	$6,821
3,615	Health and Educational Facilities Auth.	6.25	7/01/2030	3,865
3,500	Health and Educational Facilities Auth.	5.00	7/15/2032	3,509
500	Health and Educational Facilities Auth.	5.00	7/15/2037	501
				35,146
	Michigan (0.8%)
2,000	Genesee County Water Supply System (INS)	4.00	2/01/2041	2,087
2,900	Genesee County Water Supply System (INS)	5.00	2/01/2046	3,313
4,500	Lansing Board of Water & Light	5.00	7/01/2037	4,908
4,000	Livonia Public Schools School District (INS)	5.00	5/01/2045	4,592
3,000	Strategic Fund	5.63	7/01/2020	3,260
				18,160
	Minnesota (0.2%)
2,500	Higher Education Facilities Auth. (PRE)	5.00	10/01/2039	2,646
3,000	St. Louis Park (PRE)	5.75	7/01/2030	3,065
				5,711
	Mississippi (0.1%)
3,000	Warren County	5.38	12/01/2035	3,361
	Missouri (2.0%)
2,680	Cape Girardeau County Health Care Facilities
	IDA	6.00	3/01/2033	3,125
750	Cape Girardeau County Health Care Facilities
	IDA	5.00	3/01/2036	839
1,000	Cape Girardeau County IDA (PRE)	5.75	6/01/2039	1,058
17,775	Dev. Finance Board	4.00	6/01/2046	18,510
3,000	Hannibal City IDA	5.00	10/01/2047	3,414
6,000	Health and Educational Facilities Auth. (PRE)	5.50	11/15/2033	6,205
1,500	Health and Educational Facilities Auth.	5.50	11/15/2033	1,549
5,000	St. Louis County IDA	5.88	9/01/2043	5,760
2,000	St. Louis County IDA	5.00	9/01/2048	2,237
3,065	St. Louis Municipal Finance Corp. (INS)	5.00	10/01/2038	3,574
2,110	Stoddard County IDA	6.00	3/01/2037	2,447
				48,718
	Montana (0.4%)
4,000	Forsyth	3.90	3/01/2031	4,183
5,000	Forsyth	5.00	5/01/2033	5,370
				9,553
	Nebraska (0.3%)
2,000	Central Plains Energy Project	5.00	9/01/2042	2,578
3,400	Douglas County Hospital Auth.	5.00	11/01/2048	3,819
				6,397
	Nevada (1.7%)
2,775	Carson City	5.00	9/01/2047	3,162
4,000	Clark County (INS)	5.00	7/01/2026	4,198
11,000	Clark County	5.13	7/01/2034	11,767
5,000	Clark County (INS)	5.25	7/01/2039	5,364
4,400	Las Vegas Convention and Visitors Auth.	4.00	7/01/2041	4,564
12,140	Las Vegas Convention and Visitors Auth.	4.00	7/01/2046	12,546
				41,601
	New Jersey (2.5%)
6,000	EDA	5.00	9/01/2024	6,440

9 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,000	EDA	5.00%	6/15/2028	$2,159
10,000	EDA	5.00	6/15/2040	10,793
3,000	EDA	5.25	6/15/2040	3,309
4,000	EDA	5.00	6/15/2041	4,403
1,200	EDA (INS)	5.00	6/01/2042	1,379
5,000	Educational Facilities Auth.	5.00	9/01/2036	5,501
3,000	Educational Facilities Auth.	5.00	7/01/2047	3,328
15,000	Health Care Facilities Financing Auth. (PRE)	5.63	7/01/2032	16,951
2,250	Health Care Facilities Financing Auth.	5.00	10/01/2038	2,491
1,250	Health Care Facilities Financing Auth. (INS)	5.00	7/01/2046	1,419
2,000	Transportation Trust Fund Auth.	5.25	6/15/2041	2,218
				60,391

New Mexico (0.2%)

5,000 Farmington	5.90	6/01/2040	5,430

New York (2.6%)

2,040	Buffalo and Erie County Industrial Land Dev.
	Corp.	5.38	10/01/2041	2,243
2,250	Dormitory Auth.	5.25	7/01/2029	2,350
16,130	Liberty Dev. Corp.	5.25	10/01/2035	21,200
5,000	MTA	3.55 (b)	11/15/2032	3,259
60	New York City	5.88	8/01/2019	60
2,030	New York City	5.13	12/01/2028	2,033
220	New York City Municipal Water Finance Auth.
	(PRE)	5.00	6/15/2037	224
1,280	New York City Municipal Water Finance Auth.	5.00	6/15/2037	1,298
7,500	New York City Transitional Finance Auth.	5.00	1/15/2034	7,519
2,000	New York Thruway Auth.	5.00	1/01/2051	2,287
5,000	Triborough Bridge and Tunnel Auth.	3.62 (b)	11/15/2031	3,313
6,170	Triborough Bridge and Tunnel Auth. (PRE)	5.00	11/15/2031	6,362
3,830	Triborough Bridge and Tunnel Auth.	5.00	11/15/2031	3,940
3,000	Triborough Bridge and Tunnel Auth.	3.66 (b)	11/15/2032	1,919
2,500	Triborough Bridge and Tunnel Auth.	3.70 (b)	11/15/2032	1,620
2,000	Troy Capital Resource Corp.	5.00	9/01/2030	2,141
1,000	TSASC, Inc.	5.00	6/01/2041	1,126
				62,894

North Carolina (0.8%)

10,000	Capital Facilities Finance Agency	4.63	11/01/2040	10,568
3,750	Charlotte-Mecklenburg Hospital Auth.	5.25	1/15/2034	3,897
5,000	Columbus County Industrial Facilities & Pollution
	Control Financing Auth.	6.25	11/01/2033	5,421
				19,886

North Dakota (0.7%)

4,685	Fargo	6.25	11/01/2031	5,463
2,500	McLean County	4.88	7/01/2026	2,624
7,500	Ward County	5.00	6/01/2053	8,213
				16,300

Ohio (1.8%)

6,000	Air Quality Dev. Auth.	5.70	8/01/2020	2,654
10,000	Buckeye Tobacco Settlement Financing Auth.	5.88	6/01/2030	9,650
10,000	Buckeye Tobacco Settlement Financing Auth.	5.75	6/01/2034	9,680
2,700	Centerville	5.25	11/01/2047	2,895
1,000	Cleveland (INS)	5.00	1/01/2031	1,107
9,000	Cuyahoga County	4.75	2/15/2047	9,532
2,500	Hamilton County Healthcare	5.00	1/01/2051	2,710
1,680	Lake County (PRE)	5.63	8/15/2029	1,723
320	Lake County	5.63	8/15/2029	328

Portfolio of Investments | 10

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)
	$2,000	Turnpike Commission	5.25%	2/15/2033	$2,296
					42,575

Oklahoma (0.9%)

4,200	Comanche County Hospital Auth.	5.00	7/01/2032	4,397
4,500	Development Finance Auth.	5.25	8/01/2057	5,020
10,000	Municipal Power Auth.	4.00	1/01/2047	10,539
2,000	Tulsa County Industrial Auth.	5.25	11/15/2045	2,288
				22,244

Oregon (0.2%)

2,000	Deschutes County Hospital Facility	4.00	1/01/2046	2,089
1,060	Keizer	5.20	6/01/2031	1,075
1,180	Yamhill County Hospital Auth.	5.00	11/15/2051	1,254
				4,418

Pennsylvania (3.9%)

750	Allegheny County Higher Education Building
	Auth. (PRE)	5.50	3/01/2031	839
460	Allegheny County IDA	5.13	9/01/2031	460
4,000	Allegheny County Sanitary Auth. (INS)	5.00	6/01/2040	4,326
5,000	Allentown Commercial and Industrial Dev. Auth.
	(a)	6.25	7/01/2047	5,048
8,500	Berks County IDA	5.00	11/01/2050	9,650
3,250	Chester County IDA	5.25	10/15/2047	3,388
5,000	Delaware River Joint Toll Bridge Commission	5.00	7/01/2047	5,875
7,000	Economic Dev. Financing Auth.	4.00	10/01/2023	7,418
480	Erie Parking Auth. (INS) (PRE)	5.13	9/01/2032	523
1,390	Erie Parking Auth. (INS)	5.13	9/01/2032	1,489
595	Erie Parking Auth. (INS) (PRE)	5.20	9/01/2035	649
1,700	Erie Parking Auth. (INS)	5.20	9/01/2035	1,821
1,970	Higher Educational Facilities Auth.	5.25	7/15/2033	2,168
2,750	Higher Educational Facilities Auth.	5.50	7/15/2038	3,029
4,000	Northampton County General Purpose Auth.	4.00	8/15/2040	4,118
1,000	Philadelphia School District	5.00	9/01/2037	1,105
2,000	Philadelphia School District	5.00	9/01/2038	2,207
1,025	Scranton City School District (INS)	4.00	12/01/2037	1,090
1,250	Turnpike Commission, 5.00%, 12/01/2018	5.00 (c)	12/01/2033	1,401
1,000	Turnpike Commission	5.00	12/01/2037	1,150
8,000	Turnpike Commission	5.00	6/01/2039	9,130
4,000	Turnpike Commission	5.00	6/01/2042	4,553
10,000	Turnpike Commission	5.25	12/01/2044	11,368
3,000	Turnpike Commission	5.00	12/01/2046	3,384
4,000	Turnpike Commission	5.00	12/01/2047	4,674
3,200	Washington County IDA (PRE)	5.00	11/01/2036	3,390
				94,253

Puerto Rico (0.1%)

2,000	Industrial, Tourist, Educational, Medical,
	Environmental Control Facilities Financing
	Auth.	5.38	4/01/2042	1,824
	Rhode Island (0.9%)
5,700	EDC (INS)	5.00	7/01/2031	5,707
12,185	EDC (INS)	5.00	7/01/2036	12,204
2,000	Health and Educational Building Corp. (PRE)	6.00	9/01/2033	2,432
235	Housing and Mortgage Finance Corp.	6.85	10/01/2024	236
				20,579
				10,432

11 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

South Carolina (0.4%)

$2,250	Greenwood County (PRE)	5.38%	10/01/2039	$2,394
7,000	Public Service Auth.	5.25	12/01/2055	8,038

South Dakota (0.4%)

500	Educational Enhancement Funding Corp.	5.00	6/01/2027	553
2,500	Health and Educational Facilities Auth.	5.25	11/01/2029	2,650
3,000	Health and Educational Facilities Auth. (PRE)	5.25	7/01/2038	3,056
4,000	Health and Educational Facilities Auth.	5.00	7/01/2042	4,334
				10,593

Tennessee (0.5%)

3,095	Jackson (PRE)	5.50	4/01/2033	3,126
1,145	Jackson	5.50	4/01/2033	1,157
2,000	Johnson City Health and Educational Facilities
	Board	5.00	8/15/2042	2,154
1,500	Metropolitan Government of Nashville and
	Davidson County Health and Educational
	Facilities Board	5.00	10/01/2045	1,681
4,000	Metropolitan Government of Nashville and
	Davidson County Health and Educational
	Facilities Board	5.00	7/01/2046	4,545
				12,663

Texas (14.7%)

3,000	Arlington Higher Education Finance Corp.
	(NBGA)	5.00	2/15/2046	3,464
10,365	Bell County Health Facilities Dev. Corp. (ETM)	6.50	7/01/2019	10,838
1,240	Bexar County Health Facilities Dev. Corp.	5.00	7/01/2033	1,241
1,465	Bexar County Health Facilities Dev. Corp.	5.00	7/01/2037	1,466
8,450	Bexar County Health Facilities Dev. Corp.	4.00	7/15/2045	8,450
6,000	Central Texas Regional Mobility Auth. (PRE)	5.75	1/01/2031	6,708
5,000	Central Texas Regional Mobility Auth.	4.00	1/01/2041	5,124
2,500	Central Texas Regional Mobility Auth.	5.00	1/01/2042	2,741
3,500	Central Texas Regional Mobility Auth.	5.00	1/01/2045	3,954
1,000	Clifton Higher Education Finance Corp.	6.00	8/15/2033	1,162
4,250	Clifton Higher Education Finance Corp. (NBGA)	5.00	8/15/2039	4,828
2,750	Clifton Higher Education Finance Corp.	6.00	8/15/2043	3,199
5,900	Corpus Christi Utility System	4.00	7/15/2039	6,295
4,000	Dallas/Fort Worth International Airport	5.00	11/01/2034	4,326
9,000	Fort Worth	6.00	3/01/2029	9,459
8,085	Fort Worth (PRE)	6.25	3/01/2033	8,526
1,275	Harris County	4.75	10/01/2031	1,276
4,000	Harris County Cultural Education Facilities
	Finance Corp.	5.25	10/01/2029	4,267
6,100	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2038	6,532
1,500	Harris County Health Facilities Dev. Corp.
	(PRE)	7.25	12/01/2035	1,576
15,000	Harris County Hospital District	4.00	2/15/2042	15,682
7,000	Harris County IDC (PRE)	5.00	2/01/2023	7,404
3,715	Houston	5.00	9/01/2040	4,204
12,500	Houston Airport System	5.50	7/01/2034	12,736
10,000	Houston Higher Education Finance Corp.	5.00	9/01/2042	10,955
2,390	Irving	5.00	8/15/2043	2,420
6,000	Karnes County Hospital District	5.00	2/01/2044	6,387
1,900	Kerrville Health Facilities Dev. Corp.	5.00	8/15/2035	2,111
3,000	Laredo CCD (INS) (PRE)	5.25	8/01/2035	3,266
700	Laredo Waterworks and Sewer System	4.00	3/01/2041	745
5,300	Matagorda County	6.30	11/01/2029	5,743
9,615	Matagorda County	4.00	6/01/2030	10,186

Portfolio of Investments | 12

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$6,000	Matagorda County	4.00%	6/01/2030	$6,356
6,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2047	4,920
1,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2047	1,069
1,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2047	1,037
1,250	New Hope Cultural Education Facilities Finance
	Corp.	5.00	4/01/2048	1,315
5,000	North Fort Bend Water Auth.	5.00	12/15/2036	5,471
2,630	North Texas Tollway Auth. (PRE)	5.63	1/01/2028	2,630
370	North Texas Tollway Auth.	5.63	1/01/2028	370
2,280	North Texas Tollway Auth. (PRE)	5.63	1/01/2033	2,280
10,385	North Texas Tollway Auth. (PRE)	5.63	1/01/2033	10,385
2,105	North Texas Tollway Auth. (PRE)	5.63	1/01/2033	2,105
2,770	North Texas Tollway Auth. (PRE)	5.63	1/01/2033	2,770
615	North Texas Tollway Auth.	5.63	1/01/2033	615
1,845	North Texas Tollway Auth.	5.63	1/01/2033	1,845
15,000	North Texas Tollway Auth. (PRE)	5.75	1/01/2033	15,000
3,000	North Texas Tollway Auth. (PRE)	7.55 (b)	9/01/2037	1,314
6,245	North Texas Tollway Auth. (PRE)	5.75	1/01/2040	6,245
4,720	North Texas Tollway Auth. (PRE)	5.75	1/01/2040	4,720
1,535	North Texas Tollway Auth.	5.75	1/01/2040	1,535
5,000	North Texas Tollway Auth.	5.00	1/01/2045	5,708
5,000	North Texas Tollway Auth.	5.00	1/01/2048	5,800
2,000	Red River Education Finance Corp.	4.00	6/01/2041	2,029
3,000	Red River Education Finance Corp.	5.50	10/01/2046	3,369
6,315	Tarrant County Cultural Education Facilities
	Finance Corp.	5.63	11/15/2027	6,317
3,600	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2036	3,806
4,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.75	11/15/2037	3,990
4,500	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2045	4,699
1,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2046	1,128
7,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2046	7,817
2,500	Tarrant County Cultural Education Facilities
	Finance Corp.	6.75	11/15/2047	2,814
4,000	Tarrant County Cultural Education Facilities
	Finance Corp.	6.75	11/15/2052	4,486
3,850	Transportation Commission	5.00	8/15/2041	4,256
6,500	Transportation Commission	5.00	8/15/2042	7,266
18,530	Turnpike Auth. (INS)	5.25 (b)	8/15/2030	13,063
22,000	Tyler Health Facilities Dev. Corp.	5.25	11/01/2032	22,000
1,000	Uptown Dev. Auth. (PRE)	5.50	9/01/2029	1,063
1,645	Uptown Dev. Auth.	5.00	9/01/2039	1,849
4,770	Wood County Central Hospital District	6.00	11/01/2041	5,017
				355,730
	Vermont (0.1%)
3,000	Educational and Health Buildings Financing
	Agency	5.00	10/15/2046	3,295
	Virginia (1.4%)
5,000	Alexandria IDA	5.00	10/01/2050	5,562
11,280	College Building Auth.	5.00	6/01/2026	11,286
5,000	College Building Auth.	5.00	6/01/2029	5,001
1,437	Farms of New Kent Community Dev. Auth. (d),
	(g), (h)	5.13	3/01/2036	503

13 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$8,665 Farms of New Kent Community Dev. Auth. (d),

	(g), (h)	5.45%	3/01/2036	$3,033
2,000	Farms of New Kent Community Dev. Auth. (d),
	(g), (h)	5.80	3/01/2036	700
3,693	Lewistown Commerce Center Community Dev.
	Auth.	6.05	3/01/2044	3,595
1,782	Lewistown Commerce Center Community Dev.
	Auth.	6.05	3/01/2044	1,742
5,697	Lewistown Commerce Center Community Dev.
	Auth. (d)	6.05	3/01/2054	1,040
1,244	Watkins Centre Community Dev. Auth.	5.40	3/01/2020	1,245
				33,707

Washington (0.5%)

2,500	Health Care Facilities Auth. (INS) (PRE)	6.00	8/15/2039	2,674
5,500	Health Care Facilities Auth.	4.00	7/01/2042	5,669
3,055	Housing Finance Commission	5.00	1/01/2043	3,367
				11,710

West Virginia (0.1%)

2,000 EDA5.38 12/01/20382,176

Wisconsin (0.9%)

5,000	Health & Educational Facilities Auth.	5.75	11/15/2030	5,287
2,500	Health & Educational Facilities Auth. (PRE)	5.38	8/15/2037	2,691
1,000	Health & Educational Facilities Auth.	5.00	9/15/2045	1,061
7,800	Kaukauna (INS)	5.00	12/15/2035	8,664
2,200	Public Finance Auth. (a)	5.25	5/15/2042	2,411
1,000	Public Finance Auth.	5.00	7/01/2047	1,053
1,000	Public Finance Auth.	5.00	7/01/2052	1,047
				22,214

Wyoming (0.5%)

2,360	Municipal Power Agency (PRE)	5.50	1/01/2033	2,360
2,300	Municipal Power Agency (PRE)	5.50	1/01/2038	2,300
6,000	Sweetwater County	5.25	7/15/2026	6,342
				11,002
	Total Fixed-Rate Instruments (cost: $2,060,374)			2,144,868

PUT BONDS (0.7%)

Arizona (0.2%)

5,000	Health Facilities Auth., MUNIPSA + 1.85%	3.56 (f)	2/01/2048	5,162
	Florida (0.2%)
4,000	Putnam County Dev. Auth. (INS)	5.35	3/15/2042	4,050
	Louisiana (0.3%)
6,750	St. Charles Parish	4.00	12/01/2040	7,223
	Total Put Bonds (cost: $15,750)			16,435

ADJUSTABLE-RATE NOTES (0.8%)

New Jersey (0.8%)

20,000 EDA, MUNIPSA + 1.6% (cost: $20,000)	3.31 (f)	3/01/2028	19,699

Portfolio of Investments | 14

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (8.5%)

California (0.3%)

$900	Antioch Unified School District (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.76%(e)	8/01/2047	$900
6,465	Sacramento City Financing Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.81(e)	12/01/2033	6,465
				7,365

Florida (0.2%)

3,400 Escambia County	1.85 (e)	4/01/2039	3,400

Georgia (1.5%)

1,000	Appling County Dev. Auth.	1.84 (e)	9/01/2041	1,000
14,800	Burke County Dev. Auth.	1.84 (e)	10/01/2032	14,800
10,080	Floyd County Dev. Auth.	1.84 (e)	9/01/2026	10,080
3,300	Heard County Dev. Auth.	1.86 (e)	9/01/2026	3,300
7,550	Monroe County Dev. Auth.	1.84 (e)	11/01/2048	7,550
				36,730

Illinois (2.7%)

10,000	Chicago Board of Education (INS) (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	2.04 (e)	12/01/2039	10,000
5,000	Chicago Board of Education (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	2.04 (e)	12/01/2039	5,000
13,040	Chicago Board of Education (LIQ) (LOC -
	Barclays Bank PLC) (a)	1.89 (e)	4/01/2046	13,040
10,000	Metropolitan Pier & Exposition Auth. (LIQ) (LOC
	- Deutsche Bank A.G.) (a)	2.04 (e)	6/15/2050	10,000
11,410	State (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.96 (e)	7/01/2031	11,410
16,500	State (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.96 (e)	3/01/2033	16,500
				65,950

Kentucky (0.9%)

20,325 Economic Dev. Finance Auth.	1.60 (e)	5/01/2034	20,325

Pennsylvania (0.2%)

5,335 Bucks County Water and Sewer Auth. (INS)
(LIQ) (a)	1.89 (e)	12/01/2019	5,335

Rhode Island (0.2%)

5,390 Health and Educational Building Corp. (LOC -
Citizens Financial Group)	1.93 (e)	6/01/2035	5,390

Texas (2.5%)

4,500	Port of Port Arthur Navigation District	1.83 (e)	4/01/2040	4,500
23,075	Port of Port Arthur Navigation District	1.83 (e)	4/01/2040	23,075
600	Port of Port Arthur Navigation District	1.83 (e)	4/01/2040	600
31,050	Port of Port Arthur Navigation District	1.83 (e)	11/01/2040	31,050
				59,225
	Total Variable-Rate Demand Notes (cost: $203,720)			203,720

15 | USAA Tax Exempt Long-Term Fund

Total Investments (cost: $2,299,844)$ 2,384,722

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Fixed-Rate Instruments	$	— $	2,140,632	$4,236	$2,144,868
Put Bonds		—	16,435	—	16,435
Adjustable-Rate Notes		—	19,699	—	19,699
Variable-Rate Demand Notes		—	203,720	—	203,720
Total	$	— $	2,380,486	$4,236	$2,384,722

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Fixed Rate Instrument
Balance as of March 31, 2017	$3,024
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of	1,212
investments

Balance as of December 31, 2017	$4,236

For the period of April 1, 2017, through December 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 16

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Tax Exempt Long-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however,

17 | USAA Tax Exempt Long-Term Fund

to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

Notes to Portfolio of Investments | 18

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,412,192,000 at December 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the new impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

F.New Accounting Pronouncement – In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of purchased callable debt securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

19 | USAA Tax Exempt Long-Term Fund

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(d)Security deemed illiquid by the Manager, under liquidity guidelines approved by the the Board. The aggregate market value of these securities at December 31, 2017, was $6,977,000, which represented 0.3% of the Fund's net assets.

(e)Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

(f)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2017.

(g)Security was fair valued at Level 3

(h)At December 31, 2017, the issuer was in default with respect to interest and/or principal payments.

(i)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(j)Up to 6.05% of the coupon may be PIK

Notes to Portfolio of Investments | 20

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TAX EXEMPT MONEY MARKET FUND

DECEMBER 31, 2017

(Form N-Q)

48461 -0218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
EDA	Economic Development Authority
EDC	Economic Development Corp.
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
MTA	Metropolitan Transportation Authority

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the USAA Mutual Funds Trust's Board of Trustees (the Board), must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Deutsche Bank A.G., JPMorgan Chase & Co., Royal Bank of Canada.

1 | USAA Tax Exempt Money Market Fund

(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from one of the following: Montana Board of Investments Intercap Program or National
Rural Utility Corp.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Money Market Fund

December 31, 2017 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

VARIABLE-RATE DEMAND NOTES (79.5%)

Alabama (5.7%)

$10,000	Columbia IDB	1.75%(b)	12/01/2037	$10,000
860	Huntsville Educational Building Auth. (LOC -
	BB&T Corp.)	1.85 (b)	12/01/2022	860
25,000	Mobile County IDA (LOC - Swedbank AB)	1.85 (b)	7/01/2040	25,000
30,000	Mobile IDB	1.75 (b)	6/01/2034	30,000
32,500	Tuscaloosa County Port Auth. (LOC - PNC
	Financial Services Group)	1.78 (b)	12/01/2031	32,500
5,190	West Jefferson IDB	1.79 (b)	6/01/2028	5,190
				103,550
	Arkansas (0.3%)
5,175	Texarkana (LOC - PNC Financial Services
	Group)	1.86 (b)	3/01/2021	5,175
	California (5.4%)
3,700	Alameda County IDA (LOC - BNP Paribas)	1.82 (b)	12/01/2040	3,700
3,925	Alameda County IDA (LOC - Comerica Ban
	N.A.)	1.85 (b)	12/01/2040	3,925
7,000	Antioch Unified School District (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.76 (b)	8/01/2047	7,000
10,000	Enterprise Dev. Auth. (LOC - Federal Home
	Loan Bank of San Francisco) (a)	1.76 (b)	12/01/2042	10,000
4,765	Infrastructure and Economic Dev. Bank (LOC -
	Federal Home Loan Bank of San
	Francisco) (a)	1.74 (b)	12/01/2040	4,765
5,985	Los Angeles (LOC - U.S. Bancorp)	1.41 (b)	8/01/2035	5,985
3,200	Pollution Control Financing Auth. (LOC - BNP
	Paribas)	1.85 (b)	11/01/2019	3,200
1,120	Pollution Control Financing Auth. (LOC -
	Comerica Bank N.A.)	1.85 (b)	12/01/2030	1,120
11,300	Sacramento City Financing Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.81 (b)	12/01/2033	11,300
5,850	San Diego County (LOC - Comerica Bank N.A.)	1.75 (b)	1/01/2023	5,850
4,805	Statewide Communities Dev. Auth. (LIQ) (a)	1.91 (b)	10/01/2020	4,805
7,845	Statewide Communities Dev. Auth. (LOC -
	Comerica Bank N.A.)	1.75 (b)	12/01/2024	7,845
19,725	Statewide Communities Dev. Auth. (LOC -
	Federal Home Loan Bank of Des Moines)
	(LOC - Federal Home Loan Bank of San
	Fransisco.	1.75 (b)	3/01/2057	19,725
8,860	Statewide Communities Dev. Auth. (LOC -
	Comerica Bank N.A.)	1.78 (b)	3/01/2057	8,860
				98,080

3 | USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Colorado (0.5%)
$8,700	Sheridan County (LOC - JP Morgan Chase &
	Co.)	1.77% (b)	12/01/2029	$8,700
	Connecticut (0.3%)
5,000	Health and Educational Facilities Auth. (LOC -
	Bank of America Corp.)	1.73 (b)	7/01/2030	5,000
	District of Columbia (1.2%)
1,500	District of Columbia (LOC - Bank of America
	Corp.)	1.86 (b)	7/01/2022	1,500
6,300	District of Columbia (LOC - SunTrust Bank)	1.78 (b)	10/01/2037	6,300
13,400	Metropolitan Washington Airports Auth. (LOC -
	Sumitomo Mitsui Banking Corp.)	1.75 (b)	10/01/2039	13,400
				21,200
	Florida (5.2%)
4,000	Dade County IDA	1.80 (b)	4/01/2020	4,000
14,150	Dade County IDA	1.82 (b)	6/01/2021	14,150
20,200	Escambia County	1.85 (b)	4/01/2039	20,200
15,285	Grove Resort Community Development District
	(LIQ) (LOC - Deutsche Bank A.G.) (a)	2.01 (b)	4/15/2022	15,285
15,700	Jacksonville	1.80 (b)	5/01/2029	15,700
2,360	Lee County IDA (LOC - Fifth Third Bank)	1.87 (b)	6/01/2025	2,360
9,900	Martin County	1.93 (b)	7/15/2022	9,900
13,325	St. Lucie County	1.78 (b)	9/01/2028	13,325
				94,920
	Georgia (0.8%)
1,950	Cobb County Dev. Auth. (LOC - Federal Home
	Loan Bank of Atlanta)	1.85 (b)	2/01/2030	1,950
12,600	Roswell Housing Auth. (LOC - Northern Trust
	Corp.)	1.72 (b)	9/01/2027	12,600
				14,550
	Illinois (5.1%)
2,880	Dev. Finance Auth. (LOC - Bank of America
	Corp.)	1.75 (b)	9/01/2032	2,880
16,000	Dev. Finance Auth. (LOC - Fifth Third Bank)	1.86 (b)	2/01/2033	16,000
1,570	Educational Facilities Auth. (LOC - Fifth Third
	Bank)	1.85 (b)	7/01/2024	1,570
3,490	Educational Facilities Auth. (LOC - Huntington
	National Bank)	1.91 (b)	10/01/2032	3,490
5,310	Finance Auth. (LOC - Northern Trust Corp.)	1.83 (b)	4/01/2033	5,310
9,900	Finance Auth. (LOC - Huntington National Bank)	1.91 (b)	10/01/2033	9,900
8,600	Finance Auth. (LOC - Key Bank N.A.)	1.72 (b)	11/01/2039	8,600
10,900	Galesburg Revenue (LOC - PNC Financial
	Services Group)	1.73 (b)	3/01/2031	10,900
11,900	Kane County (LOC - Fifth Third Bank)	1.86 (b)	2/01/2028	11,900
22,490	Metropolitan Pier & Exposition Auth. (LIQ) (LOC
	- Deutsche Bank A.G.) (a)	2.04 (b)	6/15/2050	22,490
				93,040
	Indiana (1.1%)
5,225	Berne (LOC - Federal Home Loan Bank of
	Indianapolis)	1.75 (b)	10/01/2033	5,225
3,505	Evansville (LOC - Fifth Third Bank)	1.85 (b)	1/01/2025	3,505
8,585	Finance Auth. (LOC - Federal Home Loan Bank
	of Indianapolis)	1.77 (b)	7/01/2029	8,585

Portfolio of Investments | 4

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$1,000	Finance Auth. (LOC - Fifth Third Bank)	1.87% (b)	9/01/2031	$1,000
2,095	Finance Auth. (LOC - PNC Financial Services
	Group)	1.86 (b)	6/01/2037	2,095
				20,410
	Iowa (6.3%)
6,850	Chillicothe	1.77 (b)	1/01/2023	6,850
12,750	Council Bluffs	1.77 (b)	1/01/2025	12,750
9,600	Finance Auth	1.74 (b)	6/01/2039	9,600
41,763	Finance Auth.	1.74 (b)	9/01/2036	41,763
7,150	Finance Auth.	1.90 (b)	9/01/2036	7,150
31,300	Louisa County	1.75 (b)	10/01/2024	31,300
5,500	Urbandale (LOC - Wells Fargo & Co.)	1.79 (b)	11/01/2020	5,500
				114,913
	Kentucky (1.2%)
11,170	Georgetown (LOC - Fifth Third Bank)	1.85 (b)	11/15/2029	11,170
2,295	Lexington-Fayette Urban County (LOC - Federal
	Home Loan Bank of Cincinnati)	1.96 (b)	12/01/2027	2,295
8,430	Lexington-Fayette Urban County (LOC - Fifth
	Third Bank)	1.85 (b)	1/01/2033	8,430
				21,895
	Louisiana (1.7%)
7,500	Environmental Facilities and Community Dev.
	Auth.	1.80 (b)	12/01/2030	7,500
1,470	Hammond Area Economic and Industrial Dev.
	District (LOC - Federal Home Loan Bank
	of Dallas)	1.85 (b)	3/01/2033	1,470
5,280	New Orleans (LOC - Capital One N.A.)	1.94 (b)	8/01/2024	5,280
135	Public Facilities Auth. (LOC - Capital One
	N.A.)	1.98 (b)	7/01/2023	135
11,000	St. James Parish	1.78 (b)	11/01/2040	11,000
6,010	St. Tammany Parish Dev. District (LOC -
	Federal Home Loan Bank of Dallas)	1.85 (b)	3/01/2033	6,010
				31,395
	Maryland (0.5%)
9,120	Williamsport (LOC - Manufacturers & Traders
	Trust Co.)	1.76 (b)	11/01/2037	9,120
	Michigan (1.7%)
1,300	Finance Auth. (LOC - Fifth Third Bank)	1.56 (b)	12/01/2032	1,300
4,500	Finance Auth. (LOC - Fifth Third Bank)	1.56 (b)	12/01/2032	4,500
8,820	Higher Educational Facilities Auth. (LOC -
	Comerica Bank N.A.)	1.82 (b)	11/01/2036	8,820
10,000	Oakland County EDC (LOC - Fifth Third Bank)	1.86 (b)	3/01/2029	10,000
2,715	Strategic Fund (LOC - Fifth Third Bank)	1.86 (b)	8/01/2023	2,715
845	Strategic Fund (LOC - Fifth Third Bank)	1.86 (b)	10/01/2027	845
1,880	Strategic Fund (LOC - Fifth Third Bank)	1.87 (b)	4/01/2035	1,880
				30,060
	Minnesota (0.4%)
1,815	Canby Community Hospital District No.1	2.09 (b)	11/01/2026	1,815
4,430	New Ulm (LOC - Federal Home Loan Bank of
	Chicago)	1.82 (b)	10/01/2040	4,430
				6,245

5 | USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Mississippi (0.2%)
$4,240	Business Finance Corp. (LOC - Federal Home
	Loan Bank of Dallas)	1.85% (b)	3/01/2033	$4,240
	Missouri (1.2%)
1,050	Health and Educational Facilities Auth. (LOC -
	Fifth Third Bank)	1.86 (b)	11/01/2020	1,050
20,000	Jackson County IDA (LOC - Commerce Bank
	N.A.)	1.75 (b)	7/01/2025	20,000
				21,050
	Nebraska (1.1%)
10,000	Central Plains Energy Project (LIQ) (LOC -
	Royal Bank of Canada) (a)	1.77 (b)	3/01/2020	10,000
10,000	Washington County	1.74 (b)	12/01/2040	10,000
				20,000
	Nevada (1.3%)
24,150	Clark County EDA (LOC - Bank of America
	Corp.)	2.91 (b)	12/01/2041	24,150
	New Hampshire (2.3%)
34,990	Business Finance (LOC - Landesbank Hessen-
	Thuringen)	1.77 (b)	9/01/2030	34,990
7,080	Health and Educational Facilities Auth. (LOC -
	Citizens Financial Group)	1.89 (b)	10/01/2030	7,080
				42,070
	New Jersey (1.3%)
2,945	EDA (LOC - Bank of America Corp.)	1.72 (b)	11/01/2027	2,945
20,000	Tax & Revenue (LIQ) (LOC - Royal Bank of
	Canada) (a)	1.76 (b)	6/28/2018	20,000
				22,945
	New Mexico (0.3%)
5,000	Hospital Equipment Loan Council (LOC - Fifth
	Third Bank)	1.88 (b)	7/01/2025	5,000
	New York (11.1%)
14,310	Amherst IDA (LOC - Manufacturers & Traders
	Trust Co.)	1.76 (b)	10/01/2031	14,310
5,840	Build NYC Resource Corp. (LOC - Toronto-
	Dominion Bank)	1.81 (b)	12/01/2045	5,840
2,085	Chautauqua County IDA (LOC - Citizens
	Financial Group)	1.80 (b)	8/01/2027	2,085
32,510	Dormitory Auth. (LOC - Citizens Financial
	Group)	1.90 (b)	6/01/2038	32,510
740	Erie County IDA (LOC - Key Bank N.A.)	1.81 (b)	6/01/2022	740
1,140	Erie County IDA (LOC - Key Bank N.A.)	1.81 (b)	6/01/2022	1,140
3,420	Guilderland IDA (LOC - Key Bank N.A.)	1.81 (b)	7/01/2032	3,420
22,400	Hudson Yards Infrastructure Corp. (LIQ) (LOC -
	Royal Bank of Canada) (a)	1.76 (b)	2/15/2019	22,400
15,000	Liberty Development Corp. (LIQ) (LOC - Royal
	Bank of Canada) (a)	1.76 (b)	11/15/2019	15,000
2,250	Monroe County IDA (LOC - Manufacturers &
	Traders Trust Co.)	1.76 (b)	12/01/2034	2,250
4,675	MTA (LOC - BNP Paribas)	1.74 (b)	11/15/2045	4,675
7,500	New York City (LOC - Manufacturers & Traders
	Trust Co.)	1.83 (b)	12/01/2040	7,500

Portfolio of Investments | 6

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$705	New York City IDA (LOC - Toronto-Dominion
	Bank)	1.81% (b)	12/01/2027	$705
2,760	New York City IDA (LOC - JP Morgan Chase &
	Co.)	1.81 (b)	12/01/2034	2,760
27,595	New York City IDA (LOC - Key Bank N.A.)	1.75 (b)	7/01/2038	27,595
625	Niagara County IDA (LOC - Key Bank N.A.)	1.81 (b)	9/01/2021	625
4,060	Oneida County IDA (LOC - Citizens Financial
	Group)	1.73 (b)	7/01/2037	4,060
6,290	Onondaga County IDA (LOC - Manufacturers &
	Traders Trust Co.)	1.76 (b)	12/01/2031	6,290
9,000	Ontario County IDA (LOC - Key Bank N.A.)	1.76 (b)	7/01/2030	9,000
10,045	Ramapo Housing Auth. (LOC - Manufacturers &
	Traders Trust Co.)	1.81 (b)	12/01/2029	10,045
1,600	Seneca County IDA (LOC - Key Bank N.A.)	1.81 (b)	4/01/2020	1,600
2,055	St. Lawrence County (LOC - Citizens Financial
	Group)	1.90 (b)	7/01/2037	2,055
3,345	Syracuse IDA (LOC - Key Bank N.A.)	1.81 (b)	1/01/2033	3,345
22,000	Triborough Bridge and Tunnel Auth. (LOC -
	State Street Bank and Trust Co.)	1.65 (b)	1/01/2032	22,000
				201,950
	Ohio (1.4%)
2,525	Akron Metropolitan Housing Auth. (LOC -
	Huntington National Bank)	1.88 (b)	4/01/2018	2,525
2,500	Cincinnati and Hamilton County (LOC - Fifth
	Third Bank)	1.85 (b)	9/01/2025	2,500
3,350	Hamilton County (LOC - Fifth Third Bank)	1.85 (b)	12/01/2024	3,350
1,240	Highland County (LOC - Fifth Third Bank)	1.87 (b)	8/01/2024	1,240
2,695	Loraine Port Auth. (LOC - Key Bank N.A.)	1.89 (b)	7/01/2028	2,695
10,515	Pike County Health Care Facilities (LOC - Bank
	of America Corp.)	1.76 (b)	11/01/2033	10,515
1,830	Pike County Health Care Facilities (LOC - Bank
	of America Corp.)	1.76 (b)	11/01/2033	1,830
1,345	Wayne County (LOC - Fifth Third Bank)	1.86 (b)	9/01/2021	1,345
				26,000
	Oklahoma (3.8%)
6,230	Edmond EDA (LOC - Bank of Oklahoma N.A.)	1.86 (b)	6/01/2031	6,230
28,700	Garfield County Industrial Auth.	1.86 (b)	1/01/2025	28,700
26,000	Muskogee Industrial Trust	1.80 (b)	6/01/2027	26,000
8,165	Tulsa Industrial Auth. (LOC - Bank of Oklahoma
	N.A.)	1.86 (b)	11/01/2026	8,165
				69,095
	Pennsylvania (1.8%)
21,000	Allegheny County Hospital Dev. Auth. (LIQ)
	(LOC - Royal Bank of Canada) (a)	1.80 (b)	4/01/2022	21,000
11,255	Bucks County IDA (LOC - PNC Financial
	Services Group)	1.72 (b)	7/01/2039	11,255
				32,255
	Rhode Island (0.2%)
4,120	EDC (LOC - Citizens Financial Group)	1.81 (b)	3/01/2038	4,120
	South Dakota (0.7%)
5,975	Health and Educational Facilities Auth.	2.09 (b)	11/01/2020	5,975
2,250	Health and Educational Facilities Auth.	2.09 (b)	11/01/2025	2,250
4,610	Health and Educational Facilities Auth.	2.09 (b)	11/01/2027	4,610
				12,835

7 | USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Tennessee (1.4%)
$15,000	Chattanooga Health, Educational and Housing
	Facilities Board (LIQ) (LOC - Deutsche
	Bank A.G.) (a)	1.89% (b)	1/01/2045	$15,000
10,245	Metropolitan Government of Nashville and
	Davidson County (LOC - Fifth Third Bank)	1.85 (b)	12/01/2024	10,245
				25,245
	Texas (7.1%)
32,200	Atascosa County IDC (NBGA)	1.71 (b)	6/30/2020	32,200
7,200	Brazos Harbor IDC	1.80 (b)	7/01/2022	7,200
23,700	Brooks Dev. Auth. (LIQ) (LOC - Deutsche Bank
	A.G.) (a)	2.01 (b)	8/15/2052	23,700
16,000	Port Arthur	1.78 (b)	12/01/2040	16,000
25,000	Port Arthur	1.78 (b)	6/01/2041	25,000
13,200	Port of Port Arthur Navigation District	1.83 (b)	4/01/2040	13,200
11,000	Port of Port Arthur Navigation District	1.83 (b)	11/01/2040	11,000
				128,300
	Virginia (3.8%)
1,355	Alexandria IDA (LOC - Bank of America Corp.)	1.75 (b)	7/01/2026	1,355
1,400	Fairfax County EDA (LOC - SunTrust Bank)	1.78 (b)	6/01/2037	1,400
3,665	Fairfax County IDA	1.70 (b)	5/15/2042	3,665
2,190	Fauquier County IDA (LOC - PNC Financial
	Services Group)	1.74 (b)	4/01/2038	2,190
7,000	Loudoun County IDA (LOC - Northern Trust
	Corp.)	1.75 (b)	6/01/2034	7,000
18,800	Loudoun County IDA	1.80 (b)	2/15/2038	18,800
1,225	Loudoun County IDA	1.80 (b)	2/15/2038	1,225
9,375	Norfolk EDA	1.74 (b)	11/01/2034	9,375
4,770	Norfolk Redevelopment and Housing Auth.
	(LOC - Bank of America Corp.)	1.62 (b)	7/01/2034	4,770
2,640	Roanoke County EDA (LOC - BB&T Corp.)	1.80 (b)	10/01/2028	2,640
6,775	Transportation Board (LIQ) (a)	1.75 (b)	5/15/2020	6,775
5,915	Univ. of Virginia (LIQ) (a)	1.74 (b)	6/01/2032	5,915
2,800	Virginia College Building Auth. (LIQ) (a)	1.74 (b)	2/01/2021	2,800
				67,910
	Washington (0.5%)
9,475	Higher Education Facilities Auth.	1.75 (b)	10/01/2031	9,475
	West Virginia (1.9%)
25,335	Hospital Finance Auth. (LOC - Fifth Third Bank)	1.82 (b)	10/01/2033	25,335
9,630	Marshall County	1.67 (b)	3/01/2026	9,630
				34,965
	Wisconsin (0.0%)
540	Health and Educational Facilities Auth. (LOC -
	JP Morgan Chase & Co.)	1.71 (b)	5/01/2026	540
	Wyoming (0.7%)
12,000	Gillette	1.82 (b)	1/01/2018	12,000
	Total Variable-Rate Demand Notes (cost: $1,442,398)			1,442,398

Portfolio of Investments | 8

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

PUT BONDS (1.4%)

Montana (1.4%)

$5,000	Board of Investments (NBGA)	1.20%	3/01/2025	$5,000
10,100	Board of Investments (NBGA)	1.20	3/01/2028	10,100
10,000	Board of Investments (NBGA)	1.20	3/01/2029	10,000
				25,100
	Total Put Bonds (cost: $25,100)			25,100

FIXED-RATE INSTRUMENTS (18.8%)

California (3.5%)

17,000	San Diego County Water Auth.	0.97	1/04/2018	17,000
26,900	San Diego County Water Auth.	1.08	2/07/2018	26,900
20,000	Statewide Communities Dev. Auth.	1.02	2/07/2018	20,000
				63,900
	Connecticut (0.3%)
5,300	New Haven	2.50	5/15/2018	5,322
	Maryland (0.8%)
15,000	Health & Higher Educational Facilities Auth.	0.96	1/04/2018	15,000
	New York (9.3%)
8,146	Adirondack CSD	2.00	7/19/2018	8,179
13,759	Bath CSD	2.00	6/22/2018	13,810
1,405	Berlin CSD	2.00	6/27/2018	1,409
9,411	Cambridge CSD	2.00	6/29/2018	9,444
10,500	Chenango Valley CSD	2.00	6/29/2018	10,539
6,000	Cortland CSD	2.00	6/22/2018	6,020
11,889	Dunkirk CSD	2.00	6/27/2018	11,929
7,830	East Bloomfield CSD	2.00	7/06/2018	7,859
10,000	Geneva CSD	2.00	7/13/2018	10,038
9,990	Herkimer CSD	2.00	6/29/2018	10,024
12,250	Hudson CSD	2.00	6/28/2018	12,284
10,060	Mechanicville CSD	2.00	6/22/2018	10,100
4,469	Moravia CSD	2.00	6/29/2018	4,484
4,040	Mount Markham CSD	2.00	6/28/2018	4,055
6,000	Newark Valley CSD	2.00	6/29/2018	6,020
4,255	Pavilion CSD	2.00	6/22/2018	4,271
10,000	Salmon River CSD	2.00	6/29/2018	10,032
6,000	Spencerport CSD	2.00	6/28/2018	6,022
4,000	Troy CSD	2.00	6/13/2018	4,013
10,719	Union Endicott CSD	2.00	6/29/2018	10,762
8,209	Wallkill CSD	2.50	6/29/2018	8,260
				169,554
	Texas (4.5%)
5,000	Dallas Area Rapid Transit	0.97	1/04/2018	5,000
10,000	Dallas Area Rapid Transit	1.00	1/09/2018	10,000
8,400	Dallas Area Rapid Transit	1.08	3/05/2018	8,400
22,500	Dallas Area Rapid Transit	1.10	3/05/2018	22,500
10,000	Houston (LOC – Citigroup Inc.)	0.98	1/17/2018	10,000
25,000	State	4.00	8/30/2018	25,451
				81,351

9 | USAA Tax Exempt Money Market Fund

Principal
Amount				Coupon		Final	Value
(000)	Security			Rate		Maturity	(000)
	Virginia (0.4%)
$7,030	Stafford County & Staunton IDA (LOC - Bank of
	America Corp.)			1.10%		1/04/2018	$7,030
	Total Fixed-Rate Instruments (cost: $		342,157)				342,157
	Total Investments (cost: $1,809,655)						$1,809,655
($ in 000s)			VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2		LEVEL 3	Total
Variable-Rate Demand Notes		$	— $	1,442,398	$	— $	1,442,398
Put Bonds			—	25,100		—	25,100
Fixed-Rate Instruments			—	342,157		—	342,157
Total		$	— $	1,809,655	$	— $	1,809,655

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Tax Exempt Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

11 | USAA Tax Exempt Money Market Fund

2.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,814,408,000 at December 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

Notes to Portfolio of Investments | 12

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

F.New Accounting Pronouncement – In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of purchased callable debt securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018.

The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Variable-rate demand notes – interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

13 | USAA Tax Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TAX EXEMPT SHORT-TERM FUND

DECEMBER 31, 2017

(Form N-Q)

48458 -0218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
ISD	Independent School District
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
USD	U.S. Dollar

1 | USAA Tax Exempt Short-Term Fund

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: Assured
Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual
Assurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Bank of America Corp., Barclays Bank plc, Citigroup, Inc., Deutsche Bank
A.G., Federal Home Loan Bank, JPMorgan Chase & Co., or Wells Fargo &
Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Georgia-
Pacific LLC or Texas Permanent School Fund.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Short-Term Fund

December 31, 2017 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (44.4%)

Alaska (1.0%)

$15,000	IDA	3.50%	12/01/2020	$15,253
	Arizona (0.1%)
1,000	Yavapai County IDA	5.00	8/01/2019	1,047
1,105	Yavapai County IDA	5.00	8/01/2020	1,186
				2,233
	California (0.7%)
500	Anaheim Public Financing Auth.	5.00	5/01/2022	568
250	Anaheim Public Financing Auth.	5.00	5/01/2024	297
1,125	Irvine	5.00	9/02/2021	1,241
500	Los Angeles County	5.00	3/01/2021	550
1,000	Los Angeles County	5.00	9/01/2021	1,116
2,000	Public Works Board	5.00	4/01/2019	2,087
2,700	Public Works Board	5.00	11/01/2019	2,867
1,000	Public Works Board	5.00	4/01/2020	1,073
1,500	Public Works Board	5.00	4/01/2021	1,654
				11,453
	Colorado (0.2%)
1,250	Health Facilities Auth.	4.00	12/01/2019	1,300
275	Southlands Met. District 1	3.00	12/01/2022	275
1,000	Southlands Met. District 1	3.50	12/01/2027	1,001
				2,576
	Connecticut (1.0%)
3,450	Bridgeport	5.00	8/15/2026	3,968
215	City of West Haven	3.00	11/01/2018	216
300	City of West Haven	3.00	11/01/2019	300
2,235	City of West Haven (INS)	5.00	8/01/2020	2,388
800	City of West Haven	4.00	11/01/2021	823
800	City of West Haven	5.00	11/01/2023	870
815	City of West Haven	5.00	11/01/2024	894
650	City of West Haven	5.00	11/01/2027	725
5,000	Harbor Point Improvement District (a)	5.00	4/01/2022	5,458
				15,642
	Florida (2.6%)
4,500	Gulf Breeze	3.10	12/01/2020	4,641
1,385	Higher Educational Facilities Financing Auth.	5.00	4/01/2021	1,514
1,000	Jacksonville	5.00	10/01/2019	1,058
4,580	Jacksonville	5.00	10/01/2020	4,972
3,165	Lee County IDA	4.75	10/01/2022	3,432
1,775	Miami Beach Health Facilities Auth.	5.00	11/15/2019	1,867
1,250	Miami Beach Health Facilities Auth.	5.00	11/15/2020	1,348
7,500	Miami-Dade County IDA	3.75	12/01/2018	7,668

3 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,820	Pinellas County Educational Facilities Auth.	4.00%	10/01/2020	$2,958
1,325	Southeast Overtown / Park West Community
	Redevelopment Agency (a)	5.00	3/01/2020	1,410
1,000	Southeast Overtown / Park West Community
	Redevelopment Agency (a)	5.00	3/01/2023	1,121
8,975	Sunshine State Governmental Financing
	Commission	5.00	9/01/2018	9,184
				41,173
	Georgia (0.7%)
3,415	Private Colleges and Univ. Auth.	5.00	10/01/2018	3,492
1,255	Private Colleges and Univ. Auth.	5.00	10/01/2019	1,317
1,265	Private Colleges and Univ. Auth.	5.00	10/01/2019	1,328
3,770	Private Colleges and Univ. Auth.	5.00	10/01/2020	4,046
				10,183
	Guam (0.5%)
1,500	Government	5.00	12/01/2023	1,697
2,000	Government	5.00	12/01/2024	2,277
860	Government Waterworks Auth.	5.00	7/01/2020	917
1,000	Power Auth. (INS)	5.00	10/01/2019	1,052
1,500	Power Auth. (INS)	5.00	10/01/2020	1,615
				7,558
	Idaho (0.3%)
5,000	Nez Perce County	2.75	10/01/2024	4,994
	Illinois (7.4%)
20,000	Chicago (INS)	3.18 (b)	1/01/2018	20,000
1,720	Chicago Transit Auth.	5.00	6/01/2025	2,000
1,000	Chicago Transit Auth.	5.00	6/01/2026	1,177
4,000	Chicago Water	5.00	11/01/2025	4,747
2,000	Chicago Water	5.00	11/01/2025	2,350
2,500	Chicago Water	4.00	11/01/2026	2,777
1,000	Chicago Water	5.00	11/01/2026	1,189
1,000	Finance Auth.	5.00	7/01/2018	1,015
2,410	Finance Auth.	5.00	8/15/2018	2,459
14,360	Finance Auth. (ETM)	5.00	2/15/2019	14,482
1,000	Finance Auth.	5.00	7/01/2019	1,044
1,420	Finance Auth.	5.00	7/01/2020	1,520
10,000	Finance Auth.	4.00	2/15/2025	10,823
1,235	Madison County School District #7 (INS)	4.00	12/01/2018	1,258
2,085	Madison County School District #7 (INS)	4.00	12/01/2020	2,187
6,500	Railsplitter Tobacco Settlement Auth.	5.00	6/01/2018	6,596
4,160	Railsplitter Tobacco Settlement Auth.	5.25	6/01/2020	4,500
1,090	Railsplitter Tobacco Settlement Auth.	5.25	6/01/2021	1,214
1,735	Rosemont (INS)	5.00	12/01/2022	1,939
1,825	Rosemont (INS)	5.00	12/01/2023	2,070
1,915	Rosemont (INS)	5.00	12/01/2024	2,195
10,000	State	5.00	11/01/2018	10,196
15,000	State (INS)	5.00	11/01/2025	17,090
				114,828
	Indiana (1.0%)
5,000	Finance Auth.	2.95	10/01/2022	5,199
10,000	Hammond Bond Bank (c)	2.38	12/31/2018	10,018
				15,217

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Kansas (0.1%)
$2,055	Wichita	3.00%	9/01/2023	$2,073
	Louisiana (0.4%)
5,000	Tobacco Settlement Financing Corp.	5.00	5/15/2022	5,635
	Maryland (0.4%)
1,500	EDC	5.00	6/01/2025	1,696
2,000	EDC	5.00	6/01/2026	2,281
1,340	EDC	5.00	6/01/2027	1,538
				5,515
	Massachusetts (0.4%)
640	Dev. Finance Agency (ETM)	5.00	1/01/2018	640
425	Dev. Finance Agency	5.00	1/01/2018	425
835	Dev. Finance Agency (ETM)	5.00	1/01/2019	864
560	Dev. Finance Agency	5.00	1/01/2019	576
1,250	Dev. Finance Agency	5.00	7/01/2025	1,475
1,500	Dev. Finance Agency	5.00	7/01/2026	1,780
				5,760
	Michigan (0.3%)
2,165	Grand Traverse County Hospital Finance Auth.	5.00	7/01/2018	2,201
2,625	Grand Traverse County Hospital Finance Auth.	5.00	7/01/2019	2,749
				4,950
	Minnesota (0.2%)
1,250	St. Paul Housing and Redevelopment Auth.	5.00
	(ETM)		11/15/2020	1,362
1,575	St. Paul Housing and Redevelopment Auth.
	(ETM)	5.00	11/15/2021	1,760
				3,122
	Mississippi (0.7%)
10,000	Hospital Equipment and Facilities Auth.	5.00	9/01/2024	11,439
	Missouri (0.3%)
5,000	Sikeston Electric System Revenue (INS)	5.00	6/01/2020	5,386
	Montana (0.4%)
6,000	Forsyth	2.00	8/01/2023	5,873
	New Jersey (9.4%)
1,000	Casino Reinvestment Dev. Auth. (INS)	5.00	11/01/2024	1,138
7,300	EDA (ETM)	5.25	9/01/2019	7,731
2,700	EDA	5.25	9/01/2019	2,824
8,000	EDA	5.00	6/15/2020	8,561
7,000	EDA	5.00	6/15/2021	7,660
20,000	EDA	5.00	6/15/2022	21,855
7,000	EDA	5.00	6/15/2023	7,770
4,735	Educational Facilities Auth.	5.00	9/01/2022	5,205
4,000	Educational Facilities Auth.	5.00	9/01/2023	4,462
4,730	Educational Facilities Auth.	4.00	9/01/2024	4,950
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2018	2,034
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2019	2,097
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2020	2,157

5 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$15,000	Kearny Board of Education	2.25%	10/05/2018	$15,043
18,063	Newark	2.50	11/30/2018	18,138
400	State Building Auth. (ETM)	3.00	6/15/2023	422
600	State Building Auth.	3.00	6/15/2023	599
1,595	State Building Auth. (ETM)	5.00	6/15/2024	1,888
2,405	State Building Auth.	5.00	6/15/2024	2,688
5,000	Transportation Trust Fund Auth. (INS)	5.25	12/15/2020	5,412
3,160	Transportation Trust Fund Auth. (INS)	5.50	12/15/2020	3,437
1,500	Transportation Trust Fund Auth.	5.00	6/15/2022	1,641
3,835	Transportation Trust Fund Auth.	5.00	6/15/2023	4,263
5,095	Transportation Trust Fund Auth.	5.00	6/15/2024	5,749
8,380	Union City	2.50	3/26/2018	8,387
				146,111
	New York (9.3%)
1,200	Dormitory Auth (a)	5.00	12/01/2024	1,366
1,200	Dormitory Auth (a)	5.00	12/01/2025	1,383
4,000	Elmira City	3.00	5/25/2018	4,005
10,000	Long Beach	2.00	2/15/2018	10,005
5,170	Monroe County	5.00	6/01/2020	5,547
6,000	Nassau County	3.00	9/18/2018	6,058
7,500	Nassau Health Care Corp.	2.75	1/16/2018	7,501
7,140	Newburgh	2.00	8/03/2018	7,141
10,000	Oyster Bay	3.50	6/01/2018	10,045
12,000	Oyster Bay	4.00	6/01/2018	12,076
1,200	Poughkeepsie	4.00	5/04/2018	1,202
8,000	Rockland County	2.50	3/22/2018	8,014
1,475	Rockland County	3.50	10/01/2018	1,495
550	Rockland County	5.00	12/15/2018	567
1,520	Rockland County	3.50	10/01/2019	1,564
1,575	Rockland County	3.50	10/01/2020	1,625
2,500	Rockland County (INS)	5.00	3/01/2023	2,841
1,600	Rockland County (INS)	5.00	3/01/2024	1,853
15,000	Suffolk County	2.50	7/25/2018	15,059
2,500	Suffolk County EDC	5.00	7/01/2019	2,611
2,640	Suffolk County EDC	5.00	7/01/2020	2,829
17,500	Tompkins-Seneca-Tioga	2.25	6/29/2018	17,534
14,347	Troy	2.00	2/09/2018	14,352
7,310	Yonkers (ETM)	5.00	10/01/2018	7,503
				144,176
	North Carolina (0.2%)
3,855	Medical Care Commission	5.00	7/01/2018	3,920
	Ohio (0.5%)
1,000	Higher Educational Facility	5.00	5/01/2021	1,087
500	Higher Educational Facility	5.00	5/01/2022	554
550	Higher Educational Facility	5.00	5/01/2023	620
1,000	Higher Educational Facility	5.00	5/01/2024	1,146
1,150	Southeastern Ohio Port Auth.	5.00	12/01/2021	1,225
1,000	Southeastern Ohio Port Auth.	5.00	12/01/2025	1,096
1,800	Water Dev. Auth.	1.55	7/01/2021	1,794
				7,522
	Pennsylvania (2.8%)
1,000	Bethlehem Auth. (INS)	5.00	11/15/2020	1,086
805	Chester County IDA	3.75	10/01/2024	829
7,975	Coatesville School District	3.46 (b)	8/15/2018	7,873
1,165	Coatesville School District	3.86 (b)	8/15/2019	1,117
5,305	Coatesville School District	4.13 (b)	8/15/2020	4,934
1,000	Coatesville School District (INS)	5.00	8/01/2024	1,151

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$800	Coatesville School District (INS)	5.00%	8/01/2025	$934
1,980	Cumberland County Municipal Auth.	3.25	12/01/2022	2,041
1,195	Delaware County Auth.	5.00	10/01/2018	1,220
600	Higher Educational Facilities Auth.	5.00	7/15/2020	642
1,090	Higher Educational Facilities Auth.	5.00	7/15/2021	1,192
550	Luzerne County IDA (INS)	5.00	12/15/2025	632
500	Luzerne County IDA (INS)	5.00	12/15/2026	573
1,000	Luzerne County IDA (INS)	5.00	12/15/2027	1,140
500	Philadelphia Hospitals	5.00	7/01/2019	519
1,595	Philadelphia Hospitals	5.00	7/01/2022	1,756
5,000	School District of Philadelphia	5.00	9/01/2021	5,466
5,500	School District of Philadelphia	5.00	9/01/2022	6,109
2,435	Scranton School District	5.00	6/01/2023	2,709
1,570	West Mifflin Area School District (INS)	5.00	10/01/2021	1,714
				43,637
	Puerto Rico (0.1%)
1,000	Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Financing
	Auth.	5.00	4/01/2019	1,009

700Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing

	Auth.	4.00		4/01/2020	691
					1,700
	Texas (1.4%)
1,100	Austin Convention Enterprises, Inc.	5.00		1/01/2024	1,264
400	Austin Convention Enterprises, Inc.	5.00		1/01/2025	465
400	Austin Convention Enterprises, Inc.	5.00		1/01/2027	472
700	Decatur Hospital Auth.	5.00		9/01/2021	757
780	Decatur Hospital Auth.	5.00		9/01/2024	869
480	Harris County Municipal Utility District (INS)	3.00		3/01/2020	492
565	Harris County Municipal Utility District (INS)	3.00		3/01/2021	583
650	Harris County Municipal Utility District (INS)	3.00		3/01/2022	675
520	Harris County Municipal Utility District (INS)	3.00		3/01/2023	544
3,000	Karnes County Hospital District	5.00		2/01/2024	3,247
1,250	New Hope Cultural Facilities Finance Corp.	5.00		7/01/2023	1,075
2,300	New Hope Cultural Facilities Finance Corp.	5.00		7/01/2024	1,979
2,135	New Hope Cultural Facilities Finance Corp.	5.00		7/01/2025	1,815
7,175	Red River Auth. (INS)	4.45		6/01/2020	7,627
					21,864
	Virginia (0.7%)
3,200	Housing Dev. Auth.	3.05		3/01/2018	3,209
3,200	Housing Dev. Auth.	3.05		9/01/2018	3,236
3,506	Marquis Community Dev. Auth. (d),(e)	5.10		9/01/2036	2,447
5,111	Marquis Community Dev. Auth. (d),(e)	5.63	(b)	9/01/2041	671
1,074	Marquis Community Dev. Auth., 7.50%,
	9/01/2021 (a),(d)	7.50	(f)	9/01/2045	761
					10,324
	Washington (0.3%)
2,000	Health Care Facilities Auth.	5.00		8/15/2026	2,358
2,175	Health Care Facilities Auth.	5.00		8/15/2027	2,572
					4,930
	West Virginia (0.6%)
10,000	EDA	3.25		5/01/2019	10,110

7 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Wisconsin (0.4%)
$3,500	Health and Educational Facilities Auth.	2.65%	11/01/2020	$3,466
1,200	Health and Educational Facilities Auth. (ETM)	5.00	8/15/2021	1,339
1,500	Public Finance Auth. (a)	3.50	11/15/2023	1,515
				6,320
	Total Fixed-Rate Instruments (cost: $683,733)			691,477

PUT BONDS (22.7%)

Arizona (2.7%)

16,000	Health Facilities Auth., MUNIPSA + 1.85%	3.56 (g)	2/01/2048	16,257
25,000	Health Facilities Auth., MUNIPSA + 1.85%	3.56 (g)	2/01/2048	25,807
				42,064
	Arkansas (1.4%)
22,000	Dev. Finance Auth., MUNIPSA + 1.1%	2.81 (g)	9/01/2044	22,033
	California (2.8%)
15,000	Bay Area Toll Auth., MUNIPSA + 0.7%	2.41 (g)	4/01/2047	15,068
15,000	Foothill-Eastern Transportation Corridor Agency	5.00	1/15/2053	15,653
8,000	Infrastructure and Economic Dev. Bank,
	MUNIPSA + 1.2%	2.91 (g)	8/01/2037	8,118
4,255	Pollution Control Financing Auth. (a)	1.00	8/01/2024	4,254
				43,093
	Colorado (0.1%)
2,000	E-470 Public Highway Auth., 1 mo. USD LIBOR	1.95 (g)	9/01/2039	2,006
	+ 0.9%
	Georgia (1.0%)
10,000	Appling County Dev. Auth	2.40	1/01/2038	9,918
5,000	Monroe County Dev. Auth.	2.00	9/01/2037	5,004
				14,922
	Kentucky (0.3%)
5,000	Economic Dev. Finance Auth.	1.25	4/01/2031	5,000
	Louisiana (0.3%)
4,000	St. Charles Parish	4.00	12/01/2040	4,280
	Massachusetts (0.8%)
12,000	Dev. Finance Agency, MUNIPSA + 0.48%	2.19 (g)	7/01/2050	11,985
	Mississippi (0.4%)
7,000	Hospital Equipment and Facilities Auth.,
	MUNIPSA + 1.3%	3.01 (g)	8/15/2036	7,018
	Nevada (0.3%)
4,400	Washoe County Gas and Water Facilities	3.00	3/01/2036	4,545
	New Jersey (1.3%)
20,000	Transportation Trust Fund Auth., MUNIPSA +
	1.2%	2.91 (g)	6/15/2034	19,832

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	New Mexico (1.6%)
$5,000	Farmington	1.88%	4/01/2029	$4,984
5,000	Farmington	1.88	4/01/2029	4,984
7,000	Farmington	1.88	4/01/2029	6,978
6,000	Farmington	1.88	4/01/2033	5,988
2,000	Farmington	2.13	6/01/2040	2,011
				24,945
	New York (2.4%)
6,000	Energy Research and Dev. Auth.	2.00	2/01/2029	6,011
12,000	MTA, MUNIPSA + 0.58%	2.29 (g)	11/01/2031	12,010
8,000	MTA, MUNIPSA + 0.45%	2.16 (g)	11/15/2044	8,000
12,000	New York City, MUNIPSA + 0.58%	2.29 (g)	8/01/2027	12,014
				38,035
	North Carolina (0.5%)
8,000	Capital Facilities Finance Agency	1.25	7/01/2034	8,000
	Ohio (0.3%)
10,000	Water Dev. Auth.	4.00	6/01/2033	4,425
	Pennsylvania (4.3%)
10,000	Beaver County IDA	4.75	8/01/2020	10,106
5,100	Beaver County IDA	2.70	4/01/2035	2,257
7,575	Berks County Municipal Auth., MUNIPSA +
	1.5%	3.21 (g)	11/01/2039	7,712
7,000	Geisinger Auth., 1 mo. USD LIBOR + 1.07%	2.12 (g)	6/01/2028	7,065
5,000	Montgomery County IDA	2.60	3/01/2034	5,024
7,000	Northampton County General Purpose Auth.,
	MUNIPSA + 1.4%	3.11 (g)	8/15/2043	7,046
14,900	Scranton School District, 1 mo. USD LIBOR +
	1%	1.93 (g)	4/01/2031	14,900
12,500	Turnpike Commission, MUNIPSA + 0.8%	2.51 (g)	12/01/2045	12,523
				66,633
	Texas (1.7%)
1,750	Irving Hospital Auth., MUNIPSA + 1.1%	2.81 (g)	10/15/2044	1,750
7,500	Mission EDC	1.10	1/01/2020	7,500
4,000	North Texas Tollway Auth., MUNIPSA + 0.67%	2.38 (g)	1/01/2038	4,012
4,000	North Texas Tollway Auth., MUNIPSA + 0.8%	2.51 (g)	1/01/2050	4,009
9,355	Northside ISD (NBGA)	2.13	8/01/2040	9,359
				26,630
	West Virginia (0.5%)
5,500	EDA	1.90	3/01/2040	5,487
3,000	Mason County	1.63	10/01/2022	2,994
				8,481
	Total Put Bonds (cost: $360,265)			353,927

ADJUSTABLE-RATE NOTES (1.6%)

New York (0.1%)

2,000	New York City, MUNIPSA + 0.55%	2.26 (g)	8/01/2025	2,000
	Pennsylvania (1.2%)
6,000	Turnpike Commission, MUNIPSA + 1.15%	2.86 (g)	12/01/2019	6,058

9 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	$6,000 Turnpike Commission, MUNIPSA + 1.27%	2.98%(g)	12/01/2020	$6,117
	6,500 Turnpike Commission, MUNIPSA + 0.98%	2.69 (g)	12/01/2021	6,616
				18,791
	Texas (0.3%)
	1,750 Harris County Cultural Education Facilities
	Finance Corp., MUNIPSA + 0.6%	2.31 (g)	6/01/2018	1,750
	2,250 Harris County Cultural Education Facilities
	Finance Corp., MUNIPSA + 0.7%	2.41 (g)	6/01/2019	2,255
				4,005
	Total Adjustable-Rate Notes (cost: $24,500)			24,796

VARIABLE-RATE DEMAND NOTES (31.5%)

Alaska (0.2%)

2,860	Housing Finance Corp. (LIQ)	1.73 (h)	12/01/2041	2,860
	Arizona (1.8%)
20,000	Phoenix IDA (LIQ) (LOC - Barclays Bank PLC)
	(a)	1.75 (h)	6/01/2036	20,000
8,600	Verrado Western Overlay Community Facilities
	District (LOC - Compass Bank)	1.82 (h)	7/01/2029	8,600
				28,600
	California (2.0%)
20,000	Sacramento City Financing Auth. (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	1.81 (h)	12/01/2033	20,000
11,200	Victorville Joint Powers Financing Auth. (LOC -
	BNP Paribas)	2.21 (h)	5/01/2040	11,200
				31,200
	Colorado (1.9%)
7,780	Arista Metropolitan District (LOC - Compass
	Bank)	1.82 (h)	12/01/2030	7,780
5,000	Health Facilities Auth. (LIQ) (a)	2.06 (h)	2/01/2019	5,000
17,500	Health Facilities Auth. (LIQ) (a)	1.91 (h)	10/01/2041	17,500
				30,280
	District of Columbia (1.3%)
20,000	District (LIQ) (LOC - Deutsche Bank A.G.) (a)	1.96 (h)	10/01/2041	20,000
	Florida (3.3%)
5,500	Dade County IDA	1.82 (h)	6/01/2021	5,500
14,900	Escambia County	1.85 (h)	4/01/2039	14,900
9,540	Jacksonville	1.80 (h)	5/01/2029	9,540
2,800	Martin County	1.93 (h)	7/15/2022	2,800
11,250	Miami-Dade County School Board (INS) (LIQ)
	(a)	1.81 (h)	5/01/2018	11,250
7,000	St. Lucie County	1.78 (h)	9/01/2028	7,000
				50,990
	Georgia (0.4%)
2,500	Heard County Dev. Auth.	1.68 (h)	9/01/2029	2,500
3,000	Monroe County Dev. Auth.	1.84 (h)	11/01/2048	3,000
				5,500

Portfolio of Investments | 10

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Idaho (1.4%)
$15,000	American Falls Reservoir District	1.73%(h)	2/01/2025	$15,000
6,650 Housing and Finance Association		1.78 (i)	1/01/2038	6,650
				21,650
	Illinois (3.5%)
16,480	Chicago Board of Education (INS) (LIQ) (a)	2.21 (h)	7/01/2018	16,480
10,000	Chicago Board of Education (LIQ) (LOC -
	Deutsche Bank A.G.) (a)	2.04 (h)	12/01/2039	10,000
11,160	Cook County (LIQ) (a)	2.01 (h)	11/15/2020	11,160
17,390	Sports Facilities Auth. (LIQ) (LOC - Deutsche
	Bank A.G.) (a)	1.89 (h)	6/15/2032	17,390
				55,030
	Kentucky (1.3%)
15,000	Economic Dev. Finance Auth. (INS) (LIQ) (a)	1.91 (h)	6/01/2018	15,000
5,500	Economic Dev. Finance Auth.	1.60 (h)	5/01/2034	5,500
				20,500
	Louisiana (1.8%)
1,500	Louisiana Public Facilities Auth.	1.64 (h)	12/01/2043	1,500
6,000	Public Facilities Auth.	1.77 (h)	12/01/2043	6,000
14,000	St. James Parish	1.78 (h)	11/01/2040	14,000
6,400	St. James Parish	1.84 (h)	11/01/2040	6,400
				27,900
	Maryland (0.7%)
10,760	Health and Higher Educational Facilities Auth.
	(LIQ) (LOC - Deutsche Bank A.G.) (a)	1.79 (h)	8/15/2042	10,760
	Mississippi (1.7%)
6,610	Business Finance Corp. (j)	1.93 (h)	12/01/2030	6,610
20,100	Perry County Pollution Control (NBGA) (a)	1.78 (h)	2/01/2022	20,100
				26,710
	New Jersey (1.4%)
1,950	EDA (LOC - Valley National Bank)	1.88 (h)	3/01/2031	1,950
11,100	EDA (LOC - Valley National Bank)	2.00 (h)	11/01/2040	11,100
8,515	EDA (LOC - Valley National Bank)	2.00 (h)	11/01/2040	8,515
				21,565
	New York (1.5%)
4,300	Energy Research and Dev. Auth. (LOC - Mizuho
	Corporate Bank Ltd.)	1.65 (h)	5/01/2039	4,300
14,300	Housing Finance Agency (LOC - Landesbank
	Hessen-Thuringen)	1.84 (h)	5/01/2042	14,300
4,000	Housing Finance Agency (LOC - Wells Fargo &
	Co.)	1.76 (h)	11/01/2046	4,000
				22,600
	Ohio (0.4%)
5,500	State (i)	1.79 (h)	1/15/2045	5,500
	Oklahoma (1.7%)
10,000	Garfield County Industrial Auth.	1.86 (h)	1/01/2025	10,000

11 | USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$17,000	Muskogee Industrial Trust	1.80%(h)	1/01/2025	$17,000
				27,000
	Pennsylvania (1.3%)
20,290 Emmaus General Auth. (INS) (LIQ)		1.80 (h)	12/01/2028	20,290
	Tennessee (0.1%)
1,700	Chattanooga Health, Educational and Housing
	Facilities Board	1.93 (h)	5/01/2039	1,700
	Texas (2.5%)
4,680	Harris County Health Facilities Dev. Corp. (j)	1.80 (h)	12/01/2041	4,680
14,225	Port of Port Arthur Navigation District	1.83 (h)	11/01/2040	14,225
17,300	Port of Port Arthur Navigation District	1.83 (h)	11/01/2040	17,300
3,100	Rockwall ISD (LIQ) (NBGA)	1.75 (h)	8/01/2037	3,100
				39,305
	Wyoming (1.3%)
20,000	Gillette	1.82 (h)	1/01/2018	20,000
	Total Variable-Rate Demand Notes (cost: $489,940)			489,940
	Total Investments (cost: $1,558,438)			$1,560,140
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Fixed-Rate Instruments	$	— $	691,477	$	— $	691,477
Put Bonds		—	353,927		—	353,927
Adjustable-Rate Notes		—	24,796		—	24,796
Variable-Rate Demand Notes		—	489,940		—	489,940
Total	$	— $	1,560,140	$	— $	1,560,140

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2017, through December 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 12

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Tax Exempt Short-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however,

13 | USAA Tax Exempt Short-Term Fund

to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to

Notes to Portfolio of Investments | 14

their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,556,500,000 at December 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

F. New Accounting Pronouncements – In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of purchased callable debt securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

15 | USAA Tax Exempt Short-Term Fund

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c)At December 31, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $10,018,000, of which all were when-issued securities.

(d)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2017, was $3,879,000, which represented 0.3% of the Fund's net assets.

(e)Restricted security that is not registered under the Securities Act of 1933.

(f)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(g)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2017.

(h)Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

(i)Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

(j)At December 31, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

Notes to Portfolio of Investments | 16

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA TARGET MANAGED ALLOCATION FUND

DECEMBER 31, 2017

(Form N-Q)

98357 -0218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Target Managed Allocation Fund

December 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (97.0%)

EXCHANGE-TRADED FUNDS (97.0%)

Domestic Exchange-Traded Funds (55.9%)

438,420	iShares Core S&P Mid-Cap ETF	$83,203
110,000	iShares Core U.S. REIT ETF	5,457
419,656	SPDR S&P Oil & Gas Exploration & Production ETF	15,603
323,162	VanEck Vectors Oil Services ETF(a)	8,419
947,354	Vanguard Mid-Cap ETF(a)	146,632
201,085	Vanguard REIT ETF	16,686
52,450	Vanguard Small-Cap ETF	7,752
	Total Domestic Exchange-Traded Funds	283,752
	Fixed-Income Exchange-Traded Funds (10.3%)
361,243	iShares 7-10 Year Treasury Bond ETF	38,136
126,708	iShares TIPS Bond ETF	14,455
	Total Fixed-Income Exchange-Traded Funds	52,591
	International Exchange-Traded Funds (30.8%)
404,270	iShares Core MSCI Emerging Markets ETF(a)	23,003
211,980	iShares Currency Hedged MSCI Eurozone ETF(a)	6,319
259,831	iShares Edge MSCI Min Vol Emerging Markets ETF(a)	15,787
161,380	iShares MSCI Eurozone ETF	7,001
177,452	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(a)	8,056
1,646,238	PowerShares FTSE RAFI Emerging Markets Portfolio(a)	36,760
561,061	Schwab Fundamental Emerging Markets Large Co. Index ETF(a)	16,647
726,606	WisdomTree Japan Hedged Equity Fund(a)	43,110
	Total International Exchange-Traded Funds	156,683
	Total Exchange-Traded Funds (cost: $427,923)	493,026
	Total Equity Securities (cost: $427,923)	493,026
Principal
Amount
(000)

BONDS (0.8%)

U.S. TREASURY SECURITIES (0.8%)

Notes (0.8%)(b)

$4,000 1.88%, 4/30/2022 (c)(cost: $4,011)	3,953

1 | USAA Target Managed Allocation Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (1.6%)

COMMERCIAL PAPER (0.6%)

Financials (0.6%)

Asset-Backed Financing (0.6%)

2,000	Barton Capital Corp.	(a),(d),(e)	1.51	1/04/2018	$2,000
796	LMA Americas, LLC	(a),(d),(e)	1.55	1/05/2018	796
					2,796
	Total Financials (cost: $2,796)				2,796
	Total Commercial Paper (cost: $2,796)				2,796

Number of

Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.0%)

4,989,497 State Street Institutional Treasury Money Market Fund Premier Class, 1.15% (a),(f)	4,989
Total Money Market Instruments (cost: $7,785)	7,785
Total Investments (cost: $439,719)	$504,764
				Unrealized
Number of	Expiration			Appreciation/
		Notional	Contract	(Depreciation)
Contracts	Date	Amount (000)	Value (000)	(000)

FUTURES (g)

LONG FUTURES

Equity Contracts

16	Amsterdam Exchange Index	1/19/2018	1,766	EURO	$2,091	$(28)
121	CAC 40 10 Euro	1/19/2018	6,545	EURO	7,710	(143)
18	DAX Index	3/16/2018	5,916	EURO	6,971	(128)
12	FTSE MIB Index	3/16/2018	1,360	EURO	1,566	(67)
18	IBEX 35 Index	1/19/2018	1,842	EURO	2,164	(46)
773	MSCI Emerging Markets Index	3/16/2018	43,397	USD	44,977	1,580
105	OMX Stockholm 30 Index	1/19/2018	17,054	SEK	2,015	(64)
66	Swiss Market Index	3/16/2018	6,103	CHF	6,278	15
87	TOPIX Index	3/08/2018	1,555,181	JPY	14,030	227
					87,802	1,346

Foreign Exchange Contracts

1,200 Dollar Index	3/19/2018	112,208 USD	110,191	(2,017)
Total Long Futures			$197,993	$(671)

Portfolio of Investments | 2

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	(Depreciation)
Contracts	Security	Date	Amount (000)	Value (000)	(000)

SHORT FUTURES

Equity Contracts

(135)	FTSE 100 Index	3/16/2018	(10,011)	GBP	$(13,922)	$(405)
(90)	S&P TSX 60 Index	3/15/2018	(17,170)	CAD	(13,710)	(50)
(104)	S&P 500 E Mini Index	3/16/2018	(13,800)	USD	(13,915)	(115)
					(41,547)	(570)
Total Short Futures					$(41,547)		$(570)
Total Futures					$156,446		$(1,241)
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Exchange-Traded Funds:
Domestic Exchange-Traded Funds	$283,752	$	— $		— $	283,752
Fixed-Income Exchance-Traded Funds	52,591					52,591
International Exchange-Traded Funds	156,683		—		—	156,683
Bonds:
U.S. Treasury Securities	3,953		—		—	3,953
Money Market Instruments:
Commercial Paper	—		2,796		—	2,796
Government & U.S. Treasury Money Market
Funds	4,989		—		—	4,989
Futures(1)	1,822		—		—	1,822
Total	$503,790		$2,796	$	— $	506,586
Liabilities	LEVEL 1		LEVEL 2	LEVEL 3		Total
Futures(1)	$(3,063)	$	— $		— $	(3,063)
Total	$(3,063)	$	— $		— $	(3,063)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2017, through December 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

3 | USAA Target Managed Allocation Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Target Managed Allocation Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

4 | USAA Target Managed Allocation Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

4.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

6.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

7.Repurchase agreements are valued at cost.

5 | USAA Target Managed Allocation Fund

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the

Notes to Portfolio of Investments | 6

transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at December 31, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $507,983,000 at December 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 30.8% of net assets at December 31, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance

7 | USAA Target Managed Allocation Fund

dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
TIPS	U.S. Treasury Inflation-Protected Securities

SPECIFIC NOTES

(a)The security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2017.

(b)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(c)Securities with a value of $3,953,000 are segregated as collateral for initial margin requirements on open futures contracts.

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(e)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(f)Rate represents the money market fund annualized seven-day yield at December 31, 2017.

(g)The contract value of futures purchased and/or sold as a percentage of net assets is 30.8%.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA VIRGINIA BOND FUND

DECEMBER 31, 2017

(Form N-Q)

48464 -0218	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

December 31, 2017 (unaudited)

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put bonds – Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: Assured
Guaranty Corp., Assured Guaranty Municipal Corp., or National Public
Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following:
Barclays Bank plc, JP Morgan Chase & Co., Northern Trust Corp., or U.S.
Bancorp.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

1 | USAA Virginia Bond Fund

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from Fannie Mae.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Virginia Bond Fund

December 31, 2017 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (89.1%)

Virginia (78.9%)

$1,000	Alexandria IDA (PRE)		4.75%	1/01/2036	$1,061
2,000	Amherst IDA		5.00	9/01/2026	1,901
2,000	Amherst IDA		4.75	9/01/2030	1,761
15,000	Arlington County IDA		5.00	7/01/2031	15,977
1,775	Arlington County IDA		5.00	2/15/2043	2,114
2,615	Capital Region Airport Commission (INS) (PRE)		5.00	7/01/2031	2,661
700	Capital Region Airport Commission		4.00	7/01/2036	757
750	Capital Region Airport Commission		4.00	7/01/2038	810
10,000	Charles City County EDA		2.88	2/01/2029	9,781
5,000	Chesapeake Bay Bridge and Tunnel District (ETM)		5.50	7/01/2025	6,063
9,240	Chesapeake Bay Bridge and Tunnel District		5.00	7/01/2051	10,403
6,520	Chesapeake, 4.75%, 7/15/2023		4.75 (a)	7/15/2032	5,801
3,000	Chesapeake, 4.88%, 7/15/2023		4.88 (a)	7/15/2040	2,592
5,000	College Building Auth.		5.00	6/01/2029	5,001
10,000	College Building Auth.		5.00	2/01/2031	12,335
2,725	College Building Auth.		5.00	9/01/2031	3,225
4,000	College Building Auth.		5.00	2/01/2032	4,914
5,615	College Building Auth.		5.00	9/01/2032	6,626
6,380	College Building Auth.		5.00	9/01/2033	7,511
10,000	College Building Auth.		5.00	3/01/2034	10,646
8,000	College Building Auth.		4.00	2/01/2035	8,693
11,710	College Building Auth.		5.00	6/01/2036	11,338
2,540	College Building Auth.		5.00	3/01/2041	2,698
2,000	Fairfax County EDA		5.00	10/01/2029	2,381
2,000	Fairfax County EDA		5.00	10/01/2030	2,374
2,000	Fairfax County EDA		5.00	10/01/2031	2,366
1,500	Fairfax County EDA		5.00	10/01/2032	1,769
1,500	Fairfax County EDA		5.00	12/01/2032	1,609
2,200	Fairfax County EDA		5.00	10/01/2033	2,589
2,000	Fairfax County EDA		5.00	10/01/2034	2,348
2,620	Fairfax County EDA		5.00	10/01/2035	3,171
2,000	Fairfax County EDA		5.00	10/01/2036	2,416
2,750	Fairfax County EDA		4.00	10/01/2042	2,840
2,250	Fairfax County EDA		5.00	10/01/2042	2,521
2,800	Fairfax County EDA		5.00	12/01/2042	2,957
4,000	Fairfax County EDA		5.00	4/01/2047	4,744
1,500	Fairfax County IDA (PRE)		5.25	5/15/2026	1,575
14,000	Fairfax County IDA		5.00	5/15/2037	15,665
1,000	Fairfax County IDA		4.00	5/15/2042	1,035
6,900	Fairfax County IDA		4.00	5/15/2044	7,216
5,770	Farms of New Kent Community Dev. Auth., acquired
	9/08/2006-10/03/2007; cost $5,630 (b),(c),(d)		5.45	3/01/2036	2,019
1,500	Greater Richmond Convention Center Auth.		5.00	6/15/2032	1,757
3,340	Hampton Roads Sanitation District	(PRE)	5.00	4/01/2033	3,369
5,660	Hampton Roads Sanitation District	(PRE)	5.00	4/01/2033	5,710
4,700	Hampton Roads Sanitation District		5.00	8/01/2043	5,550
2,795	Hanover County EDA		4.50	7/01/2030	2,876
1,100	Hanover County EDA		4.50	7/01/2032	1,126

3 | USAA Virginia Bond Fund

Principal					Market
Amount			Coupon	Final	Value
(000)	Security		Rate	Maturity	(000)
$2,000	Hanover County EDA		5.00%	7/01/2042	$2,083
1,870	Hanover County IDA (INS)		6.38	8/15/2018	1,925
1,200	Henrico County EDA		5.00	6/01/2024	1,299
140	Henrico County EDA		4.25	6/01/2026	146
2,105	Henrico County EDA		5.00	11/01/2030	2,375
2,500	Henrico County EDA		4.00	10/01/2035	2,533
3,175	Housing Dev. Auth.		4.50	10/01/2036	3,362
5,000	Housing Dev. Auth.		4.80	7/01/2038	5,542
4,480	Housing Dev. Auth.		4.60	9/01/2040	4,620
7,000	Housing Dev. Auth.		3.60	5/01/2046	7,187
1,516	Lewistown Commerce Center Community Dev. Auth.		6.05	3/01/2044	1,476
730	Lewistown Commerce Center Community Dev. Auth.		6.05	3/01/2044	714
2,340	Lewistown Commerce Center Community Dev. Auth.,
	acquired 10/12/2007; cost $2,341 (b)		6.05	3/01/2054	427
750	Lexington IDA		4.00	1/01/2031	782
5,000	Lexington IDA (PRE)		5.00	12/01/2036	5,243
1,000	Lexington IDA		4.00	1/01/2037	1,025
1,000	Lexington IDA		5.00	1/01/2042	1,083
2,000	Lexington IDA		5.00	1/01/2043	2,207
1,250	Lexington IDA		5.00	1/01/2048	1,351
1,135	Loudoun County EDA		5.00	12/01/2031	1,344
800	Loudoun County EDA		5.00	12/01/2032	945
775	Loudoun County EDA		5.00	12/01/2033	915
805	Loudoun County EDA		5.00	12/01/2034	948
5,000	Lynchburg		4.00	6/01/2044	5,338
3,000	Lynchburg EDA		5.00	9/01/2043	3,252
2,250	Lynchburg EDA		5.00	1/01/2047	2,569
3,532	Marquis Community Dev. Auth., acquired 3/01/2012;
	cost $2,926 (b),(e)		5.63	9/01/2041	2,462
5,389	Marquis Community Dev. Auth., acquired 3/01/2012;
	cost $468 (b),(e)		5.63 (f)	9/01/2041	707
1,093	Marquis Community Dev. Auth., 7.50%, 9/01/2021,
	acquired 10/27/2015; cost $711 (b),(g)		7.50 (a)	9/01/2045	774
5,000	Montgomery County EDA (PRE)		5.00	6/01/2035	5,392
5,500	Montgomery County IDA (PRE)		5.00	2/01/2029	5,515
1,000	Norfolk EDA		5.00	11/01/2030	1,128
3,500	Norfolk EDA		5.00	11/01/2043	3,929
685	Norfolk Redevelopment and Housing Auth.		5.50	11/01/2019	687
4,816	Peninsula Town Center Community Dev. Auth.		6.45	9/01/2037	4,851
3,000	Port Auth. (PRE)		5.00	7/01/2030	3,152
10,000	Port Auth. (PRE)		5.00	7/01/2040	10,506
1,000	Portsmouth		5.00	2/01/2033	1,141
1,705	Prince William County IDA	(PRE)	5.50	9/01/2031	1,931
2,000	Prince William County IDA		5.50	9/01/2031	2,238
1,000	Prince William County IDA	(PRE)	5.50	9/01/2034	1,133
10,000	Prince William County IDA		5.00	11/01/2046	10,908
4,000	Public Building Auth.		4.00	8/01/2030	4,479
10,000	Public School Auth.		5.00	8/01/2024	11,922
4,000	Radford IDA (NBGA)		3.50	9/15/2029	4,155
2,340	Rappahannock Regional Jail Auth.		5.00	10/01/2034	2,759
1,165	Rappahannock Regional Jail Auth.		5.00	10/01/2035	1,369
1,030	Resources Auth.		5.00	11/01/2032	1,195
1,270	Resources Auth. (PRE)		5.00	11/01/2040	1,384
165	Resources Auth.		5.00	11/01/2040	178
7,310	Resources Auth.		4.00	11/01/2041	7,649
800	Richmond		5.00	3/01/2032	1,044
1,000	Richmond		5.00	3/01/2033	1,314
2,000	Richmond Public Utility	(PRE)	5.00	1/15/2035	2,071
6,000	Richmond Public Utility		5.00	1/15/2038	6,751
6,000	Richmond Public Utility		4.00	1/15/2040	6,430
4,500	Richmond Public Utility	(PRE)	5.00	1/15/2040	4,661

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$5,120	Roanoke County EDA (INS) (PRE)	5.00%	10/15/2027	$5,261
2,850	Roanoke County EDA (INS) (PRE)	5.00	10/15/2032	2,928
1,150	Roanoke County EDA	5.00	7/01/2033	1,236
4,285	Roanoke County EDA (INS) (PRE)	5.13	10/15/2037	4,407
110	Roanoke County EDA (INS) (PRE)	5.00	7/01/2038	119
6,890	Roanoke County EDA (INS)	5.00	7/01/2038	7,327
420	Small Business Financing Auth.	5.00	4/01/2025	442
185	Small Business Financing Auth.	5.25	4/01/2026	195
855	Small Business Financing Auth.	5.50	4/01/2028	907
750	Small Business Financing Auth.	5.50	4/01/2033	795
11,945	Small Business Financing Auth.	5.00	11/01/2040	12,822
520	Stafford County and City of Staunton IDA (INS)	5.25	8/01/2036	521
5,900	Stafford County EDA	5.00	6/15/2036	6,699
6,495	Stafford County EDA	4.00	6/15/2037	6,707
10,000	Tobacco Settlement Financing Corp.	5.00	6/01/2047	9,744
3,350	Transportation Board	5.00	3/15/2032	4,090
9,190	Transportation Board	5.00	9/15/2032	11,220
2,000	Transportation Board	4.00	5/15/2036	2,193
10,000	Transportation Board	4.00	5/15/2042	10,811
6,315	Univ. Health System Auth. (PRE)	4.75	7/01/2036	6,961
3,000	Univ. Health System Auth. (PRE)	4.75	7/01/2041	3,307
5,500	Univ. Health System Auth.	5.00	7/01/2046	6,443
4,405	Univ. of Virginia	5.00	6/01/2037	5,082
4,000	Univ. of Virginia	5.00	4/01/2042	4,832
5,000	Univ. of Virginia	4.00	4/01/2045	5,391
5,000	Univ. of Virginia	5.00	4/01/2046	6,021
5,000	Univ. of Virginia	5.00	4/01/2047	6,017
5,000	Upper Occoquan Sewage Auth.	4.00	7/01/2039	5,421
1,795	Virginia Beach Dev. Auth.	5.00	5/01/2029	2,117
2,165	Washington County IDA (PRE)	5.25	8/01/2030	2,360
2,160	Washington County IDA (PRE)	5.50	8/01/2040	2,368
2,073	Watkins Centre Community Dev. Auth.	5.40	3/01/2020	2,075
2,000	West Virginia Regional Jail Auth.	5.00	12/01/2038	2,352
3,250	Winchester EDA	5.00	1/01/2044	3,680
3,250	Winchester EDA	5.00	1/01/2044	3,614
3,000	Winchester IDA (PRE)	5.63	1/01/2044	3,123
				550,746
	District of Columbia (6.1%)
2,825	Metropolitan Washington Airports Auth.	5.00	10/01/2029	2,984
12,465	Metropolitan Washington Airports Auth.	5.00	10/01/2030	12,771
5,500	Metropolitan Washington Airports Auth. (INS)	5.32 (f)	10/01/2030	3,638
11,230	Metropolitan Washington Airports Auth.	5.00	10/01/2039	11,767
4,000	Metropolitan Washington Airports Auth.	5.00	10/01/2053	4,325
1,000	Washington MTA (PRE)	5.13	7/01/2032	1,053
5,000	Washington MTA	5.00	7/01/2042	5,948
				42,486
	Guam (3.9%)
2,000	Government	5.00	11/15/2039	2,215
1,500	Government	5.00	1/01/2042	1,587
1,250	Government	5.00	12/01/2046	1,393
1,255	International Airport Auth. (INS)	5.75	10/01/2043	1,457
500	Power Auth.	5.00	10/01/2031	554
1,000	Power Auth.	5.00	10/01/2034	1,072
750	Power Auth. (INS)	5.00	10/01/2039	832
4,000	Power Auth.	5.00	10/01/2040	4,502
1,000	Power Auth. (INS)	5.00	10/01/2044	1,106
2,850	Waterworks Auth.	5.00	7/01/2035	3,108
1,000	Waterworks Auth.	5.00	7/01/2037	1,130
3,250	Waterworks Auth.	5.00	7/01/2040	3,671

5 | USAA Virginia Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$4,000	Waterworks Auth.	5.50%	7/01/2043	$4,508
				27,135
	U.S. Virgin Islands (0.2%)
2,000	Public Finance Auth.	5.00	10/01/2032	1,255
	Total Fixed-Rate Instruments (cost: $604,875)			621,622

PUT BONDS (1.1%)

Virginia (1.1%)

5,000	Wise County IDA	2.15	10/01/2040	5,031
3,000	York County EDA	1.88	5/01/2033	3,016
				8,047
	Total Put Bonds (cost: $8,000)			8,047

VARIABLE-RATE DEMAND NOTES (8.8%)

Virginia (8.6%)

1,000	Alexandria IDA (LOC - Bank of America Corp.)		1.74 (h)	7/01/2038	1,000
3,335	College Building Auth. (LIQ) (g)		1.73 (h)	2/01/2027	3,335
14,850	College Building Auth. (LIQ)		1.70 (h)	8/01/2034	14,850
500	College Building Auth.		1.75 (h)	1/01/2043	500
4,200	Fairfax County EDA (LIQ)		1.64 (h)	12/01/2033	4,200
8,925	Fairfax County EDA (LIQ)		1.70 (h)	12/01/2033	8,925
3,940	Fauquier County IDA (LOC - PNC Financial Services
	Group)		1.74 (h)	4/01/2038	3,940
1,300	Hampton Roads Sanitation District		1.63 (h)	8/01/2046	1,300
100	Lexington IDA		1.75 (h)	1/01/2035	100
2,450	Loudoun County IDA		1.80 (h)	2/15/2038	2,450
2,100	Loudoun County IDA		1.72 (h)	6/01/2043	2,100
2,930	Norfolk EDA		1.74 (h)	11/01/2034	2,930
6,210	Norfolk EDA		1.80 (h)	11/01/2034	6,210
5,000	Resources Auth. (LIQ) (g)		1.74 (h)	11/01/2019	5,000
3,335	Tenet Healthcare Corp. (LIQ) (g)		1.73 (h)	2/01/2028	3,335
					60,175
	Guam (0.2%)
1,000	Government (LIQ) (LOC - Barclays Bank PLC) (g)		1.86 (h)	12/01/2046	1,000
	Total Variable-Rate Demand Notes (cost: $61,175)				61,175
	Total Investments (cost: $674,050)				$ 690,844
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Fixed-Rate Instruments	$	— $	619,603	$2,019	$621,622
Put Bonds		—	8,047	—	8,047
Variable-Rate Demand Notes		—	61,175	—	61,175
Total	$	— $	688,825	$2,019	$690,844

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 6

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Fixed-Rate Instruments
Balance as of March 31, 2017	$1,442
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	577

Balance as of December 31, 2017	$2,019

For the period of April 1, 2017, through December 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

7 | USAA Virginia Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

December 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Virginia Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however,

8 | USAA Virginia Bond Fund

to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived based upon the use of inputs such as real property appraisals.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

9 | USAA Virginia Bond Fund

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $697,565,000 at December 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

F. New Accounting Pronouncement - In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of purchased callable debt securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statement disclosures.

Notes to Portfolio of Investments | 10

SPECIFIC NOTES

(a)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(b)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2017, was $6,389,000, which represented 0.9% of the Fund's net assets.

(c)At December 31, 2017, the issuer was in default with respect to interest and/or principal payments.

(d)Security was fair valued at Level 3.

(e)Restricted security that is not registered under the Securities Act of 1933.

(f)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(g)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(h)Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and are not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

11 | USAA Virginia Bond Fund

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2017

By:	/S/ KRISTEN MILLAN
--------------------------------------------------------------
Signature and Title: Kristen Millan, Assistant Secretary
Date:	03/01/2018
-------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
--------------------------------------------------------------
Signature and Title: Daniel S. McNamara, President
Date:	03/01/2018
------------------------------
By:	/S/ ROBERTO GALINDO, JR.
-----------------------------------------------------
Signature and Title: Roberto Galindo, Jr., Treasurer
Date:	03/01/2018
------------------------------